SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.1%
Argentina — 0.6%
MercadoLibre Inc *	14,397	$24,118

Australia — 2.8%
a2 Milk Co Ltd/The *(A)	1,403,357	12,399
Australia & New Zealand Banking Group Ltd	327,879	5,743
BlueScope Steel Ltd	896,249	12,089
Commonwealth Bank of Australia	6,879	436
CSL Ltd	72,752	15,898
CSR Ltd	792,249	3,197
Deterra Royalties Ltd *	221,712	821
Fortescue Metals Group Ltd	1,597,419	28,881
Harvey Norman Holdings Ltd	896,394	3,244
Iluka Resources Ltd	221,712	1,110
Orica Ltd	33,475	392
Orora Ltd	1,270,565	2,647
OZ Minerals Ltd	67,708	987
Rio Tinto Ltd	221,577	19,463
South32 Ltd	7,692,615	14,662
Westpac Banking Corp	86,438	1,292

		123,261

Austria — 0.3%
BAWAG Group AG	137,524	6,409
Verbund AG, Cl A	68,957	5,860

		12,269

Belgium — 1.2%
Ageas SA/NV	495,494	26,473
Anheuser-Busch InBev SA/NV	11,054	774
Etablissements Franz Colruyt NV	55,348	3,286
Groupe Bruxelles Lambert SA	145,793	14,755
UCB SA	39,792	4,121
Umicore SA	91,664	4,414

		53,823

Brazil — 0.0%
JBS SA	341,500	1,556

Canada — 1.0%
Air Canada, Cl A *	776,900	13,886
Canadian Pacific Railway Ltd	46,789	16,221
Cascades Inc	55,100	629
Nutrien Ltd	298,990	14,372

		45,108

China — 1.2%
Baidu Inc ADR *	144,326	31,209
Beijing Capital International Airport Co Ltd, Cl H	5,718,000	4,771
China Communications Services Corp Ltd, Cl H	3,781,584	1,668
Industrial & Commercial Bank of China Ltd, Cl H	9,179,000	5,955

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tencent Holdings Ltd	147,200	$10,707

		54,310

Denmark — 3.0%
Ambu A/S, Cl B (A)	88,138	3,816
AP Moller - Maersk A/S, Cl B	7,007	15,722
Carlsberg AS, Cl B	66,338	10,583
Coloplast A/S, Cl B	26,001	3,959
DSV PANALPINA A/S	75,923	12,752
Genmab A/S *	3,801	1,533
GN Store Nord AS	15,850	1,273
H Lundbeck A/S	132,621	4,561
Novo Nordisk A/S, Cl B	401,019	27,884
Orsted AS	53,697	11,030
Pandora A/S *	95,954	10,800
ROCKWOOL International A/S, Cl B	12,048	4,532
Vestas Wind Systems A/S	96,331	22,834

		131,279

Finland — 1.1%
Kone Oyj, Cl B	259,784	21,134
Neste Oyj	146,007	10,588
Nokia Oyj *	541,697	2,097
Nokia Oyj ADR *(A)	1,095,554	4,284
Orion Oyj, Cl B	243,235	11,185
Wartsila OYJ Abp, Cl B	103,643	1,038

		50,326

France — 9.6%
Airbus SE *	147,668	16,252
Amundi SA *	4,139	339
AXA SA	804,364	19,428
BioMerieux	6,431	910
BNP Paribas SA *	454,988	24,124
Bollore SA	3,144,881	13,055
Bouygues SA	242,180	9,979
Carrefour SA	1,433,485	24,653
Cie de Saint-Gobain	88,633	4,096
CNP Assurances *	112,984	1,841
Credit Agricole SA *	1,164,377	14,878
Criteo SA ADR *	60,571	1,242
Danone SA	207,298	13,666
Edenred	81,226	4,616
Engie SA *	754,325	11,603
Eurofins Scientific SE *	17,873	1,505
Ipsen SA	52,876	4,411
IPSOS	18,645	632
Kering SA	1,546	1,125
L’Oreal SA	26,153	9,962
LVMH Moet Hennessy Louis Vuitton SE	26,093	16,314
Nexans SA *	14,046	1,024
Pernod Ricard SA	83,554	16,048
Peugeot SA *(A)	766,019	21,098

SEI Institutional International Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Publicis Groupe SA	381,789	$19,129
Renault SA *	31,104	1,371
Rexel SA *	485,841	7,682
Sanofi	602,686	58,392
Sartorius Stedim Biotech	24,891	8,912
Schneider Electric SE	67,153	9,764
Thales SA	194,128	17,818
TOTAL SE	482,094	20,834
Ubisoft Entertainment SA *	134,097	13,015
Valeo SA	398,154	15,831
Vinci SA	112,178	11,193
Vivendi SA	308,400	9,967
Wendel SE	17,869	2,143

		428,852

Germany — 8.8%
adidas AG *	27,977	10,233
AIXTRON SE *	712,253	12,495
Allianz SE	94,960	23,347
BASF SE	347,454	27,485
Bayer AG	360,829	21,360
Bayerische Motoren Werke AG	168,822	15,141
Carl Zeiss Meditec AG	15,788	2,104
CECONOMY AG *	68,485	478
Continental AG	68,095	10,142
Daimler AG	20,958	1,489
Dermapharm Holding SE	10,138	708
Deutsche Bank AG *	633,549	7,047
Deutsche Boerse AG	56,898	9,711
Deutsche Post AG	675,891	34,114
E.ON SE *	115,582	1,279
Fresenius Medical Care AG & Co KGaA	219,531	18,629
GEA Group AG	90,924	3,270
Hamburger Hafen und Logistik AG	14,977	346
Hannover Rueck SE	1,880	300
HeidelbergCement AG	8,885	680
HelloFresh SE *	113,802	8,821
Infineon Technologies AG	729,576	28,233
KION Group AG	141,389	12,367
Linde PLC	40,940	10,712
Merck KGaA	59,646	10,404
Puma SE *	24,334	2,759
Rheinmetall AG	42,432	4,527
RWE AG *	476,475	20,282
SAP SE	229,941	30,541
Siemens AG	422,440	61,857
Siemens Energy AG *	16,174	595
Symrise AG, Cl A	5,142	690
zooplus AG *	6,412	1,337

		393,483

Greece — 0.0%
Aegean Airlines SA *	12,601	80

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Bank of Greece SA *	283,537	$789

		869

Hong Kong — 2.3%
AIA Group Ltd	1,264,200	15,489
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	18
Hong Kong Exchanges & Clearing Ltd	371,418	20,358
Lenovo Group Ltd	2,622,000	2,475
Link REIT ‡	293,100	2,669
Nine Dragons Paper Holdings Ltd	1,511,000	2,143
Sands China Ltd *	4,157,200	18,256
SJM Holdings Ltd	8,483,340	9,486
Techtronic Industries Co Ltd	588,000	8,387
Topsports International Holdings Ltd	7,838,000	11,726
WH Group Ltd	2,076,500	1,741
Wuxi Biologics Cayman Inc *	705,098	9,348

		102,096

India — 0.4%
HCL Technologies Ltd	183,525	2,377
HDFC Bank Ltd ADR *	216,252	15,626
Wipro Ltd ADR	171,291	968

		18,971

Ireland — 1.3%
Experian PLC	355,372	13,490
ICON PLC *	146,756	28,615
Ryanair Holdings PLC ADR *	129,271	14,217

		56,322

Israel — 0.6%
Bank Leumi Le-Israel BM	1,319,281	7,766
Bezeq The Israeli Telecommunication Corp Ltd *	619,676	618
Check Point Software Technologies Ltd *	100,467	13,353
Isracard Ltd	–	–
Nice Ltd *	1,267	355
Nice Ltd ADR *(A)	17,924	5,082

		27,174

Italy — 2.7%
Assicurazioni Generali SpA	759,410	13,280
Banca Mediolanum SpA *	299,871	2,615
CNH Industrial NV *	771,345	9,785
De’ Longhi SpA	18,173	575
DiaSorin SpA	4,776	996
Enel SpA	1,422,034	14,441
EXOR NV	115,844	9,425
Ferrari NV	49,200	11,438
Fiat Chrysler Automobiles NV *	371,969	6,697
FinecoBank Banca Fineco SpA *	610,866	10,039
Intesa Sanpaolo SpA *	1,241,561	2,914
Mediaset SpA *(A)	150,576	386
Pirelli & C SpA *	1,251,944	6,812

2	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Recordati Industria Chimica e Farmaceutica SpA	86,849	$4,827
UniCredit SpA *	2,676,728	25,120
UnipolSai Assicurazioni SpA	96,751	258

		119,608

Japan — 18.2%
77 Bank Ltd/The	33,364	455
Advantest Corp	146,100	11,019
AEON Financial Service Co Ltd	109,100	1,312
Arcland Sakamoto Co Ltd	22,273	370
ASKUL Corp	24,500	915
Bandai Namco Holdings Inc	76,600	6,630
Canon Marketing Japan Inc (A)	102,900	2,348
Capcom Co Ltd	193,300	12,585
Chugai Pharmaceutical Co Ltd	132,300	7,070
CyberAgent Inc	138,700	9,578
Dai Nippon Printing Co Ltd	462,700	8,319
Daifuku Co Ltd	12,200	1,509
Daito Trust Construction Co Ltd	79,800	7,460
Daiwa House Industry Co Ltd	220,400	6,543
Disco Corp	2,900	978
FANUC Corp	71,100	17,546
FUJIFILM Holdings Corp	213,800	11,262
Fujitsu Ltd	248,000	35,890
Glory Ltd	73,900	1,493
Hakuhodo DY Holdings Inc	117,100	1,605
Hitachi Ltd	369,567	14,572
Honda Motor Co Ltd	103,300	2,900
Iida Group Holdings Co Ltd	19,300	390
ITOCHU Corp	300,800	8,656
Itoki Corp	21,300	69
Japan Airlines Co Ltd *	724,500	14,060
Japan Exchange Group Inc	364,400	9,312
Japan Post Holdings Co Ltd	313,900	2,446
Japan Post Insurance Co Ltd	76,300	1,566
JSR Corp	16,100	449
Kansai Paint Co Ltd	13,200	407
Kao Corp (A)	124,200	9,588
KDDI Corp	745,300	22,158
Keyence Corp	24,500	13,791
Kokuyo Co Ltd	167,000	2,261
Komatsu Ltd	447,900	12,243
Konami Holdings Corp	64,100	3,603
K’s Holdings Corp	203,300	2,830
Kyowa Kirin Co Ltd	99,100	2,710
Mabuchi Motor Co Ltd (A)	389,800	17,006
Mitsubishi Electric Corp	634,600	9,577
Mitsubishi Estate Co Ltd	556,000	8,917
Mitsubishi Gas Chemical Co Inc	73,800	1,697
Mitsubishi Heavy Industries Ltd	101,500	3,110
Mitsubishi Motors Corp *	459,400	966

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mixi Inc	135,500	$3,368
Mizuno Corp	41,500	810
MS&AD Insurance Group Holdings Inc	719,700	21,929
Murata Manufacturing Co Ltd	295,200	26,677
Nexon Co Ltd	187,525	5,773
NGK Spark Plug Co Ltd	47,000	803
Nihon Unisys Ltd	159,700	6,260
Nikon Corp	297,200	1,879
Nintendo Co Ltd	39,100	24,952
Nippon Telegraph & Telephone Corp	585,800	14,970
Nippon Telegraph & Telephone Corp ADR	450,537	11,579
Nitori Holdings Co Ltd	65,700	13,770
Nitto Denko Corp	40,200	3,600
Nomura Holdings Inc	1,041,400	5,510
ORIX Corp	672,800	10,345
Otsuka Corp	162,900	8,594
Panasonic Corp	1,587,300	18,327
PeptiDream Inc *	180,500	9,173
Persol Holdings Co Ltd	151,000	2,726
Rakuten Inc *	906,100	8,736
Recruit Holdings Co Ltd	246,100	10,334
Renesas Electronics Corp *	162,300	1,709
Rohm Co Ltd	198,400	19,293
Ryohin Keikaku Co Ltd	293,800	6,001
Sankyo Co Ltd	133,300	3,607
Sanwa Holdings Corp	178,600	2,082
SBI Holdings Inc/Japan	340,100	8,072
Secom Co Ltd	25,200	2,326
Seiko Holdings Corp	14,200	182
Sekisui House Ltd	907,600	18,474
Seven & i Holdings Co Ltd	494,900	17,552
Sharp Corp/Japan	29,700	451
Shimamura Co Ltd	40,000	4,202
Shimano Inc	2,700	631
Shin-Etsu Chemical Co Ltd	58,749	10,285
Shiseido Co Ltd	135,700	9,383
SoftBank Corp	102,000	1,277
SoftBank Group Corp	20,800	1,629
Sompo Holdings Inc	142,800	5,776
Sony Corp ADR	98,714	9,980
Subaru Corp	191,900	3,836
Sumitomo Chemical Co Ltd	126,100	510
Sumitomo Mitsui Financial Group Inc	399,100	12,315
Sumitomo Mitsui Trust Holdings Inc	480,822	14,803
Suzuki Motor Corp	126,737	5,879
Sysmex Corp	8,400	1,013
T&D Holdings Inc	361,600	4,275
Takeda Pharmaceutical Co Ltd	1,247,800	45,463
TDK Corp	24,500	3,700
Teijin Ltd	104,900	1,979
Terumo Corp	250,900	10,494
TIS Inc	231,900	4,745

SEI Institutional International Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tokyo Electric Power Co Holdings Inc *	1,117,600	$2,946
Tomy Co Ltd	133,700	1,179
Toray Industries Inc	164,600	976
Toshiba Corp	142,000	3,980
Toyota Industries Corp	125,878	10,005
Toyota Motor Corp ADR	115,231	17,811
Universal Entertainment *	317,053	7,334
Yakult Honsha Co Ltd	12,600	635
Yamada Holdings Co Ltd	415,800	2,212
YA-MAN Ltd	45,400	822
Z Holdings Corp *	1,470,600	8,892
ZOZO Inc	107,700	2,659

		811,661

Malta — 0.0%
BGP Holdings *(B)	198,683	–

Mexico — 0.5%
Arca Continental SAB de CV	1,778,150	8,492
Fomento Economico Mexicano SAB de CV ADR	108,660	8,233
Grupo Financiero Banorte SAB de CV, Cl O *	940,583	5,176

		21,901

Netherlands — 6.1%
Adyen NV *	4,162	9,752
Akzo Nobel NV	385,023	41,529
ArcelorMittal SA *	271,219	6,265
ASML Holding NV	21,133	10,378
ASR Nederland NV	170,326	6,894
BE Semiconductor Industries NV	11,042	674
ING Groep NV *	4,635,463	43,592
James Hardie Industries PLC *	130,807	3,858
Koninklijke Ahold Delhaize NV	1,057,192	29,941
Koninklijke DSM NV	61,995	10,739
Koninklijke Philips NV *	326,443	17,535
Koninklijke Vopak NV	43,888	2,311
NN Group NV	201,536	8,739
PostNL NV *	1,207,552	4,151
Prosus NV *	86,151	9,387
Randstad NV *	178,570	11,534
Royal Dutch Shell PLC ADR, Cl B	429,732	14,443
Wolters Kluwer NV	447,213	37,824

		269,546

New Zealand — 0.2%
a2 Milk Co Ltd/The *	569,604	4,950
Fisher & Paykel Healthcare Corp Ltd	206,052	4,892
Fletcher Building Limited *	79,636	334

		10,176

Norway — 0.0%
Schibsted ASA, Cl B *	47,944	1,792

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saudi Arabia — 0.0%
Arabian Cement Co/Saudi Arabia	55,946	$549

Singapore — 0.6%
City Developments Ltd	1,883,900	11,361
DBS Group Holdings Ltd	467,400	8,855
Hong Leong Finance Ltd	61,282	111
Oversea-Chinese Banking Corp Ltd	1,022,635	7,784

		28,111

South Africa — 0.1%
DataTec Ltd *	100,188	167
Investec PLC	416,323	1,067
MultiChoice Group	112,112	1,023

		2,257

South Korea — 2.9%
BNK Financial Group Inc	353,064	1,852
Hana Financial Group Inc	39,906	1,276
Kangwon Land Inc	490,300	10,618
KT Corp ADR	389,057	4,284
Kumho Petrochemical Co Ltd	43,702	5,852
LG Electronics Inc	112,632	14,053
Samsung Electronics Co Ltd	413,728	30,988
SK Hynix Inc	360,553	39,550
SK Telecom Co Ltd ADR	787,189	19,270

		127,743

Spain — 2.3%
Aena SME SA *	74,407	12,998
Amadeus IT Group SA, Cl A	362,813	26,558
Banco Bilbao Vizcaya Argentaria SA *	3,650,598	18,124
Banco Santander SA *	2,590,049	8,062
CaixaBank SA	5,676,624	14,681
Cia de Distribucion Integral Logista Holdings SA	57,814	1,128
Laboratorios Farmaceuticos Rovi SA	6,543	307
Mapfre SA	272,286	533
Siemens Gamesa Renewable Energy SA	273,188	11,090
Unicaja Banco SA *(A)	11,477,455	10,147

		103,628

Sweden — 3.3%
Atlas Copco AB, Cl A	193,106	9,865
Axfood AB	66,076	1,545
Betsson AB	131,332	1,183
Byggmax Group AB *	148,444	931
Elanders AB, Cl B *	3,872	56
Electrolux AB, Cl B	559,602	13,046
Epiroc AB, Cl A	182,081	3,300
Essity AB, Cl B (A)	203,404	6,561
Evolution Gaming Group AB	58,799	6,008
Getinge AB, Cl B	217,298	5,096
Husqvarna AB, Cl B	982,865	12,790
ICA Gruppen AB	90,013	4,510

4	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kinnevik AB *	103,522	$5,268
NCC AB, Cl B	176,215	3,222
Sandvik AB *	435,890	10,734
SKF AB, Cl B	171,616	4,468
Swedish Match AB	229,729	17,879
Tele2 AB, Cl B	33,493	444
Telefonaktiebolaget LM Ericsson ADR	218,705	2,614
Telefonaktiebolaget LM Ericsson, Cl B	1,218,218	14,528
Volvo AB, Cl B *	936,321	22,106

		146,154

Switzerland — 10.2%
ABB Ltd	881,560	25,039
Adecco Group AG	420,726	28,275
Alcon Inc *	162,203	10,809
Cie Financiere Richemont SA, Cl A	298,130	27,032
Clariant AG *	136,210	2,908
Coca-Cola HBC AG *	452,219	14,694
Credit Suisse Group AG	2,121,810	27,785
dormakaba Holding AG	2,973	1,693
EMS-Chemie Holding AG	7,574	7,364
Geberit AG	11,736	7,420
Julius Baer Group Ltd	21,444	1,235
Kuehne + Nagel International AG	10,985	2,529
Logitech International SA	105,440	10,366
Lonza Group AG	40,878	26,396
Nestle SA	121,958	14,401
Novartis AG	632,989	59,969
Partners Group Holding AG	8,954	10,684
Roche Holding AG	187,035	65,564
Schindler Holding AG	35,592	9,745
Sika AG	43,647	11,991
Sonova Holding AG *	3,121	814
STMicroelectronics NV	264,141	10,005
Straumann Holding AG	7,808	9,119
Swatch Group AG/The	37,796	10,328
Tecan Group AG	8,427	4,144
UBS Group AG (A)	2,076,708	29,563
Vifor Pharma AG	29,978	4,729
Zurich Insurance Group AG	40,208	17,073

		451,674

Taiwan — 2.1%
Arcadyan Technology Corp	230,000	768
Asustek Computer Inc	516,000	4,600
Chicony Electronics Co Ltd	687,000	2,108
Chipmos Technologies Inc *	1,894,000	2,316
Compal Electronics Inc	5,731,000	4,222
eGalax_eMPIA Technology Inc	361,000	768
Foxconn Technology Co Ltd	414,000	787
Gigabyte Technology Co Ltd	445,000	1,232
Global Mixed Mode Technology Inc	91,000	517
Hon Hai Precision Industry Co Ltd	3,797,000	12,432

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Inventec Corp	910,000	$777
Lite-On Technology Corp	2,772,000	4,913
MediaTek Inc	805,482	21,414
Micro-Star International Co Ltd	207,000	976
Novatek Microelectronics Corp	141,000	1,852
Pegatron Corp	552,000	1,322
Quanta Computer Inc	914,000	2,632
Sanyang Motor Co Ltd	264,000	335
Simplo Technology Co Ltd	278,000	3,463
Sitronix Technology Corp	173,000	1,001
Synnex Technology International Corp	1,787,000	2,989
Taiwan Semiconductor Manufacturing Co Ltd ADR	190,463	20,768
Topco Scientific Co Ltd	219,000	931

		93,123

Thailand — 0.0%
Krung Thai Bank PCL	2,398,900	892

Turkey — 0.0%
Coca-Cola Icecek AS *	116,094	1,028

United Kingdom — 8.4%
Aggreko PLC	139,854	1,197
Anglo American PLC	321,958	10,670
Antofagasta PLC	70,660	1,391
AstraZeneca PLC	82,366	8,246
AstraZeneca PLC ADR	76,396	3,819
Aviva PLC	607,463	2,700
B&M European Value Retail SA	166,334	1,174
Balfour Beatty PLC *	1,188,220	4,389
Barclays PLC *	8,113,180	16,267
BHP Group PLC	510,195	13,425
BP PLC	4,776,406	16,636
British American Tobacco PLC	478,024	17,695
BT Group PLC, Cl A *	1,012,782	1,831
Compass Group PLC *	443,297	8,259
Computacenter PLC	62,379	2,087
Dialog Semiconductor PLC *	27,459	1,505
Entain PLC *	155,033	2,402
Evraz PLC	1,669,026	10,759
Ferguson PLC	51,346	6,236
Ferrexpo PLC	524,939	2,028
GlaxoSmithKline PLC	1,078,838	19,791
Hays PLC *	1,779,388	3,478
IG Group Holdings PLC	53,276	628
Inchcape PLC *	139,243	1,225
Indivior PLC *	415,882	619
International Consolidated Airlines Group SA *	2,535,517	5,539
Investec PLC	732,515	1,876
JET2 PLC *	35,358	691
Kingfisher PLC *	3,985,635	14,732
Legal & General Group PLC	1,804,792	6,567

SEI Institutional International Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
London Stock Exchange Group PLC	62,239	$7,664
M&G PLC	758,648	2,053
National Grid PLC	868,484	10,269
Next PLC *	79,589	7,709
Ninety One PLC	375,849	1,171
Pagegroup PLC *	97,734	598
Plus500 Ltd	120,450	2,387
Prudential PLC	1,511,808	27,837
QinetiQ Group PLC	196,336	858
Reckitt Benckiser Group PLC	105,388	9,424
Rio Tinto PLC	76,571	5,725
Rio Tinto PLC ADR	79,425	5,974
Rolls-Royce Holdings PLC *	21,202,660	32,243
Royal Mail PLC *	729,803	3,369
Smith & Nephew PLC	516,626	10,664
Tate & Lyle PLC	201,447	1,857
Taylor Wimpey PLC *	9,259,265	20,985
Tesco PLC	6,139,580	19,420
Unilever PLC	53,035	3,184
Weir Group PLC/The *	216,399	5,885
WH Smith PLC *	360,726	7,446

		374,584

United States — 4.3%
Accenture PLC, Cl A	97,610	25,497
Aon PLC, Cl A	33,506	7,079
Aptiv PLC *	78,781	10,264
ASML Holding NV, Cl G	30,558	14,904
Atlassian Corp PLC, Cl A *	82,027	19,183
Axis Capital Holdings Ltd	308,388	15,540
Flex Ltd *	664,090	11,940
IHS Markit Ltd	107,360	9,644
Lululemon Athletica Inc *	35,053	12,200
Medtronic PLC	84,901	9,945
Mettler-Toledo International Inc *	8,868	10,107
Nomad Foods Ltd *	399,072	10,144
ResMed Inc	66,693	14,176
Shopify Inc, Cl A *	11,155	12,627
STERIS PLC	49,145	9,315

		192,565

Total Common Stock (Cost $3,440,906) ($ Thousands)		4,280,809

PREFERRED STOCK — 2.3%
Germany — 1.5%
Henkel AG & Co KGaA (C)	67,643	7,634
Porsche Automobil Holding SE (C)	89,398	6,304
Sartorius AG (C)	1,305	551

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Volkswagen AG (C)	264,641	$49,647

		64,136

South Korea — 0.8%
Hyundai Motor Co (C)	132,660	10,853
Samsung Electronics Co Ltd (C)	381,858	25,983

		36,836

Total Preferred Stock (Cost $75,020) ($ Thousands)		100,972

	Number of Warrants

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/27/2023 *	389,410	101

Total Warrant (Cost $—) ($ Thousands)		101

	Number of Rights

RIGHTS — 0.0%
Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡	5,445	–
T3EX Global Holdings Corp, Expires 01/15/2021 *	10,045	4

Total Rights (Cost $—) ($ Thousands)		4

	Shares

AFFILIATED PARTNERSHIP — 1.7%
SEI Liquidity Fund, L.P. 0.080% **†(D)	78,085,422	78,107

Total Affiliated Partnership (Cost $78,098) ($ Thousands)		78,107

Total Investments in Securities — 100.1% (Cost $3,594,024) ($ Thousands)		$4,459,993

6	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro STOXX 50	12	Mar-2021	$509	$521	$7
FTSE 100 Index	3	Mar-2021	258	263	(1)
Hang Seng Index	1	Jan-2021	172	176	4
SPI 200 Index	1	Mar-2021	126	126	(2)
TOPIX Index	11	Mar-2021	1,867	1,923	39

			$2,932	$3,009	$47

Percentages are based on Net Assets of $4,454,066 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $74,694 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $78,107 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

FTSE — Financial Times Stock Exchange

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

SPI — Share Price Index

TOPIX - Tokyo Price Index

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,277,587	3,222	–^	4,280,809
Preferred Stock	100,972	–	–	100,972
Warrants	–	101	–	101
Rights	4	–	–	4
Affiliated Partnership	–	78,107	–	78,107

Total Investments in Securities	4,378,563	81,430	–	4,459,993

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	50	–	–	50
Unrealized Depreciation	(3)	–	–	(3)

Total Other Financial Instruments	47	–	–	47

^One security with a market value of $0.

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$94,836	$115,490	$(132,217)	$(3)	$1	$78,107	78,085,422	$146	$—
SEI Daily Income Trust, Government Fund, Cl F	71,397	53,815	(125,212)	—	—	—	—	1	—

Totals	$166,233	$169,305	$(257,429)	$(3)	$1	$78,107		$147	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional International Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.0%
Argentina — 0.2%
MercadoLibre Inc *	1,920	$3,217
Ternium SA ADR *	23,178	674

		3,891

Austria — 0.1%
Erste Group Bank AG	79,974	2,451

Brazil — 4.7%
Ambev SA	549,300	1,655
Ambev SA ADR	281,670	862
Arezzo Industria e Comercio SA	141,900	1,863
B3 SA - Brasil Bolsa Balcao	631,020	7,530
Banco Bradesco SA ADR *	548,419	2,885
Banco do Brasil SA *	324,913	2,427
Banco Santander Brasil SA	393,900	3,400
Banco Santander Brasil SA ADR (A)	108,700	939
BB Seguridade Participacoes SA	149,093	850
CCR SA	525,874	1,364
Cia de Saneamento do Parana *	33,820	169
Cosan Ltd, Cl A	51,454	948
Cosan SA	402,100	5,863
CPFL Energia SA	890,355	5,580
Cyrela Brazil Realty SA Empreendimentos e Participacoes	512,598	2,909
Energisa SA	450,515	4,541
Engie Brasil Energia SA	33,100	280
Gerdau SA ADR	513,295	2,397
Hapvida Participacoes e Investimentos SA	278,758	819
Hypera SA *	157,100	1,036
Lojas Renner SA	115,100	965
Magazine Luiza SA	131,196	630
Marfrig Global Foods SA *	970,600	2,711
Multiplan Empreendimentos Imobiliarios SA *	116,800	529
Notre Dame Intermedica Participacoes SA	74,800	1,128
Petroleo Brasileiro SA	21,549	242
Petroleo Brasileiro SA ADR	1,233,222	13,849
Porto Seguro SA	107,757	1,017
Qualicorp Consultoria e Corretora de Seguros SA	132,618	893
Rumo SA *	1,287,837	4,770
SLC Agricola SA	130,921	692
TIM SA/Brazil *	933,900	2,634
TIM SA/Brazil ADR *	42,119	586
TOTVS SA	225,557	1,247
Vale SA ADR, Cl B	616,540	10,333
WEG SA	81,666	1,191
YDUQS Participacoes SA	125,688	797

		92,531

Canada — 1.0%
Endeavour Mining Corp	57,098	1,327
First Quantum Minerals Ltd	775,714	13,913

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ivanhoe Mines Ltd, Cl A *	429,619	$2,313
Parex Resources Inc *	134,497	1,850

		19,403

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA ADR	68,563	3,366

China — 23.2%
360 DigiTech Inc ADR *	35,350	417
Agricultural Bank of China Ltd, Cl H	10,805,000	3,958
Alibaba Group Holding Ltd *	921,108	27,631
Alibaba Group Holding Ltd ADR *	145,133	33,777
Anhui Conch Cement Co Ltd, Cl H	1,071,500	6,709
ANTA Sports Products Ltd	68,000	1,078
Baidu Inc ADR *	28,357	6,132
Bank of China Ltd, Cl H	10,002,000	3,418
Bilibili Inc ADR *	14,570	1,249
BYD Co Ltd, Cl H (A)	34,370	901
China Construction Bank Corp, Cl H	15,673,328	11,906
China Lesso Group Holdings Ltd	2,493,959	3,905
China Life Insurance Co Ltd, Cl H	1,211,000	2,671
China Longyuan Power Group Corp Ltd, Cl H	783,000	785
China Merchants Bank Co Ltd, Cl H	1,295,966	8,190
China National Building Material Co Ltd, Cl H	1,084,733	1,304
China National Medicines Corp Ltd, Cl A	264,900	1,997
China Petroleum & Chemical Corp ADR	10,953	489
China Shenhua Energy Co Ltd, Cl H	456,000	859
Chongqing Zhifei Biological Products Co Ltd, Cl A	226,800	5,130
CITIC Securities Co Ltd, Cl H	193,500	436
Dongfeng Motor Group Co Ltd, Cl H	2,402,000	2,800
ENN Energy Holdings Ltd	357,100	5,241
Focus Media Information Technology Co Ltd, Cl A	4,805,841	7,253
Fosun International Ltd	843,000	1,324
Great Wall Motor Co Ltd, Cl H	465,010	1,595
Gree Electric Appliances Inc of Zhuhai, Cl A	438,400	4,152
Guangzhou R&F Properties Co Ltd	2,160,800	2,778
Haier Smart Home Co Ltd, Cl A	1,195,161	5,338
Haier Smart Home Co Ltd, Cl H *	1,197,926	4,341
Hangzhou Robam Appliances Co Ltd, Cl A	574,766	3,584
Huadong Medicine Co Ltd, Cl A	259,900	1,056
Huazhu Group Ltd ADR	88,884	4,002
Industrial & Commercial Bank of China Ltd, Cl H	18,549,068	12,033
JD.com Inc ADR *	158,013	13,889
Jiangsu Changshu Rural Commercial Bank Co Ltd, Cl A	2,929,874	3,306
Kweichow Moutai Co Ltd, Cl A	10,000	3,055
KWG Group Holdings Ltd	594,303	811
Longfor Group Holdings Ltd	221,001	1,294
Lufax Holding Ltd ADR *	216,267	3,071
Momo Inc ADR *	149,967	2,094

SEI Institutional International Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NARI Technology Co Ltd, Cl A	1,289,083	$5,237
NetEase Inc ADR	153,778	14,727
New Oriental Education & Technology Group Inc ADR *	30,184	5,608
Oppein Home Group Inc, Cl A	113,254	2,329
PICC Property & Casualty Co Ltd, Cl H	2,126,000	1,610
Pinduoduo Inc ADR *	52,979	9,413
Ping An Insurance Group Co of China Ltd, Cl A	945,100	12,570
Ping An Insurance Group Co of China Ltd, Cl H	1,962,574	24,045
Poly Developments and Holdings Group Co Ltd, Cl A	1,968,926	4,763
Sangfor Technologies Inc, Cl A	123,391	4,679
Shanghai Yuyuan Tourist Mart Group Co Ltd, Cl A	2,739,075	3,723
Shenzhen Kangtai Biological Products Co Ltd, Cl A	159,400	4,253
Shenzhen Sunway Communication Co Ltd, Cl A	342,594	1,880
Shenzhou International Group Holdings Ltd	68,100	1,335
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	841,598	2,502
Sinotruk Hong Kong Ltd	1,279,903	3,268
Songcheng Performance Development Co Ltd, Cl A	856,100	2,320
Suofeiya Home Collection Co Ltd, Cl A	635,400	2,516
TAL Education Group ADR *	11,049	790
Tencent Holdings Ltd	982,303	71,451
Tingyi Cayman Islands Holding Corp	376,000	642
Trip.com Group Ltd ADR *	107,798	3,636
Tsingtao Brewery Co Ltd, Cl H	126,000	1,319
Uni-President China Holdings Ltd	646,000	657
Vipshop Holdings Ltd ADR *	262,668	7,384
Weichai Power Co Ltd, Cl H	2,432,000	4,880
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	1,806,000	8,625
WUS Printed Circuit Kunshan Co Ltd, Cl A	845,700	2,430
Wuxi Lead Intelligent Equipment Co Ltd, Cl A	71,400	917
Xianhe Co Ltd, Cl A	513,973	1,965
Yantai Jereh Oilfield Services Group Co Ltd, Cl A	428,797	2,295
Yonghui Superstores Co Ltd, Cl A	2,512,100	2,758
Yum China Holdings Inc	39,001	2,227
Yunnan Baiyao Group Co Ltd, Cl A	132,100	2,295
Zai Lab Ltd ADR *	8,078	1,093
Zhejiang Expressway Co Ltd, Cl H	2,754,000	2,326
Zhejiang Huayou Cobalt Co Ltd, Cl A *	457,213	5,544
Zhejiang Juhua Co Ltd, Cl A	2,288,402	2,838
Zhejiang Supor Co Ltd, Cl A *	94,510	1,127
Zhejiang Weixing New Building Materials Co Ltd, Cl A	900,386	2,575

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zhongsheng Group Holdings Ltd	1,615,907	$11,514

		454,025

Colombia — 0.1%
Ecopetrol SA ADR (A)	73,423	948
Grupo de Inversiones Suramericana SA	129,714	959

		1,907

Cyprus — 0.1%
TCS Group Holding PLC GDR	36,366	1,197

Czech Republic — 0.3%
Komercni banka as *	26,745	820
Moneta Money Bank AS	1,401,910	4,448

		5,268

Egypt — 0.1%
Commercial International Bank Egypt SAE	413,246	1,555

Germany — 0.2%
Delivery Hero SE *	25,249	3,992

Greece — 0.3%
Eurobank Ergasias Services and Holdings SA *	4,519,558	3,213
Hellenic Telecommunications Organization SA	62,188	1,007
JUMBO SA *	25,080	434
OPAP SA	46,770	630

		5,284

Hong Kong — 10.2%
3SBio Inc *	2,435,500	2,221
A-Living Smart City Services Co Ltd, Cl H	1,086,750	4,821
ASM Pacific Technology Ltd	279,400	3,686
AviChina Industry & Technology Co Ltd, Cl H	1,455,000	1,015
Beijing Enterprises Holdings Ltd	924,000	3,015
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	15
China Conch Venture Holdings Ltd	418,500	2,035
China Education Group Holdings Ltd	1,731,000	3,335
China Gas Holdings Ltd	1,020,800	4,055
China High Precision Automation Group Ltd *	1,385,624	–
China Medical System Holdings Ltd	2,673,000	2,985
China Meidong Auto Holdings Ltd	182,129	740
China Mengniu Dairy Co Ltd	235,000	1,418
China Mobile Ltd	1,259,109	7,177
China Overseas Land & Investment Ltd	641,000	1,394
China Resources Beer Holdings Co Ltd	173,465	1,597
China Resources Cement Holdings Ltd	1,010,203	1,128
China Resources Land Ltd	1,412,000	5,827
Chinasoft International Ltd	1,145,478	1,278
CNOOC Ltd	3,918,200	3,628
Country Garden Services Holdings Co Ltd	1,084,801	7,338
CSPC Pharmaceutical Group Ltd	934,400	956
Dali Foods Group Co Ltd	2,849,000	1,628
Far East Horizon Ltd	705,884	727

2	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fuyao Glass Industry Group Co Ltd, Cl H	148,296	$815
Galaxy Entertainment Group Ltd *	354,800	2,757
Geely Automobile Holdings Ltd	3,057,000	10,448
GF Securities Co Ltd, Cl H	669,200	946
Greentown Management Holdings Co Ltd *	3,201,113	1,375
Guangzhou Automobile Group Co Ltd, Cl H	2,012,000	2,237
Hengan International Group Co Ltd	119,000	843
Hong Kong Exchanges & Clearing Ltd	131,800	7,224
Huatai Securities Co Ltd, Cl H	2,454,000	3,861
Huazhu Group Ltd *	13,200	589
Innovent Biologics Inc *	126,000	1,333
JD Health International Inc *	95,300	1,844
JD.com Inc, Cl A *	270,850	11,946
JW Cayman Therapeutics Co Ltd *	342,500	1,164
Kaisa Group Holdings Ltd	1,557,000	769
Kingboard Holdings Ltd	214,500	905
Kingboard Laminates Holdings Ltd	1,344,500	2,195
Kunlun Energy Co Ltd	6,448,000	5,572
KWG Living Group Holdings Ltd *	1	–
Lenovo Group Ltd	1,468,000	1,386
Li Ning Co Ltd	701,114	4,819
Link REIT ‡	295,016	2,686
Livzon Pharmaceutical Group Inc, Cl H	125,072	485
Logan Group Co Ltd	3,749,000	6,140
Lonking Holdings Ltd	2,166,000	670
Luye Pharma Group Ltd (A)	2,205,000	1,027
Meituan, Cl B *	287,800	10,935
Minth Group Ltd	470,000	2,479
New Oriental Education & Technology Group Inc *	17,040	3,059
Nine Dragons Paper Holdings Ltd	3,541,929	5,025
Postal Savings Bank of China Co Ltd, Cl H	3,913,000	2,210
Q Technology Group Co Ltd (A)	603,000	1,022
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	1,250,000	2,202
Shenzhen International Holdings Ltd	14,524	23
SITC International Holdings Co Ltd	387,000	836
Sunny Optical Technology Group Co Ltd	184,329	4,034
Tianneng Power International Ltd (A)	514,000	1,240
Topsports International Holdings Ltd	749,000	1,121
United Laboratories International Holdings Ltd/The	668,602	474
Vinda International Holdings Ltd	438,000	1,195
WH Group Ltd	3,112,500	2,609
Wuxi Biologics Cayman Inc *	211,083	2,799
Xiaomi Corp, Cl B *	1,455,600	6,233
Xinjiang Goldwind Science & Technology Co Ltd, Cl H	307,800	618
Xinyi Glass Holdings Ltd	928,000	2,591
Xinyi Solar Holdings Ltd	3,622,000	9,459
Yadea Group Holdings Ltd	374,000	773

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoomlion Heavy Industry Science and Technology Co Ltd	1,714,710	$2,057

		199,049

Hungary — 0.9%
OTP Bank Nyrt *	143,168	6,463
Richter Gedeon Nyrt	411,575	10,333

		16,796

India — 9.3%
Adani Green Energy Ltd *	26,169	377
Ambuja Cements Ltd	791,645	2,696
Apollo Hospitals Enterprise Ltd	72,837	2,405
Asian Paints Ltd	19,961	755
Aurobindo Pharma Ltd	66,294	836
Bajaj Auto Ltd	101,161	4,768
Bandhan Bank Ltd *	157,325	866
Bharat Electronics Ltd	542,788	891
Divi’s Laboratories Ltd	19,669	1,034
Dr Reddy’s Laboratories Ltd ADR	12,218	871
EPL Ltd	923,632	3,186
GMM Pfaudler Ltd	28,388	1,471
Godrej Properties Ltd *	107,072	2,099
Grasim Industries Ltd	92,199	1,171
HCL Technologies Ltd	734,797	9,515
HDFC Bank Ltd *	425,145	8,357
HDFC Life Insurance Co Ltd *	110,044	1,019
Hero MotoCorp Ltd	97,070	4,132
Hindalco Industries Ltd	379,893	1,251
Housing Development Finance Corp Ltd	508,634	17,811
ICICI Bank Ltd *	1,388,537	10,168
ICICI Bank Ltd ADR *	484,794	7,204
ICICI Lombard General Insurance Co Ltd *	170,593	3,551
IndusInd Bank Ltd *	604,800	7,408
Infosys Ltd	378,727	6,509
Infosys Ltd ADR	142,764	2,420
InterGlobe Aviation Ltd *	69,336	1,635
Ipca Laboratories Ltd	36,366	1,089
JM Financial Ltd	506,635	586
Jubilant Foodworks Ltd	21,720	830
Larsen & Toubro Ltd	37,282	657
LIC Housing Finance Ltd	194,234	960
Mahindra & Mahindra Ltd	330,894	3,263
Manappuram Finance Ltd	516,889	1,171
Max Financial Services Ltd *	92,694	856
Motherson Sumi Systems Ltd	1,301,071	2,942
Multi Commodity Exchange of India Ltd	19,320	458
Muthoot Finance Ltd	58,943	976
Oil & Natural Gas Corp Ltd	691,726	881
Petronet LNG Ltd	2,142,857	7,261
Reliance Industries Ltd	671,568	18,089
SBI Cards & Payment Services Ltd	137,216	1,598
Spandana Sphoorty Financial Ltd *	121,478	1,248

SEI Institutional International Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
State Bank of India *	1,498,432	$5,638
Strides Pharma Science Ltd	164,295	1,975
Sun Pharmaceutical Industries Ltd	126,437	1,025
Tata Consultancy Services Ltd	310,926	12,182
Tata Steel Ltd	76,009	670
Tech Mahindra Ltd	244,942	3,262
UltraTech Cement Ltd	69,243	5,011
United Breweries Ltd	123,786	2,010
Vedanta Ltd	518,151	1,145
Wipro Ltd	245,158	1,296
WNS Holdings Ltd ADR *	17,029	1,227

		182,712

Indonesia — 1.3%
Ace Hardware Indonesia Tbk PT	21,659,600	2,647
Astra International Tbk PT	5,258,700	2,260
Bank Central Asia Tbk PT	1,895,567	4,575
Bank Mandiri Persero Tbk PT	4,540,700	2,045
Bank Negara Indonesia Persero Tbk PT	1,768,400	776
Bank Rakyat Indonesia Persero Tbk PT	28,923,665	8,597
Indofood Sukses Makmur Tbk PT	4,932,400	2,407
Telkom Indonesia Persero Tbk PT	9,100,500	2,144
United Tractors Tbk PT	447,300	849

		26,300

Malaysia — 0.5%
Dialog Group Bhd	1	–
Fraser & Neave Holdings Bhd	148,200	1,182
Frontken Corp Bhd	1,091,900	964
Hong Leong Bank Bhd	174,400	789
Inari Amertron Bhd	2,927,275	2,009
Kossan Rubber Industries	750,364	839
Petronas Gas Bhd	227,100	970
PPB Group Bhd	366,900	1,689
Public Bank Bhd	140,200	718
RHB Bank Bhd	557,900	756
Telekom Malaysia Bhd	490,800	660

		10,576

Mexico — 1.6%
Alfa SAB de CV, Cl A	913,169	656
America Movil SAB de CV ADR, Cl L	172,825	2,513
Cemex SAB de CV ADR *	1,465,193	7,575
Controladora Nemak SAB de CV *	913,169	121
Fomento Economico Mexicano SAB de CV	477,029	3,613
Gruma SAB de CV, Cl B	162,692	1,936
Grupo Aeroportuario del Sureste SAB de CV, Cl B	33,950	562
Grupo Financiero Banorte SAB de CV, Cl O *	892,100	4,909
Grupo Mexico SAB de CV, Ser B	1,474,884	6,247
Promotora y Operadora de Infraestructura SAB de CV *	73,400	650
Qualitas Controladora SAB de CV	191,603	1,028

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wal-Mart de Mexico SAB de CV	462,200	$1,297

		31,107

Netherlands — 0.2%
Prosus NV *	44,700	4,871

Peru — 0.3%
Credicorp Ltd	30,027	4,925

Philippines — 0.0%
First Gen Corp	332,396	195

Poland — 0.9%
Allegro.eu SA *	100,256	2,281
Cyfrowy Polsat SA	204,963	1,668
Dino Polska SA *	127,209	9,894
Polski Koncern Naftowy ORLEN SA	234,258	3,638
Powszechna Kasa Oszczednosci Bank Polski SA *	129,150	999

		18,480

Qatar — 0.4%
Commercial Bank PSQC/The	2,281,600	2,757
Masraf Al Rayan QSC	782,506	974
Ooredoo QPSC	791,816	1,635
Qatar Gas Transport Co Ltd	1,069,057	934
Qatar National Bank QPSC	279,429	1,368

		7,668

Russia — 3.4%
Detsky Mir PJSC	1,465,592	2,685
Gazprom PJSC ADR (A)	151,506	848
Inter RAO UES PJSC	9,685,000	696
LUKOIL PJSC ADR	273,539	18,694
Magnit GDR *	176,294	2,702
Magnit PJSC GDR	13,117	231
Mobile TeleSystems PJSC ADR	462,644	4,141
Ozon Holdings PLC ADR *	32,771	1,357
Polyus PJSC	8,007	1,648
Sberbank of Russia PJSC	533,262	1,955
Sberbank of Russia PJSC ADR	1,236,602	17,935
X5 Retail Group NV GDR	62,031	2,241
Yandex NV, Cl A *	163,512	11,377

		66,510

Saudi Arabia — 0.6%
Advanced Petrochemical Co	39,986	714
Al Rajhi Bank	186,266	3,654
Arab National Bank	156,399	838
Jarir Marketing Co	22,918	1,059
Riyad Bank	353,402	1,903
SABIC Agri-Nutrients Co	24,933	536
Samba Financial Group	92,414	753
Saudi Arabian Oil Co	87,445	816
Saudi British Bank/The	106,103	699

4	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Saudi Telecom Co	27,365	$773

		11,745

South Africa — 3.1%
Absa Group Ltd	148,252	1,210
AngloGold Ashanti Ltd	9,999	233
AngloGold Ashanti Ltd ADR	130,255	2,946
Bid Corp Ltd	160,798	2,879
Capitec Bank Holdings Ltd *(A)	36,496	3,560
Exxaro Resources Ltd	87,967	832
FirstRand Ltd	1,793,173	6,231
Gold Fields Ltd ADR	192,692	1,786
Impala Platinum Holdings Ltd	97,797	1,344
Kumba Iron Ore Ltd (A)	58,685	2,488
Mr Price Group Ltd	399,128	4,637
MTN Group	139,103	570
Naspers Ltd, Cl N	102,345	21,038
Nedbank Group Ltd	265,630	2,342
Old Mutual Ltd	1,889,945	1,530
Shoprite Holdings Ltd	295,346	2,815
Sibanye Stillwater Ltd	1,167,633	4,769

		61,210

South Korea — 14.3%
Celltrion Healthcare Co Ltd *	6,133	926
Celltrion Inc *	7,968	2,645
Cheil Worldwide Inc	49,727	946
Chong Kun Dang Pharmaceutical Corp	8,157	1,706
CJ CheilJedang Corp	14,596	5,135
CJ ENM Co Ltd	71,924	9,274
CJ Logistics Corp *	6,037	922
Com2uSCorp	23,256	3,420
Coway Co Ltd *	112,970	7,560
DB HiTek Co Ltd	25,230	1,194
E-MART Inc	21,718	3,041
GS Engineering & Construction Corp	23,818	832
Hana Financial Group Inc	321,226	10,275
Hankook Tire & Technology Co Ltd	78,359	2,846
Hansol Chemical Co Ltd	5,858	1,063
Hyundai Glovis Co Ltd	7,005	1,190
Hyundai Mobis Co Ltd	24,657	5,814
Hyundai Motor Co	10,141	1,801
Kakao Corp	15,048	5,403
KB Financial Group Inc	129,839	5,219
Kia Motors Corp	98,069	5,653
Korea Investment Holdings Co Ltd	10,408	760
Korea Petrochemical Ind Co Ltd	11,270	2,397
Korea Shipbuilding & Offshore Engineering Co Ltd *	6,016	605
Korea Zinc Co Ltd	6,177	2,288
Kumho Petrochemical Co Ltd	7,222	967
LG Chem Ltd	19,634	14,971
LG Corp	13,451	1,082

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LG Electronics Inc	23,765	$2,965
LG Household & Health Care Ltd	573	856
LS Corp	9,843	649
Mando Corp	48,482	2,637
Mirae Asset Daewoo Co Ltd	83,815	732
NAVER Corp	21,933	5,920
NCSoft Corp	16,124	13,835
Orion Corp/Republic of Korea	50,608	5,784
PI Advanced Materials Co Ltd	36,432	1,246
POSCO	18,363	4,600
POSCO ADR	26,185	1,632
Samsung Biologics Co Ltd *	6,880	5,252
Samsung C&T Corp	10,055	1,281
Samsung Electro-Mechanics Co Ltd	32,587	5,355
Samsung Electronics Co Ltd	1,244,852	93,239
Samsung SDI Co Ltd	7,204	4,178
Seegene Inc	3,544	634
Shinhan Financial Group Co Ltd	30,500	901
SK Holdings Co Ltd	4,828	1,073
SK Hynix Inc	203,766	22,352
SK Telecom Co Ltd	19,457	4,272
Yuhan Corp	13,302	924

		280,252

Switzerland — 0.1%
Wizz Air Holdings Plc *	28,152	1,756

Taiwan — 13.2%
Accton Technology Corp	606,200	6,817
Airtac International Group	27,000	865
ASE Technology Holding Co Ltd	404,000	1,169
Asia Cement Corp	2,288,000	3,518
ASMedia Technology Inc	52,000	2,906
Asustek Computer Inc	128,886	1,149
Chailease Holding Co Ltd	1,730,800	10,349
Cheng Shin Rubber Industry Co Ltd	502,000	787
China Steel Corp	746,000	657
Chunghwa Telecom Co Ltd	955,000	3,705
CTBC Financial Holding Co Ltd	5,889,000	4,129
Delta Electronics Inc	903,500	8,457
Fubon Financial Holding Co Ltd	3,592,000	5,976
Gigabyte Technology Co Ltd	280,000	775
Globalwafers Co Ltd	192,500	4,850
Hon Hai Precision Industry Co Ltd	1,085,000	3,553
Innolux Corp	4,978,000	2,498
Keystone Microtech Corp	44,000	489
Kinsus Interconnect Technology Corp	782,000	2,251
LandMark Optoelectronics Corp	263,000	2,644
Largan Precision Co Ltd	58,500	6,652
MediaTek Inc	320,137	8,511
Merida Industry Co Ltd	153,000	1,285
Micro-Star International Co Ltd	1,970,000	9,290
Nien Made Enterprise Co Ltd	127,000	1,473

SEI Institutional International Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Novatek Microelectronics Corp	172,000	$2,259
Parade Technologies Ltd	77,600	3,066
Phison Electronics Corp	59,000	698
Quanta Computer Inc	385,000	1,108
Realtek Semiconductor Corp	102,379	1,423
Ruentex Development Co Ltd	646,500	941
Silergy Corp	27,790	2,384
Simplo Technology Co Ltd	57,000	710
Sinbon Electronics Co Ltd	148,000	1,138
Sino-American Silicon Products Inc	306,155	1,934
Synnex Technology International Corp	604,000	1,010
Taishin Financial Holding Co Ltd	2,619,000	1,235
Taiwan Cement Corp	770,156	1,184
Taiwan Semiconductor Manufacturing Co Ltd	6,090,952	114,891
Taiwan Semiconductor Manufacturing Co Ltd ADR	127,521	13,905
Tong Hsing Electronic Industries Ltd	391,313	2,465
Uni-President Enterprises Corp	2,103,000	5,052
United Microelectronics Corp	1,520,480	2,551
Vanguard International Semiconductor Corp	268,000	1,106
Win Semiconductors Corp	85,000	1,047
Wistron Corp	1,029,718	1,136
Yageo Corp	78,000	1,438
Yuanta Financial Holding Co Ltd	2,152,927	1,575

		259,011

Thailand — 1.9%
Advanced Info Service PCL	370,300	2,179
Bangkok Bank PCL	459,000	1,823
Bangkok Dusit Medical Services PCL, Cl F	865,900	603
Carabao Group PCL NVDR	198,629	761
Central Pattana PCL	703,800	1,125
Charoen Pokphand Foods PCL NVDR	1,342,100	1,202
CP ALL PCL *	1,065,300	2,076
Global Power Synergy PCL NVDR	263,100	649
Home Product Center PCL	20,937,454	9,627
Intouch Holdings PCL NVDR	528,200	995
Intouch Holdings PCL, Cl F	1,040,800	1,961
Kasikornbank PCL	214,400	807
Land & Houses PCL NVDR	2,725,400	725
Minor International PCL NVDR *	451,365	389
PTT Exploration & Production PCL NVDR	334,100	1,097
PTT Global Chemical PCL NVDR	339,200	666
PTT PCL	1,104,700	1,568
PTT PCL NVDR	3,628,428	5,155
Siam Cement PCL	12,487	–
Siam Cement PCL/The	59,800	755
Thai Beverage PCL	4,246,250	2,362

		36,525

Turkey — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	321,920	791
Eregli Demir ve Celik Fabrikalari TAS	420,027	844

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ford Otomotiv Sanayi AS	58,066	$984
Haci Omer Sabanci Holding AS	629,042	970
Koza Altin Isletmeleri AS *(A)	69,194	900
Migros Ticaret AS *(A)	290,177	1,671
Turkcell Iletisim Hizmetleri AS	449,240	973
Turkiye Sise ve Cam Fabrikalari AS	1,978,938	1,946

		9,079

United Arab Emirates — 0.3%
Aldar Properties PJSC	2,835,395	2,432
Emaar Properties PJSC *	3,009,544	2,892

		5,324

United Kingdom — 1.6%
Anglo American PLC	79,886	2,638
Antofagasta PLC	116,315	2,290
Avast PLC	179,815	1,321
Hochschild Mining PLC	553,497	1,572
Kaspi.KZ JSC GDR *	57,195	3,091
KAZ Minerals PLC	298,703	2,695
NAC Kazatomprom JSC GDR	51,104	920
Network International Holdings PLC	536,236	2,394
Polymetal International PLC	228,831	5,269
Polyus PJSC GDR	38,853	3,999
Rio Tinto PLC	55,846	4,176
Tullow Oil PLC *(A)	2,543,643	1,029
VTB Bank PJSC GDR	603,571	576

		31,970

United States — 0.6%
Flex Ltd *	127,826	2,298
NIO Inc ADR *	40,273	1,963
Pagseguro Digital Ltd, Cl A *	50,343	2,864
Southern Copper Corp	31,307	2,038
Vasta Platform Ltd, Cl A *	103,994	1,508
XPeng Inc ADR *	25,473	1,091

		11,762

Vietnam — 0.3%
Hoa Phat Group JSC	1,995,494	3,584
Vincom Retail JSC *	1,290,245	1,755

		5,339

Total Common Stock (Cost $1,301,842) ($ Thousands)		1,878,032

PREFERRED STOCK — 2.2%
Brazil — 0.9%
Banco Bradesco SA *(B)	1,951,673	10,160
Bradespar SA (B)	89,428	1,097
Centrais Eletricas Brasileiras SA (B)	99,600	710
Cia Energetica de Minas Gerais (B)	–	–
Cia Paranaense de Energia *(B)	159,077	2,295
Itau Unibanco Holding SA (B)	359,802	2,182

6	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Petroleo Brasileiro SA *(B)	77,100	$421

		16,865

Chile — 0.0%
Embotelladora Andina SA (B)	278,442	717

South Korea — 1.3%
Hyundai Motor Co (B)	41,559	3,421
LG Chem Ltd (B)	6,549	2,315
Samsung Electronics Co Ltd (B)	286,821	19,517

		25,253

Total Preferred Stock (Cost $31,527) ($ Thousands)		42,835

	Number of Warrants

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL, Expires 07/31/2023 *	117,803	30
Minor International PCL, Expires 09/30/2021 *	162,947	2

Total Warrants (Cost $—) ($ Thousands)		32

	Number of Rights

RIGHTS — 0.0%
Hong Kong — 0.0%
China Resources Land *‡‡	11,200	–
KWG Group Holdings Ltd *‡‡	33,285	–
Shimao Group Holdings Ltd *‡‡	3,893	4

Description		Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡		1,414	$–

Total Rights (Cost $—) ($ Thousands)			4

		Face Amount (Thousands)

DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale, Ser 1997 0.000% (C)(D)	BRL	8	–

Total Debenture Bond (Cost $—) ($ Thousands)			–

		Shares

AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, L.P. 0.080% **†(E)		14,642,577	14,650

Total Affiliated Partnership (Cost $14,643) ($ Thousands)			14,650

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†		26,424,973	26,425

Total Cash Equivalent (Cost $26,425) ($ Thousands)			26,425

Total Investments in Securities — 100.3% (Cost $1,374,437) ($ Thousands)			$1,961,978

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
MSCI Emerging Markets	449	Mar-2021	$28,544	$28,920	$376

Percentages are based on Net Assets of $1,956,947 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2020.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $13,828 ($ Thousands).
(B)	There is currently no rate available.
(C)	Perpetual security with no stated maturity date.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $14,650 ($ Thousands).

ADR — American Depositary Receipt

BRL — Brazilian Real

Cl — Class

GDR — Global Depositary Receipt

SEI Institutional International Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Equity Fund (Concluded)

JSC — Joint-Stock Company

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate investment Trust

Ser — Series

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,874,102	3,930	–	1,878,032
Preferred Stock	42,835	–	–	42,835
Warrants	–	32	–	32
Rights	4	–	–	4
Debenture Bond	–	–	–	–
Affiliated Partnership	–	14,650	–	14,650
Cash Equivalent	26,425	–	–	26,425

Total Investments in Securities	1,943,366	18,612	–	1,961,978

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	376	–	–	376

Total Other Financial Instruments	376	–	–	376

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Loss	Change in Unrealized Depreciation	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$20,023	$34,867	$(40,238)	$(1)	$(1)	$14,650	14,642,577	$45	$—
SEI Daily Income Trust, Government Fund, Cl F	27,199	73,277	(74,051)	—	—	26,425	26,424,973	—	—

Totals	$47,222	$108,144	$(114,289)	$(1)	$(1)	$41,075		$45	$—

8	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 93.9%
Australia — 2.9%
Australia & New Zealand Banking Group
4.500%, 03/19/2024 (A)		$200	$221
Australia & New Zealand Banking Group MTN
5.000%, 08/16/2023	AUD	750	649
3.625%, 07/18/2022	EUR	300	390
Australia Government Bond
4.750%, 04/21/2027	AUD	820	798
4.500%, 04/21/2033		195	209
3.750%, 04/21/2037		1,463	1,505
3.250%, 04/21/2025		843	734
3.000%, 03/21/2047		2,092	1,988
2.750%, 04/21/2024		1,230	1,032
2.750%, 06/21/2035		1,243	1,139
2.750%, 05/21/2041		609	553
2.500%, 05/21/2030		607	535
2.250%, 05/21/2028		1,530	1,314
BHP Billiton Finance
4.750%, VAR EUR Swap Annual 5 Yr+4.363%, 04/22/2076	EUR	101	125
Commonwealth Bank of Australia MTN
3.000%, 05/03/2022		330	422
0.375%, 04/11/2024		455	571
Glencore Finance Europe MTN
1.625%, 01/18/2022		240	298
1.500%, 10/15/2026		120	155
National Australia Bank
5.000%, 03/11/2024	AUD	750	662
National Australia Bank MTN
2.250%, 06/06/2025	EUR	206	281
Westpac Banking MTN
1.250%, 01/14/2033		310	436
Westpac Banking Corp MTN
1.500%, 03/24/2021		220	270
0.500%, 05/17/2024		885	1,116

			15,403

Austria — 1.4%
JAB Holdings BV
1.000%, 12/20/2027		400	509
Republic of Austria Government Bond (A)
4.150%, 03/15/2037		326	682
3.650%, 04/20/2022		1,045	1,350
2.400%, 05/23/2034		110	184
2.100%, 09/20/2117		50	136
0.850%, 06/30/2120		9	15
0.750%, 10/20/2026		749	991
0.750%, 03/20/2051		515	753
0.000%, 07/15/2024 (B)		765	959
0.000%, 02/20/2030 (B)		810	1,030

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027	EUR	525	$937

			7,546

Belgium — 2.0%
Anheuser-Busch InBev MTN
2.250%, 05/24/2029	GBP	205	309
2.125%, 12/02/2027	EUR	410	570
1.125%, 07/01/2027		230	301
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		470	1,048
3.750%, 06/22/2045		259	582
3.000%, 06/22/2034 (A)		346	606
2.600%, 06/22/2024 (A)		243	332
1.700%, 06/22/2050 (A)		246	417
1.600%, 06/22/2047 (A)		351	572
1.000%, 06/22/2026 (A)		370	494
1.000%, 06/22/2031 (A)		490	684
0.900%, 06/22/2029 (A)		305	417
0.800%, 06/22/2025 (A)		263	343
0.500%, 10/22/2024 (A)		267	342
0.200%, 10/22/2023 (A)		1,050	1,317
0.000%, 10/22/2027 (A)(B)		1,425	1,811
Kingdom of Belgium Government Bond, Ser 44
5.000%, 03/28/2035 (A)		64	137

			10,282

Brazil — 0.0%
Odebrecht Finance
7.125%, 06/26/2042 (C)		$280	11
4.375%, 04/25/2025 (C)		200	8

			19

Canada — 6.7%
Bank of Montreal
0.750%, 09/21/2022	EUR	235	294
Bank of Montreal MTN
0.125%, 04/19/2021		280	343
Bank of Nova Scotia
0.228%, 01/14/2021		1,500	1,177
Bank of Nova Scotia MTN
0.750%, 09/17/2021		570	703
Bell Canada MTN
4.700%, 09/11/2023	CAD	80	69
Canada Housing Trust No. 1 (A)
2.250%, 12/15/2025		2,235	1,891
1.750%, 06/15/2022		2,465	1,977
Canadian Government Bond
5.750%, 06/01/2033		1,205	1,495
5.000%, 06/01/2037		816	1,035
2.750%, 12/01/2048		400	431
2.750%, 12/01/2048		300	324

SEI Institutional International Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 06/01/2024	CAD	1,546	$1,304
2.250%, 06/01/2029		1,314	1,172
1.500%, 06/01/2026 (D)		7,545	6,253
1.000%, 09/01/2022		525	418
1.000%, 06/01/2027		1,375	1,115
0.750%, 09/01/2021		655	516
Canadian Imperial Bank of Commerce
0.239%, 07/25/2022 (B)	EUR	445	549
Canadian When Issued Government Bond
2.000%, 12/01/2051	CAD	117	109
Export Development Canada MTN
2.400%, 06/07/2021	AUD	1,259	981
Husky Energy
4.400%, 04/15/2029		$205	228
Ontario Teachers’ Finance Trust
0.500%, 05/06/2025	EUR	1,066	1,347
Province of Alberta Canada MTN
1.000%, 11/15/2021	GBP	650	895
Province of Manitoba Canada
3.850%, 12/01/2021	CAD	710	576
Province of Ontario Canada
4.700%, 06/02/2037		1,355	1,502
4.650%, 06/02/2041		540	621
2.800%, 06/02/2048		2,200	2,003
2.600%, 06/02/2025		1,614	1,375
2.400%, 06/02/2026		585	498
Province of Quebec Canada
6.250%, 06/01/2032		720	847
3.500%, 12/01/2048		520	536
Rogers Communications
4.000%, 06/06/2022		165	136
Suncor Energy MTN
3.100%, 11/26/2021		900	720
Toronto-Dominion Bank
0.000%, 02/09/2024 (B)	EUR	490	608
Toyota Credit Canada MTN
2.200%, 02/25/2021	CAD	1,500	1,181

			35,229

China — 6.5%
China Development Bank
4.880%, 02/09/2028	CNY	10,600	1,766
3.650%, 05/21/2029		18,120	2,775
3.480%, 01/08/2029		23,680	3,586
3.390%, 07/10/2027		9,530	1,451
3.230%, 01/10/2025		11,360	1,740
China Government Bond
3.810%, 09/14/2050		32,240	5,000
3.390%, 03/16/2050		11,370	1,619
3.270%, 11/19/2030		5,630	870
2.850%, 06/04/2027		60,030	9,010
2.680%, 05/21/2030		9,380	1,376

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.360%, 07/02/2023	CNY	18,330	$2,770
1.990%, 04/09/2025		12,970	1,906
Prosus
3.680%, 01/21/2030 (A)		$275	299
Weibo
3.500%, 07/05/2024		200	209

			34,377

Colombia — 0.6%
Colombian TES
10.000%, 07/24/2024	COP	1,833,400	651
7.750%, 09/18/2030		2,685,700	921
7.500%, 08/26/2026		1,100,600	371
7.250%, 10/18/2034		164,600	54
7.000%, 05/04/2022		312,500	97
7.000%, 06/30/2032		968,800	312
6.000%, 04/28/2028		1,690,100	529
5.750%, 11/03/2027		176,100	55

			2,990

Czech Republic — 0.2%
Czech Republic Government Bond
4.700%, 09/12/2022	CZK	7,470	374
2.500%, 08/25/2028		14,630	752

			1,126

Denmark — 0.5%
Danske Bank MTN
5.875%, VAR EUR Swap Annual 7 Yr+5.471% (E)	EUR	344	439
Kingdom of Denmark
4.500%, 11/15/2039	DKK	2,040	642
1.500%, 11/15/2023		4,025	702
Kommunekredit MTN
0.125%, 09/26/2040	EUR	275	334
Orsted
6.250%, VAR EUR Swap Annual 5 Yr+4.750%, 06/26/2099		210	291

			2,408

Egypt — 0.0%
Egypt Government International Bond MTN
4.750%, 04/11/2025 (A)		170	216

Finland — 0.3%
Finland Government Bond (A)
1.375%, 04/15/2047		130	218
0.000%, 09/15/2030 (B)		409	521
Government of Finland
0.875%, 09/15/2025 (A)		355	467
Nordea Kiinnitysluottopankki MTN
0.250%, 03/18/2026		480	610

			1,816

2	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
France — 6.8%
BNP Paribas MTN
3.375%, 01/23/2026	GBP	490	$754
2.875%, 10/01/2026	EUR	160	221
1.250%, 03/19/2025		375	482
BNP Paribas Home Loan SFH
0.375%, 05/07/2025		400	507
BPCE
5.150%, 07/21/2024		$310	353
BPCE MTN
1.125%, 01/18/2023	EUR	300	377
BPCE SFH MTN
3.750%, 09/13/2021		200	252
Bpifrance Financement
0.064%, 11/25/2022 (B)		600	741
Caisse Francaise de Financement Local MTN
3.000%, 10/02/2028		100	154
0.500%, 01/19/2026		500	640
Cie de Financement Foncier
0.375%, 12/11/2024		300	379
Cie de Financement Foncier MTN
5.500%, 01/26/2027	GBP	387	686
CNP Assurances
1.875%, 10/20/2022	EUR	200	253
Credit Agricole Home Loan SFH MTN
1.250%, 03/24/2031		300	423
0.250%, 02/23/2024		700	877
Dexia Credit Local MTN
0.625%, 02/03/2024		200	253
0.500%, 01/17/2025		300	380
0.000%, 05/29/2024 (B)		1,200	1,488
Electricite de France MTN
5.375%, VAR EUR Swap Annual 12 Yr+3.794% (E)		200	280
4.000%, 11/12/2025		350	513
Elis SA
1.000%, 04/03/2025		100	121
Engie
3.250%, VAR EUR Swap Annual 5 Yr+3.169% (E)		500	670
Engie MTN
0.875%, 03/27/2024		300	379
0.375%, 02/28/2023		100	124
French Republic Government Bond OAT
5.750%, 10/25/2032		403	851
4.500%, 04/25/2041		334	774
4.000%, 10/25/2038		99	208
4.000%, 04/25/2055 (A)		195	517
3.250%, 05/25/2045		2,061	4,356
2.750%, 10/25/2027		242	364
2.500%, 05/25/2030		238	372
1.750%, 05/25/2023		2,359	3,058

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.750%, 06/25/2039 (A)	EUR	60	$97
1.750%, 05/25/2066 (A)		165	307
0.750%, 05/25/2028		279	374
0.750%, 11/25/2028		277	373
0.500%, 05/25/2029		284	376
0.000%, 03/25/2025 (B)		633	797
0.000%, 05/25/2022 (B)		868	1,072
0.000%, 02/25/2023 (B)		1,182	1,469
0.000%, 02/25/2026 (B)		795	1,004
0.000%, 11/25/2029 (B)		594	754
Orange MTN
2.500%, 03/01/2023		500	648
1.750%, VAR EUAMDB05+2.181% (E)		400	504
SNCF Reseau MTN
2.000%, 02/05/2048		300	486
SNCF Reseau EPIC MTN
5.500%, 12/01/2021	GBP	205	294
4.250%, 10/07/2026	EUR	200	310
2.250%, 12/20/2047		300	513
1.125%, 05/19/2027		300	401
1.125%, 05/25/2030		200	272
Societe Generale
4.250%, 04/14/2025 (A)		$325	358
Societe Generale MTN
1.125%, 01/23/2025	EUR	100	127
Societe Nationale SNCF
1.000%, 05/25/2040		400	524
SPCM SA
2.000%, 02/01/2026		117	145
Suez
2.875%, VAR EUR Swap Annual 5 Yr+2.504% (E)		300	384
TOTAL MTN (E)
3.369%, VAR EUR Swap Annual 5 Yr+3.350%		260	357
1.750%, VAR EUR Swap Annual 5 Yr+1.765%		115	144
Total Capital International MTN
4.250%, 11/26/2021	AUD	640	510
UNEDIC ASSEO MTN
1.250%, 05/25/2033	EUR	700	995
WEA Finance LLC
2.875%, 01/15/2027 (A)		$285	293

			35,695

Germany — 5.5%
Allianz
2.241%, VAR Euribor 3 Month+2.650%, 07/07/2045	EUR	600	790
BMW Finance MTN
0.454%, 01/29/2021	JPY	200,000	1,935
0.125%, 01/12/2021	EUR	850	1,040

SEI Institutional International Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bundesobligation
0.000%, 10/18/2024 (B)	EUR	1,219	$1,535
Bundesrepublik Deutschland Bundesanleihe
4.000%, 01/04/2037		411	871
3.250%, 07/04/2042		1,121	2,468
2.500%, 08/15/2046		1,309	2,761
0.500%, 02/15/2026		138	180
0.281%, 08/15/2026 (B)		1,882	2,400
0.250%, 02/15/2027		2,160	2,805
0.000%, 08/15/2030 (B)		1,025	1,329
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/2027 (A)		191	234
Commerzbank MTN
4.000%, VAR EUR Swap Annual 5 Yr+4.350%, 12/05/2030		200	267
Daimler International Finance BV MTN
0.250%, 11/06/2023		430	530
Deutsche Bank NY
2.129%, VAR United States Secured Overnight Financing Rate+1.870%, 11/24/2026		$415	425
Deutsche Telekom MTN
1.750%, 12/09/2049	EUR	100	143
Deutsche Telekom International Finance BV MTN
0.625%, 04/03/2023		225	281
E.ON MTN
3.625% cash/4.375% PIK, 12/18/2023 (B)		550	676
IHO Verwaltungs GmbH
3.625%, 05/15/2025 (A)		175	218
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	160,000	2,195
0.500%, 09/15/2027	EUR	510	667
0.125%, 06/07/2023		1,135	1,415
Kreditanstalt fuer Wiederaufbau MTN
2.800%, 02/17/2021	AUD	1,230	952
Landwirtschaftliche Rentenbank MTN
0.625%, 05/18/2027	EUR	225	295
Merck Financial Services GmbH MTN
0.125%, 07/16/2025		400	496
Vertical Midco GmbH
4.375%, 07/15/2027 (A)		240	309
Volkswagen International Finance
1.125%, 10/02/2023		400	505
Volkswagen Leasing GmbH MTN
1.125%, 04/04/2024		520	656
WEPA Hygieneprodukte GmbH
2.875%, 12/15/2027		298	369

			28,747

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Hungary — 0.2%
Hungary Government Bond
3.000%, 06/26/2024	HUF	297,650	$1,074

Indonesia — 0.6%
Indonesia Government International Bond
8.375%, 03/15/2034	IDR	20,797,000	1,724
1.450%, 09/18/2026	EUR	300	385
Indonesia Treasury Bond
7.500%, 06/15/2035	IDR	2,199,000	174
7.375%, 05/15/2048		7,641,000	575
7.000%, 09/15/2030		2,246,000	173
6.500%, 02/15/2031		2,316,000	172

			3,203

Ireland — 0.5%
AerCap Ireland Capital DAC
4.500%, 09/15/2023		$205	222
CRH Funding MTN
1.875%, 01/09/2024	EUR	310	401
Ireland Government Bond
5.400%, 03/13/2025		351	539
1.500%, 05/15/2050		250	410
1.100%, 05/15/2029		670	925

			2,497

Israel — 0.2%
Israel Government Bond
5.500%, 01/31/2042	ILS	276	147
4.250%, 03/31/2023		2,521	858
2.000%, 03/31/2027		925	316

			1,321

Italy — 5.9%
Assicurazioni Generali MTN
5.500%, VAR Euribor 3
Month+5.350%, 10/27/2047	EUR	230	346
Enel
3.500%, VAR EUR Swap Annual 5 Yr+3.564%, 05/24/2080		175	234
Enel Finance International MTN
5.750%, 09/14/2040	GBP	145	323
Eni
4.250%, 05/09/2029 (A)		$515	610
FCA Bank MTN
1.000%, 11/15/2021	EUR	700	866
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)		$530	580
3.625%, 12/05/2022	EUR	200	264
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,393	2,858
3.850%, 09/01/2049 (A)		110	213
3.750%, 05/01/2021 (A)		386	479
3.500%, 03/01/2030 (A)		665	1,037

4	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.350%, 03/01/2035 (A)	EUR	1,493	$2,433
3.100%, 03/01/2040 (A)		267	436
3.000%, 08/01/2029		1,609	2,403
2.800%, 03/01/2067 (A)		90	148
2.700%, 03/01/2047 (A)		55	87
2.450%, 09/01/2033 (A)		552	813
2.450%, 09/01/2050 (A)		185	282
2.000%, 02/01/2028		512	704
1.850%, 07/01/2025 (A)		2,274	3,028
1.800%, 03/01/2041 (A)		547	740
1.700%, 09/01/2051 (A)		361	470
1.650%, 12/01/2030 (A)		1,509	2,048
1.350%, 04/15/2022		4,630	5,796
0.950%, 03/01/2023		449	565
0.500%, 02/01/2026		2,090	2,623
UniCredit MTN
6.572%, 01/14/2022 (A)		$350	369
4.875%, VAR EUAMDB05+4.739%, 02/20/2029	EUR	220	293

			31,048

Japan — 15.0%
Development Bank of Japan
2.300%, 03/19/2026	JPY	220,000	2,380
Government of Japan 10 Year Bond
0.900%, 06/20/2022		859,850	8,451
0.400%, 06/20/2025		64,950	644
0.100%, 06/20/2026		74,300	728
0.100%, 03/20/2027		71,550	701
Government of Japan 20 Year Bond
1.900%, 09/20/2022		406,050	4,069
1.700%, 06/20/2033		1,207,550	13,945
1.400%, 09/20/2034		444,650	5,010
1.000%, 12/20/2035		50,000	538
0.700%, 03/20/2037		38,450	397
0.500%, 09/20/2036		451,400	4,528
0.200%, 06/20/2036		169,400	1,627
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032		91,350	1,048
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033		40,300	460
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		87,200	985
Government of Japan 30 Year Bond
0.800%, 09/20/2047		549,500	5,632
0.300%, 06/20/2046		74,600	682
Government of Japan 30 Year Bond, Ser 29
2.400%, 09/20/2038		119,300	1,563
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		387,700	5,021
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		212,700	2,684

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042	JPY	252,050	$3,211
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		166,850	2,100
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		207,550	2,579
Government of Japan 40 Year Bond
0.400%, 03/20/2056		331,950	2,943
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		38,700	509
Japan Government Ten Year Bond
0.100%, 09/20/2027		297,250	2,916
0.100%, 03/20/2029		35,900	352
Japan Government Thirty Year Bond
0.600%, 09/20/2050		79,100	757
Mitsubishi UFJ Financial Group
0.339%, 07/19/2024	EUR	250	310
Mizuho Financial Group MTN
0.956%, 10/16/2024		385	489
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)		$450	496
Nissan Motor
4.345%, 09/17/2027 (A)		205	226
Takeda Pharmaceutical
1.125%, 11/21/2022 (A)	EUR	430	538
0.750%, 07/09/2027		125	159

			78,678

Luxembourg — 0.1%
Prologis International Funding II
2.375%, 11/14/2030		200	294
SIG Combibloc PurchaseCo Sarl
1.875%, 06/18/2023 (A)		114	144

			438

Malaysia — 1.3%
Malaysia Government Bond
4.232%, 06/30/2031	MYR	635	177
4.181%, 07/15/2024		3,360	896
4.048%, 09/30/2021		3,380	855
3.955%, 09/15/2025		3,440	924
3.885%, 08/15/2029		2,032	556
3.882%, 03/10/2022		568	145
3.828%, 07/05/2034		2,337	618
3.795%, 09/30/2022		3,430	882
3.502%, 05/31/2027		7,477	1,980

			7,033

Mexico — 2.0%
Mexican Bonos
8.000%, 11/07/2047	MXN	15,967	945
7.750%, 11/23/2034		4,820	285
7.750%, 11/13/2042		25,845	1,494
7.500%, 06/03/2027		2,763	158

SEI Institutional International Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.750%, 03/05/2026	MXN	14,711	$772
Mexican Bonos, Ser M
6.500%, 06/10/2021		5,356	271
Mexican Bonos, Ser M20
10.000%, 12/05/2024		38,190	2,292
8.500%, 05/31/2029		8,114	496
7.750%, 05/29/2031		25,298	1,492
Mexican Bonos, Ser M30
10.000%, 11/20/2036		22,113	1,555
8.500%, 11/18/2038		3,304	206
Mexico Government International Bond
2.875%, 04/08/2039	EUR	280	372

			10,338

Netherlands — 2.4%
ABN AMRO Bank
4.750%, 07/28/2025		$305	351
ABN AMRO Bank MTN
1.250%, 01/10/2033	EUR	300	430
BNG Bank MTN
0.250%, 02/22/2023		1,260	1,568
Cooperatieve Rabobank UA
3.250%, VAR EUR Swap Annual 5 Yr+3.702% (E)		200	247
Cooperatieve Rabobank UA MTN
5.250%, 09/14/2027	GBP	195	334
4.625%, 05/23/2029		130	220
1.250%, 05/31/2032	EUR	300	428
Heineken MTN
1.000%, 05/04/2026		335	433
ING Groep
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.342% (E)		$200	217
Intertrust Group BV
3.375%, 11/15/2025 (A)	EUR	180	225
Lincoln Financing SARL
3.625%, 04/01/2024 (A)		170	210
Nederlandse Waterschapsbank MTN
1.250%, 05/27/2036		281	406
0.625%, 01/18/2027		225	293
Netherlands Government Bond (A)
4.000%, 01/15/2037		389	817
2.500%, 01/15/2033		550	916
2.000%, 07/15/2024		345	463
0.500%, 07/15/2026		570	743
0.500%, 01/15/2040		382	537
0.250%, 07/15/2025		922	1,178
0.000%, 01/15/2022 (B)		914	1,126
0.000%, 07/15/2030 (B)		865	1,109
0.000%, 01/15/2052 (B)		330	415

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Q-Park Holding
2.000%, 03/01/2027	EUR	122	$144

			12,810

New Zealand — 0.9%
New Zealand Government Bond
6.000%, 05/15/2021	NZD	900	661
5.500%, 04/15/2023		1,608	1,295
3.000%, 04/20/2029		35	30
2.750%, 04/15/2025		1,289	1,020
2.750%, 04/15/2037		744	630
1.750%, 05/15/2041		111	79
1.500%, 05/15/2031		451	341
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		479	420

			4,476

Norway — 0.7%
DNB Bank
6.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.080% (E)		$355	371
Norway Government Bond (A)
3.000%, 03/14/2024	NOK	2,516	318
2.000%, 05/24/2023		5,358	650
2.000%, 04/26/2028		3,738	472
1.750%, 02/17/2027		4,149	513
1.750%, 09/06/2029		2,174	272
1.500%, 02/19/2026		2,403	292
1.375%, 08/19/2030		7,113	863

			3,751

Poland — 0.2%
Republic of Poland Government Bond
2.750%, 10/25/2029	PLN	1,493	458
2.500%, 07/25/2027		1,860	555

			1,013

Portugal — 0.6%
EDP - Energias de Portugal
4.496%, VAR EUR Swap Annual 5 Yr+4.287%, 04/30/2079	EUR	300	403
Portugal Obrigacoes do Tesouro OT (A)
4.100%, 04/15/2037		277	535
2.200%, 10/17/2022		775	998
1.950%, 06/15/2029		199	286
0.700%, 10/15/2027		735	957

			3,179

Romania — 0.1%
Romania Government Bond
3.650%, 07/28/2025	RON	1,540	403

6	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Saudi Arabia — 0.1%
SABIC Capital II BV
4.000%, 10/10/2023 (A)		$345	$372
Saudi Government International Bond MTN
2.375%, 10/26/2021 (A)		275	279

			651

Singapore — 2.5%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,341	1,186
3.375%, 09/01/2033		112	108
3.125%, 09/01/2022		3,592	2,845
3.000%, 09/01/2024		5,560	4,612
2.875%, 07/01/2029		1,258	1,113
2.875%, 09/01/2030		189	170
2.750%, 04/01/2042		114	110
2.750%, 03/01/2046		200	202
2.375%, 07/01/2039		963	869
2.250%, 08/01/2036		412	362
2.125%, 06/01/2026		1,259	1,031
Temasek Financial I MTN
2.375%, 01/23/2023 (A)		$495	515

			13,123

Slovak Republic — 0.0%
Slovakia Government Bond
3.375%, 11/15/2024	EUR	75	106

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		305	411

South Africa — 0.1%
Anglo American Capital MTN
1.625%, 09/18/2025		220	286

South Korea — 0.6%
Hyundai Capital Services MTN
3.500%, 03/30/2022	AUD	680	538
Korea Treasury Bond
3.000%, 09/10/2024	KRW	1,206,590	1,183
2.000%, 03/10/2049		361,670	344
1.875%, 06/10/2029		401,030	374
1.500%, 12/10/2026		994,000	917

			3,356

Spain — 4.7%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022	EUR	600	793
Banco Bilbao Vizcaya Argentaria
2.250%, 06/12/2024		200	267
Banco de Sabadell
0.625%, VAR EUSA1+0.970%, 11/07/2025		400	493

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco Santander
5.179%, 11/19/2025		$400	$469
2.749%, 12/03/2030		200	206
1.000%, 03/03/2022	EUR	400	498
Bankia
1.125%, 11/12/2026		300	382
CaixaBank
1.250%, 01/11/2027		500	669
Gas Natural Fenosa Finance BV MTN
1.250%, 04/19/2026		300	389
Instituto de Credito Oficial MTN
6.000%, 03/08/2021		180	223
Naturgy Finance BV
4.125%, VAR EUR Swap Annual 8 Yr+3.353% (E)		200	258
Spain Government Bond
6.000%, 01/31/2029		104	191
5.750%, 07/30/2032		102	205
4.900%, 07/30/2040 (A)		28	62
4.700%, 07/30/2041 (A)		781	1,711
3.450%, 07/30/2066 (A)		192	424
2.350%, 07/30/2033 (A)		605	934
1.950%, 07/30/2030 (A)		141	204
1.850%, 07/30/2035 (A)		135	200
1.600%, 04/30/2025 (A)		504	673
1.500%, 04/30/2027 (A)		393	537
1.400%, 04/30/2028 (A)		1,009	1,380
1.250%, 10/31/2030 (A)		1,569	2,145
1.200%, 10/31/2040 (A)		1,170	1,585
1.000%, 10/31/2050 (A)		392	496
0.800%, 07/30/2027 (A)		3,099	4,058
0.800%, 07/30/2027 (A)		353	462
0.600%, 10/31/2029 (A)		151	196
0.500%, 04/30/2030 (A)		251	322
0.000%, 04/30/2023 (B)		2,031	2,518
0.000%, 01/31/2025 (B)		973	1,214
Telefonica Europe BV (E)
4.375%, VAR EUR Swap Annual 6 Yr+4.107%		300	398
3.750%, VAR EUR Swap Annual 5 Yr+3.858%		100	125

			24,687

Supra-National — 1.7%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	290,000	3,277
European Financial Stability Facility MTN
0.500%, 07/11/2025	EUR	695	893
European Investment Bank
1.900%, 01/26/2026	JPY	50,000	535
European Investment Bank MTN
1.250%, 05/12/2025	SEK	13,180	1,680

SEI Institutional International Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.250%, 10/14/2024	EUR	156	$197
European Stability Mechanism MTN
1.000%, 09/23/2025		570	750
International Bank for Reconstruction & Development MTN
2.800%, 01/13/2021	AUD	1,230	950
International Finance MTN
2.375%, 07/19/2023	CAD	1,000	825

			9,107

Sweden — 0.6%
Kommunivest I Sverige AB MTN
1.000%, 10/02/2024	SEK	5,830	735
Skandinaviska Enskilda Banken MTN
0.250%, 06/20/2024	EUR	460	577
Stadshypotek MTN
0.375%, 02/22/2023		485	605
Swedbank
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.134% (E)		$200	212
Swedbank Hypotek
0.375%, 03/11/2022	EUR	360	445
Sweden Government Bond
3.500%, 06/01/2022	SEK	3,040	391
3.500%, 03/30/2039		1,205	229
1.000%, 11/12/2026		1,725	225

			3,419

Switzerland — 0.8%
Credit Suisse MTN
0.750%, 09/17/2021	EUR	220	272
Credit Suisse Group (E)
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600%		$286	312
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+4.600% (A)		200	218
Credit Suisse Group Funding Guernsey MTN
1.250%, 04/14/2022	EUR	295	367
Government of Switzerland
2.000%, 04/28/2021	CHF	735	839
2.000%, 05/25/2022		75	88
1.500%, 04/30/2042		408	645
1.250%, 06/11/2024		405	490
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.582%, 04/02/2049 (A)		$200	233
UBS MTN
4.750%, VAR EUR Swap Annual 5 Yr+3.400%, 02/12/2026	EUR	200	246

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
UBS Group Funding Switzerland
1.750%, 11/16/2022	EUR	427	$542

			4,252

Thailand — 0.5%
Thailand Government Bond
4.875%, 06/22/2029	THB	16,455	712
4.675%, 06/29/2044		17,119	880
3.650%, 12/17/2021		11,020	379
3.625%, 06/16/2023		5,375	193
3.300%, 06/17/2038		3,522	146
2.125%, 12/17/2026		7,336	265

			2,575

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO
2.375%, 05/04/2021	EUR	265	323

United Arab Emirates — 0.1%
DP World Crescent MTN
4.848%, 09/26/2028		$265	308

United Kingdom — 8.2%
Barclays Bank MTN
10.000%, 05/21/2021	GBP	180	254
BAT Capital
4.906%, 04/02/2030		$105	127
BAT International Finance MTN
2.250%, 09/09/2052	GBP	100	114
1.250%, 03/13/2027	EUR	333	423
BG Energy Capital MTN
2.250%, 11/21/2029		400	570
BP Capital Markets (E)
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.036%		$470	503
3.250%, VAR EUR Swap Annual 5 Yr+3.880%	EUR	110	143
BP Capital Markets MTN
1.117%, 01/25/2024		165	209
0.831%, 11/08/2027		130	166
Cadent Finance MTN
2.750%, 09/22/2046	GBP	100	158
2.625%, 09/22/2038		100	155
Centrica MTN
4.375%, 03/13/2029		164	279
CK Hutchison Finance 16 II
0.875%, 10/03/2024	EUR	212	266
CK Hutchison Group Telecom Finance
1.500%, 10/17/2031		330	434
CNH Industrial Finance Europe MTN
2.875%, 05/17/2023		220	287
1.750%, 09/12/2025		130	169

8	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
CPUK Finance
3.588%, 08/28/2025	GBP	215	$316
DS Smith MTN
1.375%, 07/26/2024	EUR	430	544
Gatwick Funding MTN
5.250%, 01/23/2024	GBP	250	379
Heathrow Funding MTN
2.750%, 08/09/2049		160	236
1.875%, 05/23/2022	EUR	235	295
HSBC Holdings
6.375%, VAR USD ICE Swap 11:00 NY 5 Yr+4.368% (E)		$200	219
3.000%, VAR BPSW1+1.650%, 07/22/2028	GBP	167	255
HSBC Holdings MTN
6.000%, 03/29/2040		70	141
Imperial Brands Finance
0.500%, 07/27/2021	EUR	150	184
Nationwide Building Society MTN
4.625%, 02/08/2021		550	676
Natwest Group
2.574%, VAR ICE LIBOR USD 3 Month+2.320% (E)		$200	190
Northumbrian Water Finance
6.875%, 02/06/2023	GBP	190	294
Rolls-Royce MTN
0.875%, 05/09/2024	EUR	140	161
Santander UK Group Holdings PLC MTN
3.625%, 01/14/2026	GBP	100	153
Santander UK PLC MTN
4.250%, 04/12/2021	EUR	350	434
Severn Trent Utilities Finance MTN
3.625%, 01/16/2026	GBP	175	275
Sky PLC MTN
6.000%, 05/21/2027		50	91
2.250%, 11/17/2025	EUR	275	375
Standard Chartered
1.724%, VAR ICE LIBOR USD 3 Month+ 1.510% (A)(E)		$500	460
Tesco MTN
5.125%, 04/10/2047	EUR	80	145
Thames Water Utilities Finance MTN
4.625%, 06/04/2046	GBP	155	328
United Kingdom Gilt
5.000%, 03/07/2025		43	71
4.500%, 12/07/2042		279	678
4.250%, 03/07/2036		56	119
4.250%, 09/07/2039		53	119
4.250%, 12/07/2040		561	1,285
4.250%, 12/07/2046		1,259	3,150
4.250%, 12/07/2049		108	283
3.750%, 07/22/2052		80	203

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.500%, 01/22/2045	GBP	902	$1,988
3.250%, 01/22/2044		457	961
2.750%, 09/07/2024		248	375
2.500%, 07/22/2065		1,197	2,806
2.250%, 09/07/2023		19	28
1.750%, 09/07/2022		654	923
1.750%, 09/07/2037		74	120
1.500%, 07/22/2047		356	576
1.250%, 10/22/2041		79	120
1.000%, 04/22/2024		52	74
0.750%, 07/22/2023		2,170	3,032
0.625%, 06/07/2025		52	73
0.500%, 10/22/2061		745	958
0.125%, 01/31/2023		4,579	6,284
0.125%, 01/30/2026		4,826	6,649
United Kingdom Gilt - Inflation Linked
1.250%, 11/22/2027		265	481
United Kingdom Treasury
4.750%, 12/07/2038		51	120
Western Power Distribution West Midlands PLC
3.875%, 10/17/2024		230	350
Wm Morrison Supermarkets MTN
3.500%, 07/27/2026		225	351
Zurich Finance PLC MTN
6.625% (E)(F)		235	351

			42,936

United States — 9.7%
AbbVie
3.200%, 11/21/2029		$245	275
2.300%, 11/21/2022		800	829
Air Lease
3.625%, 04/01/2027		21	22
Air Lease MTN
2.875%, 01/15/2026		113	120
Aircastle
5.250%, 08/11/2025 (A)		259	285
5.000%, 04/01/2023		4	4
4.400%, 09/25/2023		50	53
4.250%, 06/15/2026		4	4
4.125%, 05/01/2024		22	23
Alleghany
3.625%, 05/15/2030		336	378
Altria Group
3.125%, 06/15/2031	EUR	310	452
American Honda Finance
1.950%, 10/18/2024		159	209
0.350%, 08/26/2022		375	463
American Tower
3.550%, 07/15/2027		$240	271
1.300%, 09/15/2025		535	546

SEI Institutional International Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
AT&T
2.875%, VAR EUAMDB05+3.140% (E)	EUR	200	$246
1.800%, 09/05/2026		365	486
1.650%, 02/01/2028		$870	888
1.600%, 05/19/2028	EUR	390	520
AutoNation
4.750%, 06/01/2030		$46	55
Aviation Capital Group LLC (A)
5.500%, 12/15/2024		80	88
4.375%, 01/30/2024		27	28
3.875%, 05/01/2023		12	12
3.500%, 11/01/2027		8	8
Axalta Coating Systems LLC
3.375%, 02/15/2029 (A)		210	210
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174% (E)		67	76
Bank of America MTN
2.375%, 06/19/2024	EUR	835	1,107
Becton Dickinson
0.632%, 06/04/2023		$200	248
Berkshire Hathaway
0.625%, 01/17/2023	EUR	265	330
0.250%, 01/17/2021		1,200	1,469
Berkshire Hathaway Finance
2.625%, 06/19/2059	GBP	144	262
Boardwalk Pipelines
4.800%, 05/03/2029		$119	136
Booking Holdings
4.625%, 04/13/2030		80	99
2.375%, 09/23/2024		355	469
Boston Properties LP
2.900%, 03/15/2030		195	210
Bristol-Myers Squibb
0.537%, 11/13/2023		950	952
Broadcom
5.000%, 04/15/2030		185	225
Capital One Financial
1.650%, 06/12/2029	EUR	300	393
0.800%, 06/12/2024		291	363
Carnival
1.625%, 02/22/2021		180	219
1.000%, 10/28/2029		316	276
Carrier Global Corp
1.923%, 02/15/2023		$290	299
Catalent Pharma Solutions
2.375%, 03/01/2028(A)	EUR	119	146
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.971% (E)		$395	440
Chubb INA Holdings
1.550%, 03/15/2028	EUR	325	437

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.875%, 06/15/2027	EUR	115	$148
0.300%, 12/15/2024		190	236
Citigroup
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.597% (E)		$71	73
2.666%, VAR United States Secured Overnight Financing Rate+1.146%, 01/29/2031		215	231
0.457%, 02/18/2021	JPY	100,000	968
Citigroup MTN
0.750%, 10/26/2023	EUR	115	144
Comcast
0.750%, 02/20/2032		180	229
CyrusOne
1.450%, 01/22/2027		154	191
Delta Airlines Inc
4.500%, 10/20/2025 (A)		$125	133
DH Europe Finance
1.200%, 06/30/2027	EUR	335	438
DH Europe Finance II
1.800%, 09/18/2049		105	145
0.450%, 03/18/2028		154	192
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/2028		$400	425
Dover Corp
0.750%, 11/04/2027	EUR	440	557
Emerson Electric
0.375%, 05/22/2024		350	436
Exxon Mobil
4.327%, 03/19/2050		$200	262
0.835%, 06/26/2032	EUR	600	754
FedEx
0.700%, 05/13/2022		108	134
Fidelity National Information Services
0.625%, 12/03/2025		185	233
0.125%, 12/03/2022		500	615
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.215% (E)		$65	69
GE Capital UK Funding Unlimited MTN
6.250%, 05/05/2038	GBP	165	336
5.875%, 01/18/2033		160	299
General Motors Financial
0.850%, 02/26/2026	EUR	125	154
General Motors Financial MTN
0.955%, 09/07/2023		275	343
General Motors Financial of Canada
3.000%, 02/26/2021	CAD	780	614

10	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Gilead Sciences Inc
0.750%, 09/29/2023		$725	$727
Goldman Sachs Group
2.625%, 04/25/2021		425	427
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023		715	718
Goldman Sachs Group MTN
2.125%, 09/30/2024	EUR	885	1,165
1.625%, 07/27/2026		170	225
Harley-Davidson Financial Services
3.875%, 05/19/2023		110	146
0.900%, 11/19/2024		335	416
Honeywell International Inc
0.750%, 03/10/2032		455	579
Host Hotels & Resorts
3.500%, 09/15/2030		$200	211
Intercontinental Exchange
0.700%, 06/15/2023		535	539
International Business Machines
3.500%, 05/15/2029		275	318
2.850%, 05/13/2022		990	1,025
International Flavors & Fragrances
1.800%, 09/25/2026	EUR	100	132
IQVIA
2.875%, 06/15/2028 (A)		180	227
Johnson Controls International PLC
1.375%, 02/25/2025		395	510
JPMorgan Chase MTN
1.090%, VAR Euribor 3 Month+0.760%, 03/11/2027		810	1,042
Lear
4.250%, 05/15/2029		$35	40
3.800%, 09/15/2027		193	217
3.500%, 05/30/2030		42	46
Leidos
2.300%, 02/15/2031 (A)		345	351
Liberty Mutual Group
3.625%, VAR EUR Swap Annual 5 Yr+3.700%, 05/23/2059	EUR	300	377
Marriott International
4.650%, 12/01/2028		$120	139
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)		998	1,010
Medtronic Global Holdings SCA
1.375%, 10/15/2040	EUR	110	147
1.125%, 03/07/2027		400	523
0.375%, 10/15/2028		163	205
0.250%, 07/02/2025		115	143
Metropolitan Life Global Funding I MTN
1.950%, 01/13/2023 (A)		$1,000	1,032

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Moody’s
1.750%, 03/09/2027	EUR	375	$505
Morgan Stanley
1.875%, 03/30/2023		490	627
Morgan Stanley MTN
1.375%, 10/27/2026		360	473
0.141%, VAR Euribor 3 Month+0.400%, 05/21/2021		850	1,042
National Grid North America MTN
1.000%, 07/12/2024		300	381
National Oil Well
3.600%, 12/01/2029		$205	214
Noble Energy
3.250%, 10/15/2029		205	236
ONEOK
6.350%, 01/15/2031		89	114
Philip Morris International
1.450%, 08/01/2039	EUR	115	143
0.625%, 11/08/2024		285	357
Philip Morris International MTN
2.875%, 03/03/2026		170	237
1.875%, 03/03/2021		300	368
Plains All American Pipeline
4.500%, 12/15/2026		$204	228
3.550%, 12/15/2029		79	83
PNC Financial Services Group
2.200%, 11/01/2024		885	941
PNC Funding
3.300%, 03/08/2022		150	155
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	322
Prudential Financial
5.875%, VAR ICE LIBOR USD 3 Month+4.175%, 09/15/2042		199	213
Ralph Lauren Corp
2.950%, 06/15/2030		390	422
Ross Stores
4.700%, 04/15/2027		265	313
Schlumberger Finance France SAS
1.000%, 02/18/2026	EUR	305	393
Seagate HDD Cayman
4.750%, 06/01/2023		$6	6
Simon International Finance SCA
1.250%, 05/13/2025	EUR	134	171
SLM
4.200%, 10/29/2025		$165	174
Starbucks Corp
1.300%, 05/07/2022		350	355
Sutter Health
1.321%, 08/15/2025		195	198
Toyota Motor Credit MTN
0.625%, 11/21/2024	EUR	465	586

SEI Institutional International Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
UnitedHealth Group
1.250%, 01/15/2026		$175	$181
US Bancorp MTN
0.850%, 06/07/2024	EUR	226	286
Verizon Communications
4.016%, 12/03/2029		$391	465
0.875%, 04/08/2027	EUR	175	225
Verizon Communications MTN
4.750%, 02/17/2034	GBP	170	328
4.050%, 02/17/2025	AUD	680	593
ViacomCBS
3.700%, 06/01/2028		$180	206
Wells Fargo MTN
2.125%, 12/20/2023	GBP	345	492
2.000%, 04/27/2026	EUR	210	281
1.375%, 06/30/2022	GBP	195	270
0.500%, 04/26/2024	EUR	500	620
Wells Fargo Canada MTN
3.040%, 01/29/2021	CAD	1,500	1,179
Welltower Inc
4.500%, 12/01/2034	GBP	140	246
WPC Eurobond BV
1.350%, 04/15/2028	EUR	405	515

			50,771

Total Global Bonds (Cost $445,704) ($ Thousands)			493,427

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bills
0.101%, 02/04/2021 (B)		$13,092	13,091
U.S. Treasury Inflation Protected Securities
0.750%, 07/15/2028		308	358
U.S. Treasury Notes
1.625%, 11/15/2022		432	444
1.500%, 08/15/2022		217	222
1.375%, 01/31/2021		11,308	11,318
0.500%, 03/31/2025		994	1,003
0.375%, 03/31/2022		1,081	1,085

Total U.S. Treasury Obligations (Cost $27,472) ($ Thousands)			27,521

MORTGAGE-BACKED SECURITIES — 0.2%

Agency Mortgage-Backed Obligation — 0.2%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2016-HQA1, Cl M3
6.498%, VAR ICE LIBOR USD 1 Month+6.350%, 09/25/2028		194	205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-DNA2, Cl M2
3.598%, VAR ICE LIBOR USD 1 Month+3.450%, 10/25/2029	$470	$486
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.148%, VAR ICE LIBOR USD 1 Month+5.000%, 11/25/2024	159	163
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.398%, VAR ICE LIBOR USD 1 Month+4.250%, 01/25/2029	62	65
FNMA Connecticut Avenue Securities, Ser 2016-C07, Cl 2M2
4.498%, VAR ICE LIBOR USD 1 Month+4.350%, 05/25/2029	86	89

		1,008

Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
2.665%, 09/25/2034 (F)	9	8
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
2.677%, 12/25/2034 (F)	25	25
LSTAR Commercial Mortgage Trust, Ser 2016- 4, Cl A2
2.579%, 03/10/2049 (A)	141	144

		177

Total Mortgage-Backed Securities (Cost $1,173) ($ Thousands)		1,185

MUNICIPAL BOND — 0.1%
New York — 0.1%
Port Authority of New York & New Jersey, Ser AAA, RB
1.086%, 07/01/2023	330	335

Total Municipal Bond (Cost $330) ($ Thousands)		335

Total Investments in Securities — 99.4% (Cost $474,679) ($ Thousands)		$522,468

12	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Australian 3-Year Bond	12	Mar-2021	$1,061	$1,087	$1
Australian 10-Year Bond	19	Mar-2021	2,110	2,159	3
Canadian 5-Year Bond	(19)	Mar-2021	(1,851)	(1,905)	(3)
Canadian 10-Year Bond	49	Mar-2021	5,599	5,735	24
Canadian 10-Year Bond	(27)	Mar-2021	(3,093)	(3,160)	(5)
Euro	(240)	Mar-2021	(36,438)	(36,738)	(299)
Euro-Bob	25	Mar-2021	4,077	4,135	5
Euro-Bob	(13)	Mar-2021	(2,145)	(2,150)	2
Euro-BTP	5	Mar-2021	921	930	(1)
Euro-Bund	(2)	Mar-2021	(431)	(435)	(1)
Euro-Bund	7	Mar-2021	1,514	1,521	3
Euro-Buxl	13	Mar-2021	3,541	3,583	22
Euro-Buxl	(4)	Mar-2021	(1,093)	(1,102)	(2)
Euro-OAT	48	Mar-2021	9,801	9,859	17
Euro-Schatz	(43)	Mar-2021	(5,811)	(5,907)	2
Japanese 10-Year Bond	21	Mar-2021	30,721	30,900	(29)
Japanese 10-Year Government Bond E-MINI	8	Mar-2021	1,168	1,177	(2)
Long Gilt 10-Year Bond	12	Apr-2021	2,171	2,223	17
Short-Term Euro-BTP	24	Mar-2021	3,303	3,325	1
U.S. 2-Year Treasury Note	20	Apr-2021	4,419	4,420	1
U.S. 2-Year Treasury Note	(58)	Apr-2021	(12,803)	(12,817)	(14)
U.S. 5-Year Treasury Note	(119)	Apr-2021	(14,982)	(15,014)	(32)
U.S. 10-Year Treasury Note	(35)	Mar-2021	(4,824)	(4,833)	(9)
U.S. 10-Year Treasury Note	26	Mar-2021	3,584	3,590	6
U.S. Long Treasury Bond	4	Mar-2021	694	693	(1)
U.S. Ultra Long Treasury Bond	(20)	Mar-2021	(4,307)	(4,271)	36
U.S. Ultra Long Treasury Bond	7	Mar-2021	1,524	1,495	(29)
Ultra 10-Year U.S. Treasury Note	(48)	Mar-2021	(7,529)	(7,505)	23

			$(19,099)	$(19,005)	$(264)

A list of the forward foreign currency contracts held by the Fund at December 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
ANZ	01/12/21	AUD	12,131	USD	8,565	$(797)
Bank of America	01/08/21	ZAR	2,260	USD	148	(5)
Bank of America	01/08/21	GBP	22,376	USD	29,920	(667)
Bank of America	01/12/21	EUR	850	USD	1,031	(9)
Bank of America	01/15/21	USD	427	INR	31,932	9
Bank of America	01/21/21	USD	280	TRY	2,217	16
Bank of America	01/22/21	RUB	32,852	USD	445	2
Bank of America	02/26/21	JPY	82,318	USD	791	(7)
Barclays PLC	01/08/21	SGD	20	USD	15	—
Barclays PLC	01/08/21	USD	30	SGD	40	—
Barclays PLC	01/08/21	USD	34	CHF	30	—
Barclays PLC	01/08/21	USD	49	NZD	70	1
Barclays PLC	01/08/21	USD	33	NZD	45	—
Barclays PLC	01/08/21	USD	85	NOK	740	2
Barclays PLC	01/08/21	USD	86	AUD	115	2
Barclays PLC	01/08/21	GBP	94	USD	127	(2)
Barclays PLC	01/08/21	USD	96	JPY	10,000	1

SEI Institutional International Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/08/21	AUD	100	USD	75	$(2)
Barclays PLC	01/08/21	CHF	100	USD	112	(1)
Barclays PLC	01/08/21	USD	139	SEK	1,160	2
Barclays PLC	01/08/21	NZD	145	USD	102	(2)
Barclays PLC	01/08/21	USD	116	CAD	150	1
Barclays PLC	01/08/21	USD	39	CAD	50	—
Barclays PLC	01/08/21	NOK	720	USD	82	(2)
Barclays PLC	01/08/21 - 01/27/21	USD	747	CNY	4,925	7
Barclays PLC	01/08/21	USD	839	EUR	701	19
Barclays PLC	01/08/21	USD	841	GBP	630	20
Barclays PLC	01/08/21	CAD	20	USD	16	—
Barclays PLC	01/08/21	CAD	890	USD	694	(4)
Barclays PLC	01/08/21	CNY	959	USD	147	1
Barclays PLC	01/08/21	SEK	1,610	USD	193	(3)
Barclays PLC	01/08/21	PLN	3,559	USD	948	(8)
Barclays PLC	01/08/21	JPY	7,000	USD	67	—
Barclays PLC	01/08/21	DKK	7,862	USD	1,261	(32)
Barclays PLC	01/08/21	CZK	25,007	USD	1,142	(23)
Barclays PLC	01/08/21	EUR	12	USD	15	—
Barclays PLC	01/08/21	EUR	66,142	USD	78,985	(1,950)
Barclays PLC	01/15/21	USD	386	IDR	5,723,007	23
BMO Capital	01/08/21	USD	648	CAD	830	4
BMO Capital	01/08/21	USD	1,215	EUR	1,000	9
BNP Paribas	01/07/21	USD	2,496	SGD	3,359	46
BNP Paribas	01/08/21	USD	238	NZD	329	(1)
BNP Paribas	01/08/21	USD	321	NOK	2,776	3
BNP Paribas	01/08/21	USD	445	AUD	587	8
BNP Paribas	01/08/21	USD	611	EUR	497	(3)
BNP Paribas	01/08/21	MYR	8,712	USD	2,137	(30)
BNP Paribas	01/08/21	HUF	314,649	USD	1,039	(22)
BNP Paribas	01/15/21	USD	849	SEK	7,194	27
BNP Paribas	01/15/21	NOK	6,683	USD	701	(79)
BNP Paribas	01/15/21	SEK	6,766	USD	787	(37)
BNP Paribas	02/04/21	USD	708	ZAR	10,794	24
Brown Brothers Harriman	01/07/21	SGD	563	USD	421	(5)
Brown Brothers Harriman	01/12/21	USD	36	AUD	48	1
Brown Brothers Harriman	01/15/21	USD	336	SEK	2,896	17
Brown Brothers Harriman	01/21/21	GBP	307	USD	410	(9)
Brown Brothers Harriman	01/21/21	USD	557	GBP	415	11
Brown Brothers Harriman	01/29/21	USD	826	CHF	741	13
Brown Brothers Harriman	01/29/21	CHF	2,009	USD	2,211	(64)
Brown Brothers Harriman	02/04/21	USD	831	ZAR	12,485	16
Brown Brothers Harriman	02/04/21	ZAR	12,934	USD	834	(43)
Brown Brothers Harriman	02/18/21	USD	51	CAD	65	—
Brown Brothers Harriman	02/18/21	CAD	15,574	USD	12,193	(35)
Brown Brothers Harriman	02/25/21	USD	2	MXN	49	—
Brown Brothers Harriman	02/26/21	JPY	43,964	USD	424	(2)
Brown Brothers Harriman	03/24/21	USD	534	PLN	1,965	(6)

14	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
CIBC	01/08/21	USD	349	GBP	260	$7
Citi	01/05/21	BRL	10	USD	2	—
Citi	01/14/21	USD	850	COP	2,955,759	14
Citi	01/14/21	USD	1,942	CLP	1,458,008	111
Citi	01/14/21	CLP	1,059,043	USD	1,391	(100)
Citi	01/14/21	COP	1,461,895	USD	419	(9)
Citi	01/22/21	EUR	20,730	USD	24,542	(831)
Citi	01/27/21	USD	2,846	TWD	80,175	18
Citi	01/27/21	TWD	31,634	USD	1,128	(2)
Citi	02/10/21	CNH	88,989	USD	13,578	(88)
Citigroup	01/08/21	USD	219	CAD	285	5
Citigroup	01/08/21	USD	219	CHF	195	1
Citigroup	01/08/21	AUD	400	USD	295	(14)
Citigroup	01/08/21	USD	584	JPY	60,800	4
Citigroup	01/08/21	USD	1,175	EUR	966	7
Citigroup	01/08/21 - 01/29/21	CAD	2,610	USD	2,026	(23)
Citigroup	01/08/21	ILS	4,438	USD	1,338	(45)
Citigroup	01/08/21	CNY	12,176	USD	1,849	(13)
Citigroup	01/08/21	JPY	6,288,015	USD	60,523	(386)
Commonwealth Bank Of Australia	01/08/21	EUR	1,203	USD	1,454	(18)
Commonwealth Bank Of Australia	01/08/21	USD	12,683	EUR	10,349	(20)
Credit Suisse First Boston	01/07/21	SGD	1,688	USD	1,235	(42)
Deutsche Bank	01/15/21	USD	2	INR	166	—
Deutsche Bank	03/16/21	EUR	18,401	USD	22,365	(180)
Goldman Sachs	01/07/21	SGD	755	USD	567	(4)
Goldman Sachs	01/07/21	USD	1,228	SGD	1,669	35
Goldman Sachs	01/08/21	TRY	5	USD	1	—
Goldman Sachs	01/08/21	USD	862	CAD	1,125	21
Goldman Sachs	01/08/21	MXN	50,357	USD	2,500	(27)
Goldman Sachs	01/15/21	USD	24	IDR	353,226	1
Goldman Sachs	01/15/21	NOK	15,355	USD	1,671	(122)
Goldman Sachs	01/15/21	IDR	14,550,750	USD	1,027	(12)
Goldman Sachs	02/05/21	GBP	316	USD	432	—
Goldman Sachs	02/05/21	CNY	1,414	USD	217	—
HSBC	01/07/21	USD	1,254	SGD	1,691	26
HSBC	01/08/21	USD	146	EUR	120	1
HSBC	01/08/21	ZAR	13,618	USD	892	(35)
HSBC	01/15/21	USD	763	SEK	6,587	39
JPMorgan Chase Bank	01/07/21	SGD	3,732	USD	2,766	(57)
JPMorgan Chase Bank	01/08/21	CAD	15	USD	12	—
JPMorgan Chase Bank	01/08/21	CAD	85	USD	66	—
JPMorgan Chase Bank	01/08/21	USD	71	SGD	95	1
JPMorgan Chase Bank	01/08/21	USD	30	SGD	40	—
JPMorgan Chase Bank	01/08/21	NZD	105	USD	74	(2)
JPMorgan Chase Bank	01/08/21	USD	88	NZD	125	2
JPMorgan Chase Bank	01/08/21	USD	43	NZD	60	—
JPMorgan Chase Bank	01/08/21	EUR	41	USD	50	1
JPMorgan Chase Bank	01/08/21	EUR	133	USD	161	(2)

SEI Institutional International Trust / Quarterly Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/08/21	USD	264	AUD	350	$6
JPMorgan Chase Bank	01/08/21	USD	294	GBP	220	7
JPMorgan Chase Bank	01/08/21	USD	242	CAD	310	1
JPMorgan Chase Bank	01/08/21	USD	55	CAD	70	—
JPMorgan Chase Bank	01/08/21	SGD	320	USD	241	(1)
JPMorgan Chase Bank	01/08/21	CHF	35	USD	40	—
JPMorgan Chase Bank	01/08/21	CHF	365	USD	409	(4)
JPMorgan Chase Bank	01/08/21	GBP	59	USD	81	—
JPMorgan Chase Bank	01/08/21	GBP	342	USD	459	(9)
JPMorgan Chase Bank	01/08/21	USD	398	NOK	3,470	8
JPMorgan Chase Bank	01/08/21	USD	21	NOK	180	—
JPMorgan Chase Bank	01/08/21	AUD	40	USD	31	—
JPMorgan Chase Bank	01/08/21	AUD	416	USD	314	(7)
JPMorgan Chase Bank	01/08/21	USD	590	CNY	3,886	5
JPMorgan Chase Bank	01/08/21	USD	531	SEK	4,470	13
JPMorgan Chase Bank	01/08/21	USD	69	SEK	570	—
JPMorgan Chase Bank	01/08/21	USD	972	JPY	100,724	4
JPMorgan Chase Bank	01/08/21	RON	1,562	USD	382	(11)
JPMorgan Chase Bank	01/08/21	NOK	1,690	USD	194	(4)
JPMorgan Chase Bank	01/08/21	USD	1,824	CHF	1,620	9
JPMorgan Chase Bank	01/08/21	USD	34	CHF	30	—
JPMorgan Chase Bank	01/08/21	SEK	1,350	USD	165	1
JPMorgan Chase Bank	01/08/21	SEK	2,080	USD	248	(5)
JPMorgan Chase Bank	01/08/21	USD	5,342	EUR	4,398	39
JPMorgan Chase Bank	01/08/21	USD	148	EUR	121	—
JPMorgan Chase Bank	01/08/21	JPY	5,700	USD	55	—
JPMorgan Chase Bank	01/08/21	JPY	19,700	USD	190	(1)
JPMorgan Chase Bank	01/08/21	THB	79,079	USD	2,610	(29)
JPMorgan Chase Bank	01/08/21	CNY	3,790	USD	581	1
JPMorgan Chase Bank	01/08/21	CNY	122,470	USD	18,592	(142)
JPMorgan Chase Bank	01/11/21 - 01/20/21	THB	134,214	USD	4,455	(25)
JPMorgan Chase Bank	01/12/21	USD	225	CAD	291	3
JPMorgan Chase Bank	01/12/21	USD	718	AUD	972	32
JPMorgan Chase Bank	01/12/21	USD	896	NZD	1,280	25
JPMorgan Chase Bank	01/12/21	GBP	938	USD	1,248	(33)
JPMorgan Chase Bank	01/12/21	CAD	2,593	USD	1,992	(44)
JPMorgan Chase Bank	01/12/21	USD	2,810	NOK	25,253	140
JPMorgan Chase Bank	01/12/21	USD	3,718	GBP	2,779	80
JPMorgan Chase Bank	01/12/21	AUD	3,854	USD	2,825	(148)
JPMorgan Chase Bank	01/12/21	NOK	5,498	USD	625	(17)
JPMorgan Chase Bank	01/12/21	CHF	6,809	USD	7,494	(212)
JPMorgan Chase Bank	01/12/21	USD	6,995	SEK	60,021	315
JPMorgan Chase Bank	01/12/21	SGD	9,724	USD	7,243	(116)
JPMorgan Chase Bank	01/12/21	SEK	14,459	USD	1,703	(58)
JPMorgan Chase Bank	01/12/21	NZD	14,865	USD	10,371	(331)
JPMorgan Chase Bank	01/12/21	EUR	23,831	USD	28,329	(834)
JPMorgan Chase Bank	01/14/21	USD	710	KRW	800,768	27
JPMorgan Chase Bank	01/15/21	USD	26	KRW	29,005	—

16	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/15/21	USD	852	NOK	7,536	$28
JPMorgan Chase Bank	01/15/21	USD	853	SEK	7,145	18
JPMorgan Chase Bank	01/15/21	INR	9,367	USD	127	(1)
JPMorgan Chase Bank	01/15/21	SEK	19,952	USD	2,267	(164)
JPMorgan Chase Bank	01/15/21	KRW	1,324,605	USD	1,196	(23)
JPMorgan Chase Bank	01/15/21	IDR	5,882,026	USD	412	(7)
JPMorgan Chase Bank	01/19/21	USD	540	COP	1,957,761	33
JPMorgan Chase Bank	01/19/21	USD	1,683	RUB	123,160	(21)
JPMorgan Chase Bank	01/19/21	MXN	87,356	USD	4,342	(34)
JPMorgan Chase Bank	01/19/21	JPY	2,184,599	USD	21,085	(81)
JPMorgan Chase Bank	01/20/21	IDR	32,940,144	USD	2,315	(39)
JPMorgan Chase Bank	01/21/21	GBP	760	USD	1,016	(24)
JPMorgan Chase Bank	01/29/21	USD	1,004	CHF	893	8
JPMorgan Chase Bank	02/25/21	USD	558	MXN	11,279	5
Morgan Stanley	01/05/21 - 02/02/21	USD	1,694	BRL	8,985	35
Morgan Stanley	01/05/21	BRL	4,487	USD	855	(9)
Morgan Stanley	01/08/21	USD	31	SGD	41	—
Morgan Stanley	01/08/21	USD	61	CAD	78	—
Morgan Stanley	01/08/21	USD	16	CAD	20	—
Morgan Stanley	01/08/21	USD	50	CHF	45	1
Morgan Stanley	01/08/21	USD	34	CHF	30	—
Morgan Stanley	01/08/21	USD	116	NZD	165	3
Morgan Stanley	01/08/21	USD	117	GBP	88	3
Morgan Stanley	01/08/21	CAD	120	USD	93	(1)
Morgan Stanley	01/08/21	USD	180	SEK	1,526	6
Morgan Stanley	01/08/21	USD	15	SEK	120	—
Morgan Stanley	01/08/21	USD	705	AUD	953	30
Morgan Stanley	01/08/21	EUR	24	USD	29	—
Morgan Stanley	01/08/21	EUR	801	USD	976	(5)
Morgan Stanley	01/08/21	USD	814	EUR	674	11
Morgan Stanley	01/08/21	USD	77	EUR	63	—
Morgan Stanley	01/08/21	USD	2,228	JPY	231,450	14
Morgan Stanley	01/08/21 - 01/15/21	USD	2,844	NOK	26,030	196
Morgan Stanley	01/08/21	USD	21	NOK	180	—
Morgan Stanley	01/08/21	NZD	20	USD	14	—
Morgan Stanley	01/08/21 - 03/05/21	NZD	3,771	USD	2,669	(47)
Morgan Stanley	01/08/21	CHF	4,177	USD	4,617	(109)
Morgan Stanley	01/08/21	SGD	7,033	USD	5,256	(66)
Morgan Stanley	01/08/21 - 01/21/21	GBP	7,211	USD	9,564	(294)
Morgan Stanley	01/08/21	AUD	7,917	USD	5,845	(264)
Morgan Stanley	01/08/21	NOK	130	USD	15	—
Morgan Stanley	01/08/21 - 01/15/21	NOK	24,785	USD	2,788	(107)
Morgan Stanley	01/08/21	SEK	160	USD	20	—
Morgan Stanley	01/08/21 - 01/15/21	SEK	25,591	USD	2,949	(168)
Morgan Stanley	01/08/21	JPY	3,400	USD	33	—
Morgan Stanley	01/08/21	JPY	164,975	USD	1,582	(16)
Morgan Stanley	01/14/21	USD	0	CLP	78	—
Morgan Stanley	01/14/21	CLP	717,451	USD	946	(64)
Morgan Stanley	02/10/21	USD	644	CNH	4,213	3

SEI Institutional International Trust / Quarterly Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	03/25/21	MYR	6	USD	2	$—
RBC	01/14/21	CAD	1,500	USD	1,164	(14)
Standard Chartered	01/08/21	USD	325	EUR	266	—
Standard Chartered	01/08/21 - 03/10/21	EUR	11,205	USD	13,574	(151)
Standard Chartered	01/14/21	USD	806	KRW	898,365	21
Standard Chartered	01/15/21	USD	958	INR	71,113	15
Standard Chartered	01/15/21	USD	1,838	IDR	26,473,407	52
Standard Chartered	01/15/21	INR	41,444	USD	559	(8)
Standard Chartered	01/27/21	TWD	47,377	USD	1,687	(6)
State Street	01/08/21	EUR	178	USD	213	(5)
State Street	01/08/21	USD	606	CAD	783	9
State Street	01/08/21	USD	1,794	EUR	1,482	19
State Street	01/08/21	CAD	17,352	USD	13,426	(195)
State Street	01/08/21	JPY	114,175	USD	1,094	(12)
UBS	01/12/21	AUD	1,021	USD	748	(40)
UBS	01/14/21	COP	3,207	USD	1	—
UBS	01/14/21	KRW	1,076,786	USD	984	(6)
UBS	01/22/21	USD	1,370	RUB	105,636	56
UBS	02/04/21	EUR	14,368	USD	16,753	(838)
UBS	02/05/21	CNY	1,726	USD	265	—
UBS	03/17/21	USD	2,723	EUR	2,229	8

						$(8,863)

A list of open OTC swap agreements held by the Fund at December 31, 2020, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Goldman Sachs	CMBX.NA.BBB.6	Sell	3.00%	Monthly	05/11/2063	$(882)	$(235)	$(104)	$(131)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Thousands)
Deutsche Bank	China 7-Day Reverse Repo Rate	2.985%	Quarterly	06/03/2024	CNY	23,220	$60	$–	$60
Deutsche Bank	China 7-Day Reverse Repo Rate	2.755%	Quarterly	09/09/2024	CNY	31,000	40	–	40

							$100	$–	$100

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2020, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH GBP - LIBOR	5.635%	Semi-Annually	02/28/2025	GBP	1,230	$28	$–	$28
1.6460%	6-MONTH GBP - LIBOR	Semi-Annually	10/03/2047	GBP	460	(174)	–	(174)
6-MONTH GBP - LIBOR	.385%	Semi-Annually	07/20/2050	GBP	900	(45)	–	(45)

						$(191)	$–	$(191)

    Percentages are based on Net Assets of $525,555 ($ Thousands).

18	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Continued)

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $76,155 ($ Thousands), representing 14.5% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Security is in default on interest payment.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(E)	Perpetual security with no stated maturity date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DKK — Danish Krone

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

HUF — Hungarian Forint

ICE— Intercontinental Exchange

IDR — Indonesian Rupiah

ILS — Israeli New Sheckels

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PIK — Payment-in Kind

PLC — Public Limited Company

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — U.S. Dollar

VAR — Variable Rate

ZAR — South African Rand

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	493,427	–	493,427
U.S. Treasury Obligations	–	27,521	–	27,521
Mortgage-Backed Securities	–	1,185	–	1,185
Municipal Bond	–	335	–	335

Total Investments in Securities	–	522,468	–	522,468

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	163	–	–	163
Unrealized Depreciation	(427)	–	–	(427)
Forwards Contracts*
Unrealized Appreciation	–	1,869	–	1,869
Unrealized Depreciation	–	(10,732)	–	(10,732)
OTC Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(131)	–	(131)
Interest Rate Swaps*
Unrealized Appreciation	–	100	–	100
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	28	–	28
Unrealized Depreciation	–	(219)	–	(219)

Total Other Financial Instruments	(264)	(9,085)	–	(9,349)

* Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional International Trust / Quarterly Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

International Fixed Income Fund (Concluded)

As of December 31, 2020, the International Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
REFERENCE ASSET	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$-	$-	$(235,016)	$-	$(235,016)
Maximum potential amount of future payments	-	-	882,000	-	882,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	-	-	-	-	-
Collateral held by the Fund can obtain upon occurrence of triggering event	-	-	-	-	-

[1] Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)[1]	$-	$-	$-	$-	$-	$-
0-100	-	-	-	-	-	-
101-200	-	-	-	-	-	-
201-300	-	-	-	-	-	-
301-400	-	-	-	-	-	-
> than 400	-	-	-	-	882,000	882,000
Total	$-	$-	$-	$-	$882,000	$882,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

20	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS — 95.3%
Albania — 0.0%
Albania Government International Bond
3.500%, 10/09/2025	EUR	403	$523

Angola — 0.9%
Angolan Government International Bond
9.375%, 05/08/2048		$2,800	2,635
8.250%, 05/09/2028		1,085	1,038
Angolan Government International Bond MTN
9.125%, 11/26/2049		811	748
9.125%, 11/26/2049 (A)(B)		670	618
8.000%, 11/26/2029		1,520	1,426
8.000%, 11/26/2029 (A)		1,357	1,273
Republic of Angola Via Avenir II BV MTN
7.867%, VAR ICE LIBOR USD 6 Month+7.500%, 07/01/2023		4,007	3,583
4.757%, VAR ICE LIBOR USD 6 Month+4.500%, 12/07/2023		414	369
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,049	2,714

			14,404

Argentina — 1.3%
Adecoagro
6.000%, 09/21/2027 (A)(B)		663	696
Argentine Republic Government International Bond
0.125%, 2.500%, 07/09/2021, 07/09/2041 (C)		5,587	2,109
0.125%, 2.000%, 07/09/2021, 01/09/2038 (C)		5,491	2,244
0.125%, 1.125%, 07/09/2021, 07/09/2035 (C)		1,915	699
0.125%, 1.125%, 07/09/2021, 07/09/2046 (C)		4,726	1,732
1.000%, 07/09/2029		9,044	3,923
0.500%, 07/09/2029	EUR	13	7
0.125%, 0.500%, 07/09/2021, 07/09/2030 (C)		$19,462	7,882
0.125%, 07/09/2030	EUR	403	184
Provincia de Buenos Aires
7.875%, 06/15/2027 (D)		$350	143
5.375%, 01/20/2023	EUR	620	281
Provincia de Cordoba
7.125%, 06/10/2021 (A)		$531	353
Rio Energy
6.875%, 02/01/2025 (A)		1,040	738

			20,991

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029	$758	$766

Azerbaijan — 0.9%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029	1,711	1,933
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)	1,437	1,736
6.875%, 03/24/2026	4,825	5,830
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030	2,380	3,055
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023	500	533
4.750%, 03/13/2023	353	377

		13,464

Bahamas — 0.0%
Bahamas Government International Bond
8.950%, 10/15/2032 (A)	527	574

Bahrain — 0.7%
Bahrain Government International Bond
6.750%, 09/20/2029	200	229
6.125%, 08/01/2023	520	559
5.625%, 09/30/2031 (A)	1,258	1,330
5.625%, 09/30/2031	462	488
5.450%, 09/16/2032 (A)	3,568	3,749
5.450%, 09/16/2032	620	652
CBB International Sukuk Programme SPC
6.250%, 11/14/2024	1,170	1,290
3.950%, 09/16/2027 (A)	679	701
Oil and Gas Holding BSCC (A)
8.375%, 11/07/2028	560	660
7.625%, 11/07/2024	1,158	1,297

		10,955

Belarus — 0.4%
Republic of Belarus International Bond
7.625%, 06/29/2027	1,754	1,929
6.200%, 02/28/2030	1,234	1,247
Republic of Belarus Ministry of Finance
6.378%, 02/24/2031	721	732
6.378%, 02/24/2031 (A)	604	613
5.875%, 02/24/2026	877	898
5.875%, 02/24/2026 (A)	410	420

		5,839

Belize — 0.0%
Belize Government International Bond
5.000%, 02/20/2038	1,117	508

SEI Institutional International Trust / Quarterly Report / December 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Benin — 0.1%
Benin Government International Bond
5.750%, 03/26/2026 (A)	EUR	1,376	$1,773

Bermuda — 0.3%
Bermuda Government International Bond
4.854%, 02/06/2024		$268	298
4.750%, 02/15/2029		1,204	1,466
3.717%, 01/25/2027		1,521	1,700
3.375%, 08/20/2050		330	356
2.375%, 08/20/2030 (A)		360	377
2.375%, 08/20/2030		221	232

			4,429

Brazil — 5.6%
Brazil Letras do Tesouro Nacional (E)
6.283%, 01/01/2024	BRL	43,000	7,086
2.575%, 07/01/2021		28,238	5,381
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,034	1,071
5.477%, 07/24/2023		217	224
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,745	1,893
5.333%, 02/15/2028		1,176	1,276
5.333%, 02/15/2028 (A)		179	194
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2045	BRL	818	720
6.000%, 08/15/2050		1,670	1,515
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2023		74,942	15,933
10.000%, 01/01/2025		32,832	7,307
10.000%, 01/01/2027		41,212	9,366
10.000%, 01/01/2029		34,338	7,966
10.000%, 01/01/2031		6,682	1,564
Brazilian Government International Bond
5.625%, 01/07/2041		$360	425
5.625%, 02/21/2047		709	846
5.000%, 01/27/2045		2,338	2,595
4.750%, 01/14/2050		1,119	1,196
4.625%, 01/13/2028		618	692
3.875%, 06/12/2030		6,516	6,874
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	240
CSN Islands XI
6.750%, 01/28/2028 (A)		592	641
CSN Resources
7.625%, 04/17/2026 (A)		763	820
Gol Finance
7.000%, 01/31/2025 (A)(B)		998	898
JBS Investments II GmbH
5.750%, 01/15/2028 (A)		466	499
Minerva Luxembourg
6.500%, 09/20/2026 (A)		741	778

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
MV24 Capital BV
6.748%, 06/01/2034 (A)		$1,179	$1,293
Nexa Resources
5.375%, 05/04/2027 (A)		2,591	2,879
Petrobras Global Finance BV
6.900%, 03/19/2049		2,296	2,910
5.093%, 01/15/2030		256	286
Suzano Austria GmbH (A)
7.000%, 03/16/2047		399	532
6.000%, 01/15/2029		288	346
5.000%, 01/15/2030		494	561
Vale Overseas Ltd
3.750%, 07/08/2030	BRL	180	200
Votorantim Cimentos International
7.250%, 04/05/2041		$536	730

			87,737

Cameroon — 0.1%
Republic of Cameroon International Bond
9.500%, 11/19/2025 (A)		1,253	1,391

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.471%, 06/05/2034 (E)		1,983	1,518
Neon Capital MTN
2.015%, 01/06/2028 (E)(F)	JPY	306,529	2,294

			3,812

Chile — 1.2%
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		$1,046	1,157
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2043	CLP	1,105,000	2,104
4.700%, 09/01/2030 (A)		425,000	700
2.800%, 10/01/2033 (A)		990,000	1,357
Celulosa Arauco y Constitucion
5.150%, 01/29/2050 (A)		$576	665
Cencosud
4.375%, 07/17/2027 (A)		1,819	2,039
Chile Government International Bond
3.500%, 01/25/2050		1,955	2,243
2.450%, 01/31/2031		3,509	3,755
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		217	244
Empresa Nacional del Petroleo
3.750%, 08/05/2026 (B)		749	819
Geopark
6.500%, 09/21/2024 (A)		492	510
Nacional del Cobre de Chile
5.625%, 10/18/2043		442	608
4.375%, 02/05/2049 (A)		506	616
3.750%, 01/15/2031 (A)		234	264

2	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.700%, 01/30/2050 (A)		$1,216	$1,338
3.150%, 01/14/2030		300	327
3.150%, 01/14/2030 (A)		297	324
3.000%, 09/30/2029 (A)		442	478

			19,548

China — 3.1%
Alibaba Group Holding
4.200%, 12/06/2047		310	390
Blossom Joy
3.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.799% (G)		202	202
Charming Light Investments MTN
4.375%, 12/21/2027		1,341	1,518
China Government Bond
3.390%, 03/16/2050	CNY	8,350	1,189
3.280%, 12/03/2027		21,490	3,314
3.130%, 11/21/2029		6,500	986
3.120%, 12/05/2026		9,040	1,382
2.850%, 06/04/2027		41,980	6,301
2.680%, 05/21/2030		44,390	6,512
1.990%, 04/09/2025		60,830	8,938
China Government International Bond
3.250%, 10/19/2023		$1,562	1,687
1.875%, 12/03/2022		752	774
0.550%, 10/21/2025 (A)		1,150	1,150
0.400%, 10/21/2023 (A)		2,410	2,418
China Minmetals (G)
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+6.070%		640	645
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%		2,047	2,079
Chinalco Capital Holdings
4.250%, 04/21/2022 (B)		740	751
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788% (G)		224	230
CNAC HK Finbridge
5.125%, 03/14/2028		525	571
Country Garden Holdings
4.800%, 08/06/2030		407	439
Dianjian Haiyu
4.300% (G)		204	210
Dianjian International Finance
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.933% (G)		303	312
ENN Clean Energy International Investment
7.500%, 02/27/2021		475	476
Huarong Finance 2017
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.773% (G)		1,378	1,403

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Leader Goal International Ltd MTN
4.250%, 07/19/2169 (F)(G)		$212	$217
Meituan
3.050%, 10/28/2030		204	212
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.209% (G)		805	815
Prosus NV
3.832%, 02/08/2051 (A)		1,783	1,750
Shimao Group Holdings
5.600%, 07/15/2026		400	438
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030		137	142
Tencent Holdings LTD MTN
3.240%, 06/03/2050 (A)	THB	450	465
Wanda Properties International
7.250%, 01/29/2024		$400	410

			48,326

Colombia — 5.9%
Colombia Government International Bond
3.125%, 04/15/2031		4,790	5,083
3.000%, 01/30/2030		2,619	2,745
Colombian TES
10.000%, 07/24/2024	COP	24,024,400	7,107
7.750%, 09/18/2030		12,839,000	4,405
7.500%, 08/26/2026		32,033,500	10,811
7.250%, 10/18/2034		17,328,500	5,662
7.000%, 05/04/2022		10,083,500	3,131
7.000%, 06/30/2032		11,931,400	3,847
6.250%, 11/26/2025		32,016,900	10,252
6.000%, 04/28/2028		32,148,200	10,059
5.750%, 11/03/2027		34,339,900	10,634
3.000%, 03/25/2033		1,507,400	1,306
Ecopetrol
6.875%, 04/29/2030		$492	635
Emgesa ESP
8.750%, 01/25/2021	COP	870,000	255
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027		2,351,000	728
7.625%, 09/10/2024		3,116,000	958
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	351
7.875%, 08/12/2024		884,000	275
Grupo Aval
4.375%, 02/04/2030 (A)		$812	865
Republic of Colombia
9.850%, 06/28/2027	COP	5,060,000	1,924
8.125%, 05/21/2024		$908	1,112
7.750%, 04/14/2021	COP	3,331,000	986
7.375%, 09/18/2037		$749	1,093
6.125%, 01/18/2041		2,137	2,864

SEI Institutional International Trust / Quarterly Report / December 31, 2020	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.625%, 02/26/2044		$132	$171
5.000%, 06/15/2045		1,308	1,596
4.500%, 01/28/2026		581	658
4.500%, 03/15/2029		1,506	1,746
4.375%, 03/21/2023	COP	2,871,000	856
4.000%, 02/26/2024		$965	1,044

			93,159

Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		4,198	3,878
7.158%, 03/12/2045		500	462
7.158%, 03/12/2045 (A)		387	357
7.000%, 04/04/2044		1,208	1,108
7.000%, 04/04/2044		230	211
6.125%, 02/19/2031		1,027	958
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		250	201

			7,175

Croatia — 0.1%
Croatia Government International Bond
6.375%, 03/24/2021		1,181	1,196
1.500%, 06/17/2031	EUR	650	870

			2,066

Czech Republic — 1.1%
Czech Republic Government Bond
2.750%, 07/23/2029	CZK	90,220	4,744
2.500%, 08/25/2028		18,330	942
2.400%, 09/17/2025		99,550	4,979
2.000%, 10/13/2033		8,000	398
1.200%, 03/13/2031		45,590	2,097
1.000%, 06/26/2026		16,430	768
0.950%, 05/15/2030		68,410	3,094

			17,022

Dominican Republic — 1.4%
Dominican Republic International Bond
11.250%, 02/05/2027	DOP	14,500	287
9.750%, 06/05/2026 (A)		29,200	539
8.900%, 02/15/2023 (A)		43,400	768
7.450%, 04/30/2044 (A)		$687	886
6.850%, 01/27/2045		2,391	2,914
6.600%, 01/28/2024		656	743
6.500%, 02/15/2048		2,852	3,366
6.400%, 06/05/2049		231	271
5.950%, 01/25/2027		259	303
5.875%, 04/18/2024 (A)		71	78
5.875%, 01/30/2060 (A)		2,565	2,822
5.875%, 01/30/2060		2,782	3,060
5.500%, 01/27/2025		949	1,069
4.875%, 09/23/2032 (A)		2,082	2,306
4.875%, 09/23/2032		1,416	1,568

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.500%, 01/30/2030 (A)		$1,556	$1,686

			22,666

Ecuador — 0.7%
Ecuador Government International Bond
8.086%, 07/31/2030 (E)		973	461
6.435%, 07/31/2030 (A)(E)		1,916	908
0.500%, 5.000%, 07/31/2021, 07/31/2030 (A)(C)		4,581	2,932
0.500%, 5.000%, 07/31/2021, 07/31/2030 (B)(C)		360	230
0.500%, 1.000%, 07/31/2021, 07/31/2035 (A)(C)		9,157	4,956
0.500%, 0.500%, 07/31/2021, 07/31/2040 (A)(C)		2,297	1,166

			10,653

Egypt — 3.1%
Egypt Government Bond
14.406%, 07/07/2027	EGP	17,842	1,144
14.196%, 07/07/2023		21,779	1,395
Egypt Government International Bond
18.000%, 11/06/2028		30,307	2,260
17.700%, 08/07/2025		29,457	2,093
16.300%, 04/09/2024		15,034	1,013
16.100%, 05/07/2029		14,920	1,030
8.875%, 05/29/2050 (A)		$4,946	5,796
8.700%, 03/01/2049 (A)		816	940
8.700%, 03/01/2049		600	691
7.903%, 02/21/2048 (A)		1,061	1,151
7.625%, 05/29/2032 (A)		6,606	7,471
7.625%, 05/29/2032		363	411
5.250%, 10/06/2025 (A)		1,312	1,394
Egypt Government International Bond MTN
8.500%, 01/31/2047		4,131	4,668
8.150%, 11/20/2059 (A)		485	532
8.150%, 11/20/2059		277	304
7.053%, 01/15/2032 (A)		547	594
6.375%, 04/11/2031	EUR	931	1,223
6.375%, 04/11/2031 (A)		300	394
6.125%, 01/31/2022 (A)		$385	402
5.625%, 04/16/2030	EUR	1,205	1,539
5.625%, 04/16/2030 (A)		111	142
4.750%, 04/11/2025		457	582
4.750%, 04/16/2026		670	851
Egypt Treasury Bills (E)
13.528%, 04/06/2021	EGP	87,225	5,375
13.474%, 01/05/2021		84,700	5,385

			48,780

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$1,452	1,467
8.250%, 04/10/2032 (A)		326	319

4	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Republic of El Salvador
8.625%, 02/28/2029		$315	$315
8.250%, 04/10/2032		2,753	2,698
7.750%, 01/24/2023		2,288	2,257
7.625%, 02/01/2041		527	488
7.125%, 01/20/2050		640	571
5.875%, 01/30/2025		1,366	1,289

			9,404

Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		391	397

Gabon — 0.2%
Gabon Government International Bond
6.625%, 02/06/2031		603	621
Gabonese Republic
6.375%, 12/12/2024		1,615	1,680

			2,301

Georgia — 0.0%
Republic of Georgia
6.875%, 04/12/2021 (A)		66	67

Ghana — 1.1%
Ghana Government International Bond
24.750%, 07/19/2021	GHS	–	–
19.750%, 03/25/2024		5,311	904
19.000%, 11/02/2026		11,055	1,777
10.750%, 10/14/2030		$2,104	2,813
8.950%, 03/26/2051 (A)		3,056	3,185
8.750%, 03/11/2061		693	713
8.750%, 03/11/2061 (A)		658	677
8.627%, 06/16/2049 (A)		593	607
7.875%, 03/26/2027 (A)		246	270
7.875%, 03/26/2027		72	79
7.875%, 02/11/2035		1,055	1,084
7.875%, 02/11/2035 (A)		870	894
7.625%, 05/16/2029		995	1,056
7.625%, 05/16/2029 (A)		653	693
6.375%, 02/11/2027 (A)		1,867	1,936
Kosmos Energy
7.125%, 04/04/2026 (A)		182	176
Republic of Ghana
8.125%, 01/18/2026 (A)		83	93
Tullow Oil
7.000%, 03/01/2025 (A)		783	521

			17,478

Guatemala — 0.3%
Guatemala Government Bond
6.125%, 06/01/2050		962	1,269
5.375%, 04/24/2032		1,000	1,219
4.900%, 06/01/2030		558	651

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.500%, 05/03/2026		$1,038	$1,152

			4,291

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	377
5.625%, 06/24/2030 (A)		736	841
5.625%, 06/24/2030		299	342

			1,560

Hong Kong — 0.1%
AIA Group
3.200%, 09/16/2040 (A)		200	210
NWD
4.125%, 07/18/2029		757	784

			994

Hungary — 1.6%
Hungary Government Bond
6.750%, 10/22/2028	HUF	489,630	2,253
6.375%, 03/29/2021		$2,228	2,258
5.500%, 06/24/2025	HUF	500,750	2,010
3.250%, 10/22/2031		806,790	3,013
3.000%, 06/26/2024		413,620	1,492
3.000%, 10/27/2027		1,192,460	4,403
3.000%, 08/21/2030		727,940	2,659
2.750%, 12/22/2026		1,072,960	3,890
2.500%, 10/24/2024		653,680	2,332
Hungary Government International Bond
1.750%, 06/05/2035	EUR	265	359
1.500%, 11/17/2050		255	316

			24,985

India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$540	572
Export-Import Bank of India MTN
3.250%, 01/15/2030 (A)		1,060	1,132
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.277% (A)(G)		275	292
Power Finance MTN
3.950%, 04/23/2030 (A)		569	607
Vedanta Resources
6.375%, 07/30/2022		590	523
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		286	302

			3,428

Indonesia — 7.4%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048 (A)		331	452
6.757%, 11/15/2048		257	351
5.800%, 05/15/2050 (A)		2,234	2,781

SEI Institutional International Trust / Quarterly Report / December 31, 2020	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.710%, 11/15/2023 (A)		$618	$683
5.450%, 05/15/2030 (A)		205	247
4.750%, 05/15/2025 (A)		1,370	1,512
Indonesia Government International Bond
9.000%, 03/15/2029	IDR	42,750,000	3,630
8.750%, 05/15/2031		60,779,000	5,132
8.500%, 10/12/2035		$1,969	3,216
8.375%, 03/15/2024	IDR	20,173,000	1,579
8.375%, 03/15/2034		131,065,000	10,864
8.375%, 04/15/2039		72,056,000	6,052
8.250%, 05/15/2029		68,743,000	5,630
8.250%, 06/15/2032		12,030,000	985
8.250%, 05/15/2036		66,108,000	5,466
8.125%, 05/15/2024		76,235,000	5,980
7.750%, 01/17/2038		$1,797	2,821
7.500%, 08/15/2032	IDR	26,770,000	2,072
7.500%, 05/15/2038		58,662,000	4,551
7.000%, 05/15/2022		40,233,000	2,981
7.000%, 05/15/2027		63,129,000	4,836
6.625%, 05/15/2033		24,323,000	1,775
6.125%, 05/15/2028		9,066,000	654
5.625%, 05/15/2023		1,885,000	138
5.250%, 01/08/2047 (A)		$170	226
4.750%, 02/11/2029		525	636
4.350%, 01/08/2027 (A)		206	240
3.500%, 01/11/2028		2,300	2,575
2.850%, 02/14/2030		1,059	1,143
1.400%, 10/30/2031	EUR	695	878
0.900%, 02/14/2027		428	531
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$2,985	3,860
5.125%, 01/15/2045		210	270
4.625%, 04/15/2043		1,080	1,301
3.850%, 07/18/2027		400	457
3.750%, 06/14/2028	EUR	307	454
Indonesia Treasury Bond
7.500%, 06/15/2035	IDR	25,996,000	2,054
7.500%, 04/15/2040		32,127,000	2,538
7.000%, 09/15/2030		96,128,000	7,406
6.500%, 06/15/2025		52,680,000	3,950
6.500%, 02/15/2031		7,038,000	523
5.500%, 04/15/2026		35,200,000	2,542
JPMorgan Chase Bank MTN
7.500%, 06/15/2035 (A)		41,500,000	3,279
Medco Bell Pte
6.375%, 01/30/2027 (A)		$466	476
Pertamina Persero MTN
6.450%, 05/30/2044		529	717
3.650%, 07/30/2029 (A)		1,035	1,151
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	691	828

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		$657	$857
6.150%, 05/21/2048		250	326
4.375%, 02/05/2050 (A)		265	285
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		2,135	2,420

			116,311

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,405	1,314

Israel — 0.5%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.631%, 01/29/2031 (A)		431	447
Leviathan Bond (A)
6.750%, 06/30/2030		394	447
6.500%, 06/30/2027		959	1,076
State of Israel
4.500%, 04/03/2120		4,044	5,348
3.875%, 07/03/2050		686	823

			8,141

Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,169	1,625
6.625%, 03/22/2048		1,552	2,100
6.625%, 03/22/2048		271	366
5.875%, 10/17/2031 (A)		630	851
5.875%, 10/17/2031		1,729	2,336
5.750%, 12/31/2032		$1,162	1,172
5.250%, 03/22/2030	EUR	299	392
4.875%, 01/30/2032		1,353	1,698

			10,540

Jamaica — 0.1%
Government of Jamaica
7.875%, 07/28/2045		$736	1,054

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047 (A)		228	266
7.375%, 10/10/2047		141	164
5.850%, 07/07/2030 (A)		1,238	1,364
4.950%, 07/07/2025 (A)		1,030	1,092

			2,886

Kazakhstan — 1.3%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	809
Kazakhstan Government International Bond
4.875%, 10/14/2044 (A)		318	431

6	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045	$330	$532
KazMunayGas National JSC
6.375%, 10/24/2048 (A)	1,587	2,279
5.750%, 04/19/2047 (A)	2,052	2,750
5.750%, 04/19/2047	63	84
5.375%, 04/24/2030 (A)	984	1,213
5.375%, 04/24/2030	3,328	4,102
4.750%, 04/24/2025 (A)	732	834
3.500%, 04/14/2033 (A)	2,472	2,701
KazTransGas JSC
4.375%, 09/26/2027 (A)	932	1,072
4.375%, 09/26/2027	799	919
Tengizchevroil Finance International (A)
3.250%, 08/15/2030	450	476
2.625%, 08/15/2025	1,990	2,070

		20,272

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048	1,793	2,050
8.250%, 02/28/2048 (A)	654	747
8.000%, 05/22/2032	368	429
7.000%, 05/22/2027	1,394	1,535

		4,761

Kuwait — 0.1%
Kuwait International Government Bond
3.500%, 03/20/2027	418	476
2.750%, 03/20/2022	645	663
Meglobal Canada ULC MTN
5.875%, 05/18/2030 (A)	222	276
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr+ 2.832% (A)(G)	513	523

		1,938

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (D)	4,532	600
8.200%, 05/17/2033 (D)	2,700	352
6.650%, 04/22/2024 (D)	2,250	306
6.000%, 01/27/2023 (D)	560	75
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (D)	1,073	149
7.000%, 03/20/2028 (D)	1,850	244
6.850%, 05/25/2029 (D)	387	52
6.650%, 02/26/2030 (D)	1,225	164
6.600%, 11/27/2026 (D)	2,201	289
6.400%, 05/26/2023 (D)	1,555	208
6.100%, 10/04/2022 (D)	1,573	216

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.100%, 10/04/2022 (D)		$569	$78

			2,733

Luxembourg — 0.0%
Millicom International Cellular
6.250%, 03/25/2029 (A)		449	505

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		371	397
6.000%, 07/15/2025		142	149

			546

Malaysia — 5.6%
1MDB Energy
5.990%, 05/11/2022		2,000	2,090
1MDB Global Investments
4.400%, 03/09/2023		3,000	3,054
4.400%, 03/09/2023		7,400	7,533
Gohl Capital
4.250%, 01/24/2027		850	901
Malaysia Government Bond
5.248%, 09/15/2028	MYR	1,050	312
4.935%, 09/30/2043		2,200	646
4.921%, 07/06/2048		1,768	519
4.893%, 06/08/2038		800	235
4.642%, 11/07/2033		500	142
4.392%, 04/15/2026		3,480	956
4.232%, 06/30/2031		1,200	335
4.181%, 07/15/2024		4,186	1,117
4.160%, 07/15/2021		1,920	484
4.065%, 06/15/2050		1,019	264
4.059%, 09/30/2024		8,576	2,284
3.955%, 09/15/2025		27,415	7,368
3.906%, 07/15/2026		16,152	4,348
3.899%, 11/16/2027		2,500	682
3.885%, 08/15/2029		30,830	8,429
3.882%, 03/10/2022		4,459	1,135
3.828%, 07/05/2034		28,209	7,465
3.800%, 08/17/2023		30,074	7,829
3.795%, 09/30/2022		3,200	823
3.757%, 04/20/2023		13,915	3,601
3.757%, 05/22/2040		650	170
3.733%, 06/15/2028		12,719	3,443
3.620%, 11/30/2021		18,334	4,632
3.502%, 05/31/2027		7,185	1,902
3.480%, 03/15/2023		5,870	1,509
3.478%, 06/14/2024		6,160	1,606
3.418%, 08/15/2022		10,450	2,663
2.632%, 04/15/2031		3,759	930
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	334
4.119%, 11/30/2034		5,564	1,504

SEI Institutional International Trust / Quarterly Report / December 31, 2020	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.070%, 09/30/2026	MYR	6,500	$1,761
Malaysia Sukuk Global
3.179%, 04/27/2026		$1,276	1,426
Petronas Capital MTN
4.550%, 04/21/2050 (A)		563	751
4.550%, 04/21/2050		561	749
3.500%, 04/21/2030 (A)		2,200	2,525

			88,457

Mauritius — 0.0%
Liquid Telecommunications Financing
8.500%, 07/13/2022 (A)		496	506

Mexico — 8.6%
America Movil
7.125%, 12/09/2024	MXN	18,110	959
Axtel
6.375%, 11/14/2024 (A)		$713	740
Banco Mercantil del Norte (A)(G)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+5.470%		476	538
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.967%		609	659
Banco Nacional de Comercio Exterior SNC
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026 (A)		1,015	1,018
3.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.000%, 08/11/2026		844	846
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand
5.375%, 04/17/2025 (A)		414	476
Cemex (A)
7.375%, 06/05/2027		572	651
5.450%, 11/19/2029		750	825
Cometa Energia
6.375%, 04/24/2035 (A)		865	1,005
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	1,944
5.750%, 02/14/2042 (A)		$500	594
4.750%, 02/23/2027 (A)		458	520
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		465	495
Grupo Televisa
6.625%, 01/15/2040		616	862
Industrias Penoles
5.650%, 09/12/2049 (A)		359	466
Mexican Bonos
8.000%, 11/07/2047	MXN	72,028	4,266
7.750%, 11/23/2034		20,399	1,206
7.750%, 11/13/2042		127,983	7,398
7.500%, 06/03/2027		123,067	7,028

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.500%, 06/09/2022	MXN	8,698	$449
5.750%, 03/05/2026		87,650	4,597
Mexican Bonos, Ser M20
10.000%, 12/05/2024		305,382	18,331
8.500%, 05/31/2029		53,765	3,289
8.000%, 12/07/2023		3,082	170
7.750%, 05/29/2031		147,488	8,697
Mexican Bonos, Ser M30
8.500%, 11/18/2038		150,711	9,377
Mexican Udibonos
4.500%, 11/22/2035		9,881	615
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$715	753
Mexico Government International Bond
5.000%, 04/27/2051		1,632	2,032
4.750%, 04/27/2032		1,981	2,384
3.771%, 05/24/2061		3,170	3,302
2.659%, 05/24/2031		3,208	3,285
Mexico Government International Bond MTN
5.750%, 10/12/2110		1,706	2,267
4.750%, 03/08/2044		386	458
Minera Mexico
4.500%, 01/26/2050 (A)		627	725
Petroleos Mexicanos
9.500%, 09/15/2027		169	200
7.690%, 01/23/2050		450	454
7.690%, 01/23/2050 (A)		5,075	5,117
7.470%, 11/12/2026	MXN	175,079	7,308
7.190%, 09/12/2024		108,672	4,929
6.950%, 01/28/2060		$418	393
6.950%, 01/28/2060 (A)		1,805	1,698
6.950%, 01/28/2060		1,752	1,648
6.875%, 10/16/2025 (A)		3,098	3,392
6.840%, 01/23/2030		3,342	3,498
6.625%, 06/15/2035		4,400	4,356
6.500%, 01/23/2029 (A)		785	814
6.500%, 01/23/2029		423	439
6.490%, 01/23/2027 (A)		62	65
6.350%, 02/12/2048		678	615
6.350%, 02/12/2048 (A)		430	390
5.950%, 01/28/2031		1,490	1,486
5.950%, 01/28/2031 (A)		1,701	1,697
5.950%, 01/28/2031		750	748
5.625%, 01/23/2046		253	217
5.350%, 02/12/2028 (A)		779	771
Petroleos Mexicanos MTN
6.875%, 08/04/2026		199	217
6.750%, 09/21/2047		553	518
4.875%, 02/21/2028	EUR	755	941

			135,138

8	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Mongolia — 0.3%
Development Bank of Mongolia
7.250%, 10/23/2023 (A)	$784	$841
Mongolia Government International Bond
5.625%, 05/01/2023	968	1,016
5.125%, 04/07/2026	381	408
Mongolia Government International Bond MTN
8.750%, 03/09/2024	1,951	2,263
5.125%, 12/05/2022	500	519

		5,047

Morocco — 0.2%
Morocco Government International Bond
5.500%, 12/11/2042	438	546
4.000%, 12/15/2050 (A)	1,169	1,205
3.000%, 12/15/2032 (A)	933	948
3.000%, 12/15/2032	336	341
2.375%, 12/15/2027 (A)	745	748

		3,788

Mozambique — 0.2%
Mozambique International Bond
5.000%, 9.000%, 09/15/2023, 09/15/2031 (A)(C)	3,120	2,856

Namibia — 0.0%
Namibia International Bonds
5.250%, 10/29/2025	379	407

Netherlands — 0.1%
Minejesa Capital BV
4.625%, 08/10/2030 (A)	208	224
VEON Holdings BV
3.375%, 11/25/2027 (A)	549	564

		788

Nigeria — 0.7%
IHS Netherlands Holdco
8.000%, 09/18/2027 (A)	299	321
Nigeria Government International Bond
9.248%, 01/21/2049	322	378
8.747%, 01/21/2031	1,719	1,992
8.747%, 01/21/2031 (A)	535	620
7.875%, 02/16/2032	1,803	1,980
7.696%, 02/23/2038 (A)	601	641
7.696%, 02/23/2038	3,163	3,373
7.143%, 02/23/2030	682	735
Nigeria Government International Bond MTN
6.500%, 11/28/2027 (A)	929	1,000
6.500%, 11/28/2027	130	140

		11,180

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Oman — 0.8%
Oman Government International Bond
7.375%, 10/28/2032 (A)	$1,010	$1,115
6.750%, 10/28/2027 (A)	3,535	3,829
6.750%, 01/17/2048 (A)	1,059	1,048
6.750%, 01/17/2048	3,765	3,725
4.750%, 06/15/2026	900	899
3.625%, 06/15/2021	1,326	1,328

		11,944

Pakistan — 0.2%
Pakistan Government International Bond
8.250%, 09/30/2025	1,000	1,099
7.875%, 03/31/2036	200	206
6.875%, 12/05/2027	656	684
Third Pakistan International Sukuk
5.500%, 10/13/2021	1,201	1,213

		3,202

Panama — 1.2%
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048 (A)(B)	669	799
5.625%, 05/18/2036	555	645
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	984	1,065
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	791	791
Cable Onda
4.500%, 01/30/2030 (A)	208	229
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	635	790
Panama Government International Bond
4.500%, 04/16/2050	1	1
2.252%, 09/29/2032	572	589
Republic of Panama
9.375%, 04/01/2029	804	1,252
8.125%, 04/28/2034	478	698
4.500%, 04/01/2056	3,880	4,996
3.870%, 07/23/2060	3,026	3,563
3.750%, 03/16/2025	1,330	1,471
3.160%, 01/23/2030	2,099	2,325

		19,214

Papua New Guinea — 0.2%
Papua New Guinea Government International Bond
8.375%, 10/04/2028 (A)	2,882	2,922
8.375%, 10/04/2028	306	310

		3,232

Paraguay — 0.2%
Banco Continental SAECA
2.750%, 12/10/2025 (A)	530	527

SEI Institutional International Trust / Quarterly Report / December 31, 2020	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Paraguay Government International Bond
6.100%, 08/11/2044		$1,010	$1,352
5.400%, 03/30/2050		571	722
4.950%, 04/28/2031		847	1,024

			3,625

Peru — 2.7%
Abengoa Transmision Sur
6.875%, 04/30/2043 (A)		265	355
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	3,704	1,173
Inkia Energy
5.875%, 11/09/2027 (A)		$359	389
Kallpa Generacion (A)
4.875%, 05/24/2026		192	211
4.125%, 08/16/2027		1,197	1,288
Peru Government Bond
5.350%, 08/12/2040	PEN	708	203
Peruvian Government International Bond
8.200%, 08/12/2026		15	6
8.200%, 08/12/2026		3,397	1,275
6.950%, 08/12/2031		22,966	8,255
6.950%, 08/12/2031		154	55
6.900%, 08/12/2037		7,121	2,428
6.850%, 02/12/2042		613	207
6.550%, 03/14/2037		$309	469
6.350%, 08/12/2028	PEN	346	122
6.350%, 08/12/2028 (A)		1,465	515
6.350%, 08/12/2028		1,570	551
6.350%, 08/12/2028		5,940	2,086
6.150%, 08/12/2032		21,790	7,323
5.940%, 02/12/2029		367	127
5.700%, 08/12/2024 (A)		4,932	1,594
5.625%, 11/18/2050		$1,359	2,137
5.400%, 08/12/2034	PEN	4,002	1,220
3.230%, 07/28/2121		$480	479
2.783%, 01/23/2031		3,251	3,565
2.780%, 12/01/2060		720	726
Petroleos del Peru
5.625%, 06/19/2047		1,993	2,439
5.625%, 06/19/2047 (A)		366	448
4.750%, 06/19/2032		1,843	2,125
4.750%, 06/19/2032 (A)		1,201	1,385

			43,156

Philippines — 0.4%
Philippine Government International Bond
3.900%, 11/26/2022	PHP	45,000	953
3.750%, 01/14/2029		$982	1,144
2.950%, 05/05/2045		530	558
2.650%, 12/10/2045		980	993
2.457%, 05/05/2030		915	986

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
1.648%, 06/10/2031		$1,450	$1,468

			6,102

Poland — 2.4%
Republic of Poland Government Bond
5.000%, 03/23/2022		2,281	2,413
3.250%, 07/25/2025	PLN	6,568	1,989
2.750%, 04/25/2028		15,785	4,801
2.750%, 10/25/2029		33,588	10,290
2.500%, 07/25/2026		29,930	8,877
2.500%, 07/25/2027		9,645	2,879
2.250%, 04/25/2022		7,938	2,193
1.250%, 10/25/2030		14,863	4,002

			37,444

Qatar — 1.4%
Qatar Government International Bond
5.750%, 01/20/2042 (A)		$574	858
5.103%, 04/23/2048 (A)		782	1,099
5.103%, 04/23/2048		567	797
4.817%, 03/14/2049 (A)		1,573	2,146
4.817%, 03/14/2049		3,537	4,826
4.400%, 04/16/2050 (A)		662	863
4.400%, 04/16/2050		317	413
4.000%, 03/14/2029		1,334	1,581
4.000%, 03/14/2029 (A)		2,833	3,357
3.750%, 04/16/2030 (A)		4,523	5,323
3.750%, 04/16/2030		367	432
3.400%, 04/16/2025		654	721

			22,416

Romania — 2.5%
Government of Romania
5.850%, 04/26/2023	RON	1,720	464
Romania Government Bond
4.850%, 04/22/2026		13,320	3,691
4.750%, 10/11/2034		870	247
4.400%, 09/25/2023		790	208
4.150%, 01/26/2028		9,880	2,677
4.000%, 10/25/2023		3,430	895
3.700%, 11/25/2024		1,740	455
3.650%, 07/28/2025		24,885	6,506
3.650%, 09/24/2031		5,510	1,432
3.250%, 06/24/2026		2,360	606
Romanian Government International Bond
5.125%, 06/15/2048		$628	802
5.000%, 02/12/2029	RON	8,095	2,332
4.500%, 06/17/2024		8,245	2,199
4.250%, 06/28/2023		2,730	714
4.000%, 02/14/2051 (A)		$1,742	1,892
3.000%, 02/14/2031 (A)		1,224	1,314
Romanian Government International Bond MTN
4.625%, 04/03/2049	EUR	1,248	2,060

10	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.625%, 04/03/2049 (A)	EUR	1,154	$1,906
4.125%, 03/11/2039		1,639	2,506
3.875%, 10/29/2035		530	793
3.375%, 02/08/2038 (A)		241	339
3.375%, 01/28/2050 (A)		485	681
3.375%, 01/28/2050		1,660	2,331
2.500%, 02/08/2030 (A)		657	879
2.124%, 07/16/2031		158	205
2.000%, 01/28/2032		750	962

			39,096

Russia — 5.8%
Gazprom OAO Via Gaz Capital (A)
5.150%, 02/11/2026		$2,673	3,046
4.950%, 02/06/2028		640	733
Gazprom PJSC via Gaz Finance
4.599%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.264% (A)(G)		574	596
Gtlk Europe Capital DAC
4.650%, 03/10/2027		596	619
GTLK Europe Capital DAC
4.949%, 02/18/2026		968	1,016
Rusal Capital DAC
5.125%, 02/02/2022		860	860
Russian Federal Bond - OFZ
8.500%, 09/17/2031	RUB	176,982	2,871
8.150%, 02/03/2027		821,910	12,634
7.950%, 10/07/2026		451,825	6,859
7.700%, 03/23/2033		345,745	5,266
7.700%, 03/16/2039		54,617	843
7.650%, 04/10/2030		108,921	1,663
7.250%, 05/10/2034		514,569	7,569
7.100%, 10/16/2024		139,464	2,022
7.050%, 01/19/2028		953,320	13,923
7.000%, 08/16/2023		219,831	3,134
6.900%, 05/23/2029		295,094	4,285
6.000%, 10/06/2027		16,284	224
Russian Federal Inflation Linked Bond
2.500%, 07/17/2030		179,075	2,443
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		$2	2
5.875%, 09/16/2043		3,600	5,193
5.250%, 06/23/2047		800	1,107
5.100%, 03/28/2035		4,800	6,067
4.750%, 05/27/2026		1,600	1,848
4.375%, 03/21/2029		4,200	4,898
SCF Capital Designated Activity
5.375%, 06/16/2023 (A)		529	564
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	697

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.800%, 11/22/2025 (A)		$150	$180

			91,162

Saudi Arabia — 1.7%
Acwa Power Management And Investments One
5.950%, 12/15/2039 (A)		1,271	1,518
Saudi Arabian Oil (A)
3.500%, 11/24/2070		3,963	4,012
1.625%, 11/24/2025		1,500	1,537
1.250%, 11/24/2023		1,300	1,317
Saudi Arabian Oil MTN
4.250%, 04/16/2039 (A)		1,597	1,873
4.250%, 04/16/2039		2,150	2,521
Saudi Government International Bond
5.250%, 01/16/2050		680	926
5.250%, 01/16/2050 (A)		326	444
4.375%, 04/16/2029 (A)		639	759
Saudi Government International Bond MTN
5.000%, 04/17/2049 (A)		1,013	1,328
5.000%, 04/17/2049		803	1,052
4.500%, 04/17/2030 (A)		463	559
4.500%, 10/26/2046		580	703
3.250%, 10/26/2026 (A)		1,884	2,087
3.250%, 10/22/2030		1,625	1,792
3.250%, 10/22/2030 (A)		4,438	4,894

			27,322

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		260	286
6.250%, 07/30/2024		677	744

			1,030

Serbia — 0.8%
Republic of Serbia
7.250%, 09/28/2021		200	209
Serbia International Bond
3.125%, 05/15/2027	EUR	320	439
2.125%, 12/01/2030 (A)		$1,683	1,663
2.125%, 12/01/2030		517	511
1.500%, 06/26/2029	EUR	2,344	2,964
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	155,320	1,914
4.500%, 01/11/2026		211,800	2,410
4.500%, 08/20/2032		199,460	2,269
3.750%, 01/17/2022		28,610	305

			12,684

South Africa — 4.3%
Eskom Holdings SOC
7.125%, 02/11/2025		$1,430	1,460
7.125%, 02/11/2025 (A)		3,766	3,845

SEI Institutional International Trust / Quarterly Report / December 31, 2020	11

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		$471	$519
7.500%, 09/15/2033	ZAR	35,200	1,785
6.750%, 08/06/2023		$1,556	1,583
6.750%, 08/06/2023 (A)		1,329	1,352
6.350%, 08/10/2028 (A)		322	355
Republic of South Africa
10.500%, 12/21/2026	ZAR	105,982	8,537
9.000%, 01/31/2040		54,699	3,169
8.875%, 02/28/2035		41,899	2,507
8.750%, 01/31/2044		105,095	5,859
8.750%, 02/28/2048		175,265	9,813
8.500%, 01/31/2037		60,523	3,410
8.250%, 03/31/2032		47,906	2,936
8.000%, 01/31/2030		52,950	3,438
7.750%, 02/28/2023		5,181	376
7.000%, 02/28/2031		51,041	2,977
6.500%, 02/28/2041		16,423	731
6.300%, 06/22/2048		$964	1,029
6.250%, 03/31/2036	ZAR	68,414	3,206
5.875%, 09/16/2025		$790	904
5.750%, 09/30/2049		4,100	4,107
5.650%, 09/27/2047		386	385
5.000%, 10/12/2046		357	335
4.850%, 09/27/2027		420	454
4.850%, 09/30/2029		2,137	2,268
SASOL Financing USA
5.875%, 03/27/2024		442	469
Transnet SOC MTN
9.500%, 05/13/2021 (A)	ZAR	6,760	463

			68,272

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	2,400,000	1,647
7.250%, 12/07/2024		700,000	54
Korea International Bond
1.000%, 09/16/2030		$1,213	1,194

			2,895

Spain — 0.1%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		975	1,133

Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.850%, 03/14/2029		1,598	912
7.550%, 03/28/2030		3,079	1,747
6.850%, 03/14/2024		512	307
6.850%, 11/03/2025		1,339	794
6.825%, 07/18/2026 (A)		909	518
6.825%, 07/18/2026		500	285
6.750%, 04/18/2028		1,624	921

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.750%, 04/18/2028 (A)		$4,437	$2,515
6.350%, 06/28/2024 (A)		1,294	782
6.250%, 07/27/2021		857	737
6.200%, 05/11/2027		1,186	670
5.875%, 07/25/2022 (A)		308	211
5.750%, 04/18/2023 (A)		1,031	654
5.750%, 04/18/2023		64	41

			11,094

Supra-National — 0.4%
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		363	388
Banque Ouest Africaine de Developpement (A)
5.000%, 07/27/2027		865	962
4.700%, 10/22/2031		683	738
European Bank for Reconstruction & Development MTN
6.450%, 12/13/2022	IDR	9,486,000	701
Inter-American Development Bank MTN
7.875%, 03/14/2023		44,650,000	3,410
International Bank for Reconstruction & Development MTN
7.450%, 08/20/2021		10,914,700	793

			6,992

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$229	246

Thailand — 2.7%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	133
3.775%, 06/25/2032		210,074	8,850
3.650%, 06/20/2031		78,000	3,215
3.625%, 06/16/2023		30,000	1,080
3.400%, 06/17/2036		216,743	9,016
3.300%, 06/17/2038		114,072	4,728
2.875%, 12/17/2028		85,796	3,259
2.875%, 06/17/2046		3,431	137
2.400%, 12/17/2023		88,000	3,104
2.125%, 12/17/2026		15,000	541
1.875%, 06/17/2022		20,000	682
1.600%, 12/17/2029		57,719	1,999
1.600%, 06/17/2035		27,023	916
1.585%, 12/17/2035		47,515	1,616
1.450%, 12/17/2024		85,200	2,943
1.250%, 03/12/2028		405	14
0.950%, 06/17/2025		31,000	1,051

			43,284

12	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.375%, 01/16/2024		$1,287	$1,367

Tunisia — 0.2%
Banque Centrale de Tunisie
8.250%, 09/19/2027		337	320
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026	EUR	1,630	1,811
5.625%, 02/17/2024		250	282

			2,413

Turkey — 2.4%
Export Credit Bank of Turkey (A)
6.125%, 05/03/2024		$247	253
5.375%, 10/24/2023		1,033	1,041
5.000%, 09/23/2021		538	541
Export Credit Bank of Turkey MTN
5.375%, 02/08/2021 (A)		896	898
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022 (A)(B)		2,770	2,824
QNB Finansbank
6.875%, 09/07/2024 (A)		613	668
Republic of Turkey
4.875%, 04/16/2043		1,197	1,046
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		1,063	1,068
Turkey Government International Bond
16.200%, 06/14/2023	TRY	11,584	1,631
12.200%, 01/18/2023		6,050	789
11.000%, 03/02/2022		3,700	477
10.700%, 08/17/2022		21,356	2,713
10.600%, 02/11/2026		13,916	1,751
10.500%, 08/11/2027		10,883	1,336
7.250%, 12/23/2023		$1,376	1,503
6.875%, 03/17/2036		2,482	2,701
6.375%, 10/14/2025		200	216
6.350%, 08/10/2024		294	315
6.125%, 10/24/2028		1,455	1,551
6.000%, 03/25/2027		597	633
6.000%, 01/14/2041		308	303
5.950%, 01/15/2031		3,226	3,363
5.750%, 03/22/2024		200	210
5.750%, 05/11/2047		883	837
5.125%, 03/25/2022		2,586	2,648
5.125%, 02/17/2028		442	447
4.875%, 10/09/2026		1,017	1,028
3.000%, 08/02/2023	TRY	11,705	1,598
Turkiye Garanti Bankasi
6.125%, VAR USD Swap Semi 30/360 5 Yr Curr+4.220%, 05/24/2027 (A)		$656	645

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/2026 (A)		$500	$555
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		379	388
Ulker Biskuvi Sanayi
6.950%, 10/30/2025 (A)		871	941
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		429	438

			37,356

Ukraine — 2.2%
Government of Ukraine
7.750%, 09/01/2023		376	413
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		990	1,022
7.125%, 07/19/2024	EUR	720	916
Ukraine Government International Bond
17.000%, 05/11/2022	UAH	71,848	2,690
16.000%, 08/11/2021		148,624	5,388
15.840%, 02/26/2025		66,553	2,596
15.700%, 01/20/2021 (A)		48,000	1,697
9.750%, 11/01/2028		$897	1,104
9.750%, 11/01/2028 (A)		375	461
8.994%, 02/01/2024		1,128	1,276
7.750%, 09/01/2021		2,047	2,120
7.750%, 09/01/2022		688	736
7.750%, 09/01/2024 (A)		245	272
7.750%, 09/01/2025		1,058	1,185
7.750%, 09/01/2026		2,453	2,766
7.750%, 09/01/2026 (A)		45	51
7.750%, 09/01/2027 (A)		223	253
7.750%, 09/01/2027		1,030	1,168
7.375%, 09/25/2032		2,536	2,786
7.253%, 03/15/2033 (A)		1,087	1,185
6.750%, 06/20/2026	EUR	1,299	1,749
4.375%, 01/27/2030 (A)		961	1,123
3.000%, 05/31/2040 (A)(F)		$2,206	2,269

			35,226

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047 (A)		3,268	4,059
4.600%, 11/02/2047		330	410
3.650%, 11/02/2029 (A)		537	619
Abu Dhabi Government International Bond (A)
4.125%, 10/11/2047		824	1,035
3.125%, 09/30/2049		1,436	1,537
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		460	561
3.125%, 04/16/2030		300	339
2.700%, 09/02/2070		681	635

SEI Institutional International Trust / Quarterly Report / December 31, 2020	13

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description		Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 04/16/2025 (A)		$1,933	$2,065
DP World MTN (A)
6.850%, 07/02/2037		421	577
5.625%, 09/25/2048		1,009	1,285
4.700%, 09/30/2049		134	154
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750% (G)		200	217
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		490	575
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		1,749	1,777
Galaxy Pipeline Assets Bidco (A)
3.250%, 09/30/2040		1,222	1,289
2.625%, 03/31/2036		1,630	1,691
MDC-GMTN BV MTN
4.500%, 11/07/2028 (A)		1,346	1,615
MDGH - GMTN BV MTN
3.950%, 05/21/2050		200	239
3.700%, 11/07/2049 (A)		711	813
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		359	390

			21,882

United Kingdom — 0.3%
Standard Chartered Bank MTN (A)
8.375%, 10/18/2039	IDR	20,797,000	1,747
8.250%, 05/18/2029		40,930,000	3,352

			5,099

United States — 0.3%
JPMorgan Chase Bank MTN
7.000%, 09/18/2030 (A)(F)		7,637,000	4,441

Uruguay — 0.7%
Republic of Uruguay
5.100%, 06/18/2050		$535	748
4.375%, 12/15/2028	UYU	9,162	248
Uruguay Government International Bond
9.875%, 06/20/2022		42,797	1,048
4.975%, 04/20/2055		$661	917
4.375%, 10/27/2027		2,310	2,732
4.375%, 01/23/2031		4,639	5,688

			11,381

Uzbekistan — 0.1%
Republic of Uzbekistan Bond MTN
5.375%, 02/20/2029		583	678
4.750%, 02/20/2024		232	251
3.700%, 11/25/2030 (A)		729	768

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.700%, 11/25/2030	$232	$244

		1,941

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (D)	1,000	34
9.000%, 11/17/2021 (B)(D)	4,300	150
6.000%, 05/16/2024 (D)(H)	10,192	357
6.000%, 05/16/2024 (D)	7,785	272
6.000%, 11/15/2026 (D)(H)	13,215	462
5.500%, 04/12/2037 (D)	1,740	59
5.375%, 04/12/2027 (D)	4,563	160
Venezuela Government International Bond
9.250%, 09/15/2027 (D)	2,300	213
9.250%, 05/07/2028 (D)	2,941	271
8.250%, 10/13/2024 (D)	3,304	304
7.750%, 10/13/2019 (D)	3,976	366

		2,648

Vietnam — 0.0%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)	684	717

Zambia — 0.1%
First Quantum Minerals (A)
7.500%, 04/01/2025	404	421
6.875%, 03/01/2026	403	420
Zambia Government International Bond
5.375%, 09/20/2022 (D)	1,053	544

		1,385

Total Global Bonds (Cost $1,445,258) ($ Thousands)		1,502,035

U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bills
0.109%, 05/20/2021 (E)	5,481	5,479

Total U.S. Treasury Obligation (Cost $5,479) ($ Thousands)		5,479

14	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.8%
SEI Liquidity Fund, L.P.
0.080% **†(I)	12,891,804	$12,895

Total Affiliated Partnership (Cost $12,893) ($ Thousands)		12,895

Total Investments in Securities — 96.4% (Cost $1,463,630) ($ Thousands)		$1,520,409

A list of the open futures contracts held by the Fund at December 31, 2020, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Euro-Bund	(74)	Mar-2021	$(15,754)	$(16,084)	$(70)
Euro-Buxl	(24)	Mar-2021	(6,420)	(6,614)	(88)
Korea 10-Year Bond	(14)	Mar-2021	(1,679)	(1,673)	8
R186 Bond Future	1,632	Feb-2021	11,739	13,281	309
R2030 Bond Future	362	Feb-2021	2,023	2,349	105
R2032 Bond Future	812	Feb-2021	4,369	5,132	283
R2035 Bond Future	976	Feb-2021	5,153	6,089	366
R2037 Bond Future	676	Feb-2021	3,200	3,812	257
R2040 Bond Future	379	Feb-2021	1,828	2,194	163
R213 Bond Future	837	Feb-2021	4,319	5,052	260
U.S. 10-Year Treasury Note	91	Mar-2021	12,562	12,565	3
U.S. Long Treasury Bond	(12)	Mar-2021	(2,097)	(2,078)	19
U.S. Ultra Long Treasury Bond	28	Mar-2021	6,089	5,980	(109)

			$25,332	$30,005	$1,506

A list of the open forward foreign currency contracts held by the Fund at December 31, 2020, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	02/03/21	USD	5,119	TRY	41,037	$352
Citigroup	03/22/21	USD	416	EUR	341	2
Citigroup	01/05/21 - 03/22/21	USD	970	EUR	790	(3)
Citigroup	01/05/21 - 03/02/21	USD	1,022	BRL	5,491	35
Citigroup	03/12/21	USD	1,719	BRL	8,851	(17)
Citigroup	03/22/21	EUR	225	USD	277	2
Citigroup	01/05/21 - 03/22/21	EUR	16,963	USD	20,558	(226)
Citigroup	01/11/21	EUR	229	CZK	6,002	(1)
Citigroup	01/11/21	CZK	6,046	EUR	230	—
Citigroup	01/15/21	USD	2,695	KRW	2,941,854	12
Citigroup	03/17/21	USD	8,031	KRW	8,729,559	(2)
Citigroup	01/20/21 - 03/17/21	HUF	801,144	EUR	2,252	53
Citigroup	01/25/21 - 03/17/21	USD	17,135	CNY	113,093	190
Citigroup	01/25/21	USD	3,277	CNY	21,315	(11)
Citigroup	01/27/21 - 05/20/21	EGP	60,061	USD	3,656	(66)
Citigroup	01/28/21 - 02/04/21	USD	3,928	NGN	1,559,130	(73)
Citigroup	01/28/21 - 02/05/21	UAH	322,748	USD	11,027	(3,850)
Citigroup	01/28/21	NGN	547,260	USD	1,289	(67)
Citigroup	01/29/21	USD	2,472	SGD	3,286	14
Citigroup	02/03/21 - 03/17/21	USD	6,967	TRY	56,353	442

SEI Institutional International Trust / Quarterly Report / December 31, 2020	15

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	02/05/21 - 03/17/21	USD	2,091	ZAR	33,004	$143
Citigroup	02/05/21	USD	4,104	MXN	84,391	116
Citigroup	03/17/21	USD	966	MXN	19,340	(3)
Citigroup	02/05/21	ZAR	29,257	USD	1,835	(148)
Citigroup	02/05/21 - 03/17/21	MXN	57,389	USD	2,812	(53)
Citigroup	02/24/21	IDR	13,502,073	USD	944	(23)
Citigroup	02/26/21 - 03/05/21	EUR	3,925	PLN	17,494	(108)
Citigroup	03/02/21	BRL	5,635	USD	993	(91)
Citigroup	03/05/21 - 03/08/21	TRY	39,042	USD	4,820	(322)
Citigroup	03/12/21	USD	1,666	INR	124,042	21
Citigroup	03/12/21	USD	1,708	PLN	6,273	(22)
Citigroup	03/12/21 - 03/17/21	USD	11,778	CZK	254,954	115
Citigroup	03/17/21	EUR	199	HUF	72,453	—
Citigroup	03/17/21	USD	2,306	IDR	32,819,626	41
Citigroup	03/17/21	USD	5,275	RUB	392,949	(4)
Citigroup	03/17/21	SGD	15,817	USD	11,834	(138)
Citigroup	03/17/21	RON	19,610	USD	4,848	(70)
Citigroup	03/17/21	PHP	357,250	USD	7,386	(41)
Citigroup	03/17/21	COP	45,871,851	USD	13,244	(157)
Citigroup	03/22/21	JPY	248,714	USD	2,393	(19)
Goldman Sachs	01/05/21	USD	1,089	EUR	896	8
Goldman Sachs	01/05/21 - 03/17/21	EUR	7,317	USD	8,816	(146)
Goldman Sachs	01/11/21	EUR	2,204	CZK	58,145	13
Goldman Sachs	03/22/21	EUR	1,132	CZK	29,585	(7)
Goldman Sachs	01/11/21	CZK	12,090	EUR	461	1
Goldman Sachs	01/20/21	EUR	2,175	HUF	784,919	(13)
Goldman Sachs	01/21/21	EGP	41,916	USD	2,501	(158)
Goldman Sachs	03/02/21	USD	4,366	BRL	23,416	138
Goldman Sachs	02/02/21 - 03/02/21	USD	8,612	BRL	44,477	(53)
Goldman Sachs	02/03/21	USD	1,049	IDR	14,873,226	18
Goldman Sachs	02/03/21	IDR	15,787,485	USD	1,089	(43)
Goldman Sachs	02/04/21	USD	301	NGN	121,443	(2)
Goldman Sachs	02/05/21 - 03/17/21	USD	13,429	MXN	276,557	364
Goldman Sachs	02/05/21	MXN	3,571	USD	179	1
Goldman Sachs	02/05/21	MXN	32,163	USD	1,548	(60)
Goldman Sachs	02/18/21	USD	2,258	CNY	14,908	26
Goldman Sachs	03/02/21	BRL	15,291	USD	2,951	10
Goldman Sachs	03/08/21	USD	663	TRY	5,150	14
Goldman Sachs	03/17/21	USD	3,828	THB	114,898	9
Goldman Sachs	03/17/21	PEN	4,685	USD	1,300	3
Goldman Sachs	03/17/21	USD	18,727	PLN	68,426	(340)
Goldman Sachs	03/17/21	HUF	400,022	EUR	1,125	28
Goldman Sachs	03/17/21	COP	26,183,669	USD	7,540	(109)
Goldman Sachs	04/16/21	USD	672	RUB	50,617	5
Goldman Sachs	04/16/21	USD	2,493	PEN	8,966	(11)
Goldman Sachs	04/16/21	RUB	213,892	USD	2,876	15
JPMorgan Chase Bank	01/05/21	USD	3,406	EUR	2,803	23
JPMorgan Chase Bank	01/08/21 - 02/18/21	USD	10,310	CNY	67,837	72
JPMorgan Chase Bank	01/12/21 - 01/20/21	PEN	9,680	USD	2,703	26
JPMorgan Chase Bank	01/11/21	PEN	1,936	USD	534	(2)

16	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	01/12/21	USD	4,885	CNY	32,295	$57
JPMorgan Chase Bank	01/12/21 - 03/17/21	USD	7,124	CLP	5,364,942	430
JPMorgan Chase Bank	01/19/21	BRL	1,912	USD	380	12
JPMorgan Chase Bank	01/12/21	BRL	23,246	USD	4,355	(120)
JPMorgan Chase Bank	01/12/21 - 01/25/21	IDR	278,583,629	USD	19,565	(332)
JPMorgan Chase Bank	01/19/21	USD	186	PEN	668	(1)
JPMorgan Chase Bank	01/19/21	USD	513	PHP	24,673	1
JPMorgan Chase Bank	01/19/21	USD	942	RUB	68,933	(12)
JPMorgan Chase Bank	01/19/21	USD	1,695	THB	50,939	5
JPMorgan Chase Bank	01/19/21	USD	6,098	BRL	32,886	233
JPMorgan Chase Bank	01/20/21	USD	1,384	BRL	7,059	(25)
JPMorgan Chase Bank	01/19/21	MYR	13,215	USD	3,259	(33)
JPMorgan Chase Bank	01/19/21	CLP	1,915,492	USD	2,620	(77)
JPMorgan Chase Bank	01/20/21	USD	3,451	KRW	3,767,159	16
JPMorgan Chase Bank	01/20/21 - 02/17/21	ZAR	163,936	USD	9,823	(1,312)
JPMorgan Chase Bank	01/20/21	RUB	198,112	USD	2,683	10
JPMorgan Chase Bank	01/20/21	COP	3,859,180	USD	1,128	(1)
JPMorgan Chase Bank	01/21/21	USD	2,377	KRW	2,594,832	11
JPMorgan Chase Bank	03/12/21	USD	1,819	KRW	1,971,690	(5)
JPMorgan Chase Bank	01/26/21	USD	41	IDR	586,785	1
JPMorgan Chase Bank	02/02/21	USD	4,389	BRL	23,714	175
JPMorgan Chase Bank	02/03/21	EUR	2,911	USD	3,577	12
JPMorgan Chase Bank	02/03/21 - 02/24/21	IDR	62,600,984	USD	4,362	(128)
JPMorgan Chase Bank	02/05/21	AUD	3,344	USD	2,367	(214)
JPMorgan Chase Bank	02/05/21 - 02/17/21	USD	6,276	ZAR	98,857	419
JPMorgan Chase Bank	02/05/21 - 02/18/21	MXN	124,386	USD	6,032	(182)
JPMorgan Chase Bank	02/18/21	USD	4,859	RON	20,097	187
JPMorgan Chase Bank	02/18/21	USD	6,578	PLN	24,956	127
JPMorgan Chase Bank	02/18/21 - 03/17/21	USD	10,569	MXN	213,772	82
JPMorgan Chase Bank	02/18/21	PLN	1,274	USD	351	9
JPMorgan Chase Bank	02/18/21	PLN	14,571	USD	3,849	(66)
JPMorgan Chase Bank	02/24/21	USD	671	IDR	9,562,651	14
JPMorgan Chase Bank	02/26/21	USD	689	UAH	19,981	254
JPMorgan Chase Bank	03/09/21 - 03/30/21	EUR	5,895	RON	28,927	27
JPMorgan Chase Bank	03/15/21	USD	369	THB	11,044	(1)
JPMorgan Chase Bank	03/15/21	THB	26,713	USD	886	(6)
JPMorgan Chase Bank	03/17/21	USD	114	CZK	2,461	2
JPMorgan Chase Bank	03/17/21	USD	4,386	HUF	1,283,476	(54)
JPMorgan Chase Bank	03/17/21	USD	8,596	TRY	69,668	532
JPMorgan Chase Bank	03/25/21	USD	619	KZT	262,750	(4)
JPMorgan Chase Bank	04/16/21	RUB	50,674	USD	671	(7)
Merrill Lynch	03/02/21	USD	3,138	BRL	16,869	106
Morgan Stanley	01/05/21	EUR	790	USD	959	(7)
Morgan Stanley	01/11/21	CZK	43,077	EUR	1,602	(47)
Morgan Stanley	01/20/21	EUR	506	HUF	181,841	(5)
Morgan Stanley	02/05/21	ZAR	55,782	USD	3,457	(325)
Morgan Stanley	02/26/21 - 03/05/21	EUR	4,251	PLN	19,060	(85)
Morgan Stanley	03/02/21	USD	2,400	BRL	13,007	101
Morgan Stanley	03/08/21	USD	643	TRY	5,193	41
Morgan Stanley	03/17/21	USD	5,832	CLP	4,345,613	292

SEI Institutional International Trust / Quarterly Report / December 31, 2020	17

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	01/04/21	USD	2,454	SGD	3,286	$32
Standard Bank	01/05/21	USD	1,293	EUR	1,087	37
Standard Bank	01/05/21 - 02/03/21	EUR	15,772	USD	18,919	(380)
Standard Bank	01/28/21 - 02/04/21	NGN	1,133,314	USD	2,680	(118)
Standard Bank	02/05/21	USD	1,194	AUD	1,671	96
Standard Bank	02/05/21 - 03/17/21	USD	17,780	ZAR	269,845	438
Standard Bank	02/09/21 - 03/17/21	USD	14,979	CNY	99,285	229
Standard Bank	02/09/21	TWD	275,852	USD	9,794	(84)
Standard Bank	02/17/21 - 03/03/21	GHS	16,972	USD	2,746	(114)
Standard Bank	03/17/21	USD	658	HUF	194,145	(2)
Standard Bank	03/17/21	USD	3,224	MYR	13,136	60
Standard Chartered	01/05/21	BRL	4,216	USD	787	(24)
Standard Chartered	01/05/21	USD	6,121	BRL	33,519	332
Standard Chartered	01/05/21	USD	673	BRL	3,456	(8)
Standard Chartered	01/13/21	USD	2,457	INR	181,373	24
Standard Chartered	01/19/21 - 02/18/21	USD	5,338	CNY	34,988	20
Standard Chartered	02/24/21	IDR	13,147,267	USD	922	(19)
Standard Chartered	03/12/21	USD	1,700	CLP	1,266,028	85
Standard Chartered	03/15/21	PHP	17,839	USD	369	(2)
Standard Chartered	03/17/21	EUR	2,055	HUF	742,471	(11)
State Street	01/05/21 - 02/03/21	EUR	7,122	USD	8,457	(260)
State Street	02/05/21	USD	1,194	AUD	1,673	97
State Street	02/05/21	USD	2,578	MXN	54,798	163
State Street	02/05/21	USD	540	MXN	10,766	(1)
State Street	02/05/21	MXN	12,347	USD	621	3
State Street	02/05/21	MXN	6,675	USD	331	(3)
State Street	03/02/21	USD	884	BRL	4,757	31
State Street	03/25/21	USD	350	INR	148,597	(2)
State Street	04/16/21	USD	8,352	RUB	629,013	60

						$(3,361)

A list of open OTC swap agreements held by the Fund at December 31, 2020, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	1-DAY BRL - CETIP	12.725%	Annually	01/05/2021	BRL	10,608	$776	$–	$776
JPMorgan Chase	1-DAY BRL - CETIP	9.61%	Annually	01/05/2021	BRL	4,626	150	–	150
JPMorgan Chase	1-DAY BRL - CETIP	10.89%	Annually	01/05/2021	BRL	170	7	–	7
JPMorgan Chase	1-DAY BRL - CETIP	10.04%	Annually	01/05/2021	BRL	3,557	129	–	129
JPMorgan Chase	1-DAY BRL - CETIP	9.275%	Annually	01/05/2021	BRL	5,815	171	–	171
JPMorgan Chase	1-DAY BRL - CETIP	8.87%	Annually	01/05/2021	BRL	8,089	213	–	213
Goldman Sachs	28-DAY MXN – TIIE	5.37%	Monthly	03/17/2021	MXN	46,500	4	–	4
Goldman Sachs	3-MONTH MosPrime Rate - RUB	7.515%	Annually	06/10/2021	RUB	1,020,770	375	–	375
JPMorgan Chase	1.3775%	6-MONTH HUF -BUBOR	Semi-Annually	06/17/2021	HUF	654,998	(23)	–	(23)
Goldman Sachs	6-MONTH PLN - WIBOR	2.208%	Annually	11/16/2021	PLN	6,842	37	–	37
Citibank	6-MONTH PLN - WIBOR	2.431%	Annually	12/14/2021	PLN	11,000	67	–	67
Goldman Sachs	3-MONTH MosPrime Rate - RUB	6.29%	Annually	12/14/2021	RUB	535,000	183	–	183
Goldman Sachs	6-MONTH HUF - BUBOR 1-DAY-CLP - Sinacofi Chile	1.265%	Semi-Annually	01/10/2022	HUF	1,537,322	(93)	–	(93)
JPMorgan Chase	Interbank Rate Avg	3.430%	Semi-Annually	05/10/2022	CLP	420,527	27	–	27
Goldman Sachs	28-DAY MXN - TIIE	5.900%	Monthly	09/12/2022	MXN	75,956	103	–	103

18	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	6-MONTH HUF - BUBOR	0.8385%	Annually	09/21/2022	HUF	628,335	$9	$–	$9
Goldman Sachs	1-DAY BRL - CETIP	11.985%	Annually	01/02/2023	BRL	3,000	340	–	340
Goldman Sachs	1-DAY BRL - CETIP	10.04%	Annually	01/03/2023	BRL	5,012	444	–	444
Goldman Sachs	3-MONTH MosPrime Rate - RUB	7.072%	Annually	04/02/2023	RUB	715,570	334	–	334
Goldman Sachs	28-DAY MXN - TIIE	6.355%	Monthly	05/21/2025	MXN	23,145	81	–	81
Citibank	.953%	3-MONTH MYR - KLIBOR	Quarterly	08/18/2025	MYR	11,000	33	–	33
JPMorgan Chase	3-MONTH MYR KLIBOR	2.12%	Quarterly	11/12/2025	MYR	11,200	13	–	13
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	56	–	56
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	157	–	157
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	132	–	132
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	103	–	103

							$3,828	$–	$3,828

Cross Currency Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payment (Thousands)	Net Unrealized Appreciation (Thousands)
JPMorgan Chase	12.97%	3-MONTH USD LIBOR	Quarterly	04/07/2026	TRY	2,227	$33	$–	$33

							$33	$–	$33

A list of open centrally cleared swap agreements held by the Fund at December 31, 2020, are as follows:

Credit Default Swap
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDX.EM.34.V1	Buy	1.00%	Quarterly	12/20/2025	10,731	$257	$684	$(427)

						$257	$684	$(427)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
8.09%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	133,260	$(19)	$–	$(19)
2.969%	6-MONTH HUF - BUBOR	Semi-Annually	02/08/2029	HUF	200,000	(42)	–	(42)
28-DAY MXN - TIIE	7.51%	Monthly	04/20/2027	MXN	8,110	59	–	59
28-DAY MXN - TIIE	7.72%	Monthly	12/03/2026	MXN	8,000	61	–	61
D CHINA FIXING REPO	.775%	Quarterly	12/11/2025	CNY
RATES(CNRR07)					19,000	(19)	–	(19)
.665%	D CHINA FIXING REPO	Quarterly	10/26/2025	CNY
	RATES(CNRR007)				18,000	(4)	–	(4)
28-DAY MXN - TIIE	4.85 FIXED	Monthly	07/25/2025	MXN	6,144	3	–	3
D CHINA FIXING REPO RATES	.605%	Quarterly	07/16/2025	CNY
(CNRR07)					45,500	(7)	–	(7)
1-DAY-CLP - Sinacofi Chile Interbank	1.16%	Semi-Annually	06/23/2025	CLP
Rate Avg					2,335,691	(27)	–	(27)
9925%	6-MONTH HUF - BUBOR	Semi-Annually	06/23/2025	HUF	734,635	1	–	1
1-DAY-CLP - Sinacofi Chile Interbank	.36%	Semi-Annually	06/17/2025	CLP
Rate Avg					1,931,133	2	–	2
0.644 FIXED	6-MONTH PLN - WIBOR	Semi-Annually	06/09/2025	PLN	11,248	(16)	–	(16)
28-DAY MXN - TIIE	.45% FIXED	Monthly	04/01/2025	MXN	27,064	98	–	98
6-MONTH HUF - BUBOR	.725%	Annually	03/25/2025	HUF	598,334	(21)	–	(21)
1-DAY BRL - CETIP	.455%	Annually	01/02/2025	BRL	3,591	28	–	28
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	3,362	26	–	26
5.915%	1-DAY COP- COLUMBIA IBR	Quarterly	05/15/2029	COP	3,600,000	(169)	–	(169)
1-DAY BRL - CETIP	.65%	Annually	01/02/2025	BRL	12,389	13	–	13

SEI Institutional International Trust / Quarterly Report / December 31, 2020	19

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
5.37	1-DAY COP-COLUMBIA IBR	Quarterly	06/21/2029	COP	1,800,000	$(62)	$–	$(62)
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	42,602	(259)	–	(259)
6-MONTH CZK PRIBOR	1.38%	Annually	11/13/2030	CZK	62,479	(11)	–	(11)
6-MONTH CZK PRIBOR	.395%	Annually	11/12/2030	CZK	62,500	(9)	–	(9)
1-DAY-CLP - Sinacofi Chile Interbank	.145%	Semi-Annually	08/24/2030	CLP
Rate Avg					444,725	(19)	–	(19)
.21%	1-DAY COP-COLUMBIA IBR	Quarterly	07/08/2030	COP	1,318,748	(9)	–	(9)
1.00%	6-MONTH PLN - WIBOR	Semi-Annually	06/12/2030	PLN	8,141	7	–	7
.33%	1-DAY-CLP - Sinacofi Chile	Semi-Annually	06/05/2030	CLP
	Interbank Rate Avg				830,041	(66)	–	(66)
1-DAY COP - COLUMBIA IBR	5.45%	Quarterly	03/12/2030	COP	1,338,006	(48)	–	(48)
1-DAY COP - COLUMBIA IBR	5.47%	Quarterly	03/11/2030	COP	879,919	(32)	–	(32)
1-DAY COP - COLUMBIA IBR	5.4%	Quarterly	03/11/2030	COP	2,751,828	(96)	–	(96)
6-MONTH PLN - WIBOR	1.75%	Annually	02/26/2030	PLN	11,700	205	–	205
1.61%	6-MONTH HUF - BUBOR	Semi-Annually	01/17/2030	HUF	135,000	(6)	–	(6)
1.81%	6-MONTH CZK - PRIBOR	Semi-Annually	01/17/2030	CZK	10,000	(24)	–	(24)
1.805%	6-MONTH PLN - WIBOR	Semi-Annually	12/17/2029	PLN	11,500	(217)	–	(217)
1.4925%	6-MONTH CZK - PRIBOR	Semi-Annually	11/18/2029	CZK	33,000	34	–	34
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	33,993	(194)	–	(194)
3-MONTH ZAR - JIBAR	8.49%	Quarterly	07/18/2029	ZAR	10,000	11	–	11
6-MONTH PLN - WIBOR	.635%	Semi-Annually	11/24/2030	PLN	10,987	(9)	–	(9)
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2025	BRL	4,102	31	–	31
1.675%	6-MONTH CZK - PRIBOR	Semi-Annually	07/17/2024	CZK	21,146	(25)	–	(25)
1-DAY BRL - CETIP	5.25%	Annually	01/02/2023	BRL	11,519	44	–	44
D OVERNIGHT BRAZIL INTERBANK	.43%	Annually	01/02/2023	BRL
DEPOSIT					12,558	(13)	–	(13)
28-DAY MXN - TIIE	6.71%	Monthly	07/07/2022	MXN	37,637	69	–	69
28-DAY MXN - TIIE	6.745%	Monthly	06/23/2022	MXN	26,758	48	–	48
6-MONTH HUF - BUBOR	675%	Annually	06/23/2022	HUF	1,807,262	3	–	3
1-DAY BRL - CETIP	.885 FIXED	Annually	01/03/2022	BRL	15,625	1	–	1
1-DAY BRL - CETIP	2.99%	Annually	01/03/2022	BRL	20,697	6	–	6
1-DAY BRL - CETIP	5.89%	Annually	01/03/2022	BRL	27,057	148	–	148
1.960%	1-DAY-CLP - Sinacofi Chile	Semi-Annually	12/12/2021	CLP
	Interbank Rate Avg				2,569,905	(52)	–	(52)
6-MONTH CZK - PRIBOR	2.135%	Annually	11/18/2021	CZK	155,000	110	–	110
6-MONTH PLN - WIBOR	2.263%	Annually	11/12/2021	PLN	7,000	34	–	34
6-MONTH CZK - PRIBOR	2.07%	Annually	09/30/2021	CZK	121,000	71	–	71
6-MONTH CZK - PRIBOR	2.1%	Annually	09/30/2021	CZK	150,349	88	–	88
8.145%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	136,359	(19)	–	(19)
8.125%	28-DAY MXN - TIIE	Monthly	01/28/2021	MXN	60,000	(8)	–	(8)
1-DAY BRL - CETIP	6.61%	Annually	01/02/2023	BRL	4,693	39	–	39
6-MONTH HUF - BUBOR	0.81%	Annually	09/12/2024	HUF	75,000	(1)	–	(1)
1-DAY BRL - CETIP	5.655	Annually	01/02/2023	BRL	2,705	14	–	14
1-DAY BRL - CETIP	.77 FIXED	Annually	01/02/2023	BRL	6,361	56	–	56
1.64	6-MONTH CZK - PRIBOR	Semi-Annually	06/21/2024	CZK	14,000	(16)	–	(16)
28-DAY MXN - TIIE	.47%	Monthly	06/19/2024	MXN	95,833	26	–	26
1.7	6-MONTH CZK - PRIBOR	Semi-Annually	06/18/2024	CZK	140,000	(173)	–	(173)
6-MONTH PLN - WIBOR	.65 FIXED	Annually	03/26/2024	PLN	2,804	7	–	7
6-MONTH PLN - WIBOR	.63 FIXED	Annually	03/26/2024	PLN	3,196	8	–	8
1.9865%	6-MONTH PLN - WIBOR	Semi-Annually	03/25/2024	PLN	14,396	(204)	–	(204)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	21,544	(14)	–	(14)
1-DAY BRL CETIP	5.715%	Annually	01/02/2024	BRL	3,999	14	–	14
1-DAY BRL - CETIP	.5 FIXED	Annually	01/02/2024	BRL	4,808	35	–	35
1-DAY BRL- CETIP	5.9725%	Annually	01/02/2024	BRL	5,677	27	–	27
1-DAY BRL - CETIP	5.56%	Annually	01/02/2024	BRL	18,819	54	–	54
1-DAY BRL - CETIP	.76%	Annually	01/02/2024	BRL	8,953	34	–	34

20	SEI Institutional International Trust / Quarterly Report / December 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
28-DAY MXN - TIIE)	.01%	Monthly	11/22/2023	MXN	148,276	$26	$–	$26
28-DAY MXN - TIIE	.55% FIXED	Monthly	04/13/2023	MXN	52,615	72	–	72
1-DAY BRL - CETIP	.23 FIXED	Annually	01/02/2023	BRL	5,579	39	–	39
1-DAY BRL - CETIP	9.255%	Annually	01/02/2023	BRL	2,368	39	–	39
6-MONTH PLN WIBOR	1.709%	Semi-Annually	11/25/2030	PLN	9,013	(16)	–	(16)

						$(235)	$–	$(235)

Percentages are based on Net Assets of $1,576,751 ($ Thousands).

**	The rate reported is the 7-day effective yield as of December 31, 2020.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2020, the value of these securities amounted to $303,231 ($ Thousands), representing 19.2% of the Net Assets of the Fund.

(B)	Certain securities or partial positions of certain securities are on loan at December 31, 2020. The total market value of securities on loan at December 31, 2020 was $12,732 ($ Thousands).
(C)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.

(D)	Security is in default on interest payment.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(G)	Perpetual security with no stated maturity date.

(H)	Securities considered illiquid. The total value of such securities as of December 31, 2020 was $819 ($ Thousands) and represented 0.1% of the Net Assets of the Fund.

(I)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of December 31, 2020 was $12,895 ($ Thousands).

AUD — Australian Dollar

BRL — Brazilian Real

BUBOR — Budapest Interbank Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

DOP — Dominican Peso

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

IBR — Interbank Rate

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KLIBOR — Kuala Lumpur Interbank Offered Rate

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PLN — Polish Zloty

PLC — Public Limited Company

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

THB — Thai Bhat

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

ULC — Unlimited Liability Company

USD — United States Dollar

UYU — Uruguay Dollar

WIBOR — Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

SEI Institutional International Trust / Quarterly Report / December 31, 2020	21

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2020

Emerging Markets Debt Fund (Concluded)

The following is a list of the level of inputs used as of December 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	2,090	1,499,945	–	1,502,035
U.S. Treasury Obligation	–	5,479	–	5,479
Affiliated Partnership	–	12,895	–	12,895

Total Investments in Securities	2,090	1,518,319	–	1,520,409

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,773	–	–	1,773
Unrealized Depreciation	(267)	–	–	(267)
Forwards Contracts*
Unrealized Appreciation	–	7,175	–	7,175
Unrealized Depreciation	–	(10,536)	–	(10,536)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	3,944	–	3,944
Unrealized Depreciation	–	(116)	–	(116)
Cross Currency Swaps*
Unrealized Appreciation	–	33	–	33
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	–	(427)	–	(427)
Interest Rate Swaps*
Unrealized Appreciation	–	1,691	–	1,691
Unrealized Depreciation	–	(1,926)	–	(1,926)

Total Other Financial Instruments	1,506	(162)	–	1,344

*Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2020, there were no transfers in or out of Level 3.

The following is a summary of the transactions with affiliates for the period ended December 31, 2020 ($ Thousands):

Security Description	Value 9/30/2020	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 12/31/2020	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$15,318	$ 11,583	$(14,005)	$—	$(1)	$12,895	12,891,804	$9	$—

Amount designated as “-” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

22	SEI Institutional International Trust / Quarterly Report / December 31, 2020